Filed with the Securities and Exchange Commission on August 1, 2000.

                                                               File No. 33-32476
                                                               File No. 811-5970

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                            /    /
                           Pre-Effective Amendment No
                                                      --                  /    /

                         Post-Effective Amendment No. 20
                                                      --                  /  X /
                                     And/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                   /    /
                                Amendment No. 21
                                              --                          /  X /


                               Cash Account Trust
                               ------------------
               (Exact Name of Registrant as Specified in Charter)

               222 South Riverside Plaza, Chicago, Illinois, 60606
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

            Registrant's Telephone Number, including Area Code: (312) 537-7000

                                Philip J. Collora
                               ------------------
                        Scudder Kemper Investments, Inc.
                         -------------------------------
                            222 South Riverside Plaza
                             Chicago, Illinois 60606
                             -----------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/    / Immediately upon filing pursuant to paragraph (b)
/    / 60 days after filing pursuant to paragraph (a) (1)
/    / 75 days after filing pursuant to paragraph (a) (2)
/  X / On August 1, 2000  pursuant to paragraph (b)
/    / On ______________ pursuant to paragraph (a) (1)
/    / On __________________ pursuant to paragraph (a) (2) of Rule 485

       If Appropriate, check the following box:

/ X / This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Cash Account Trust

Service Shares


P R O S P E C T U S

August 1, 2000




Money Market Portfolio

Government Securities Portfolio

Tax-Exempt Portfolio

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------
Table of Contents

CASH ACCOUNT TRUST


The Fund And Its Portfolios            Your Investment In The Portfolios

  1  Money Market Portfolio            16  Policies You Should Know About

  5  Government Securities Portfolio   20  Understanding Distributions And Taxes

  9  Tax-Exempt Portfolio

 13  Other Policies And Risks

 13  Who Manages The Portfolios

 14  Financial Highlights

--------------------------------------------------------------------------------
                                                             TICKER SYMBOL CSAXX

Money Market Portfolio

The Portfolio's Goal And Main
Strategy

The portfolio seeks maximum current income consistent with stability of capital.

The portfolio pursues its goal by investing primarily in high quality short-term securities, as well as certain repurchase agreements.

The portfolio may buy securities from many types of issuers, including the U.S. government, banks (both U.S. banks and U.S. branches of foreign banks), corporations, and municipalities. The portfolio will normally invest at least 25% of total assets in bank obligations. However, everything the portfolio buys must meet the rules for money market portfolio investments (see sidebar). In addition, the portfolio focuses its investments on securities that are in the top credit grade for short-term debt securities.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks, and possible interest rate movements.

The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

--------------------------------------------------------------------------------
Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the portfolio's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities and be denominated in U.S. dollars

                           1 | Money Market Portfolio

Main Risks to Investors

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments.

As with most money market portfolios, the most important factor is short-term market interest rates. The portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well.

Investments by the portfolio in Eurodollar certificates of deposit issued by London branches of U.S. banks, and different obligations issued by foreign entities, including U.S. branches of foreign banks, involve additional risks than investments in securities of domestic branches of U.S. banks. These risks include, but are not limited to, future unfavorable political and economic developments, possible withholding taxes on interest payments, seizure of foreign deposits, currency controls, or interest limitations or other governmental restrictions that might affect payment of principal or interest. The market for such obligations may be less liquid and, at times, more volatile than for securities of domestic branches of U.S. banks. Additionally, there may be less public information available about foreign banks and their branches.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality or other factors

o the counterparty to a repurchase agreement or other transaction could default on its obligations

o over time, the real value of the portfolio's yield may be eroded by inflation

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

                           2 | Money Market Portfolio

Performance

The bar chart shows how the total returns for the portfolio's Service Shares have varied from year to year, which may give some idea of risk. The table shows how the portfolio's Service Shares returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE PRINTED DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

 5.36    2.99     2.39     3.51      5.13     4.64      4.80     4.69      4.38
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
1991     1992     1993     1994      1995     1996      1997     1998      1999
--------------------------------------------------------------------------------

Best Quarter: 1.58%, Q1 1991
Worst Quarter: 0.57%, Q2 1993
Year-to-date return as of 6/30/2000: 2.62%


--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/1999
--------------------------------------------------------------------------------

     1 Year            5 Years       Since Inception*
-------------------------------------------------------
      4.38%             4.72%             4.23%
-------------------------------------------------------

* Inception date for the Service Shares of the portfolio is December 3, 1990.

In the chart, total returns for 1991 through 1999 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 1999 would have been lower if operating expenses hadn't been reduced.

7-day yield as of 12/31/1999: 5.05%

                           3 | Money Market Portfolio

How Much Investors Pay

The fee table describes the fees and expenses that you may pay if you buy and hold Service Shares of this portfolio. This information doesn't include any fees that may be charged by your financial services firm.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (%)
(paid directly from your investment)                                     None
-------------------------------------------------------------------------------

Annual Operating Expenses (%)
(deducted from portfolio assets)
-------------------------------------------------------------------------------
Management Fee                                                           0.17%
-------------------------------------------------------------------------------
Distribution (12b-1) Fee                                                 0.60%
-------------------------------------------------------------------------------
Other Expenses*                                                          0.31%
-------------------------------------------------------------------------------
Total Annual Operating Expenses**                                        1.08%
-------------------------------------------------------------------------------

* Includes costs of shareholder servicing, custody and similar expenses, which may vary with fund size and other factors.

** By contract, total annual operating expenses are capped at 1.00% through August 31, 2000. Additionally, the advisor will cap expenses voluntarily at 1.00%. This cap may be terminated at any time at the option of the advisor.

--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

Based on the figures above, this example helps you compare the portfolio's Service Shares' expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

    1 Year       3 Years       5 Years              10 Years
-------------------------------------------------------------------------------
     $110          $343         $595                 $1,317
-------------------------------------------------------------------------------

                           4 | Money Market Portfolio

--------------------------------------------------------------------------------
                                                             TICKER SYMBOL CAGXX

Government Securities Portfolio

The Portfolio's Goal And Main Strategy

The portfolio seeks to provide maximum current income consistent with stability of capital.

The portfolio pursues its goal by investing exclusively in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements backed by these securities.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as economic outlook and possible interest rate movements. The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

--------------------------------------------------------------------------------
Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the portfolio's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities and be denominated in U.S. dollars

                       5 | Government Securities Portfolio

Main Risks to Investors

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments.

As with most money market portfolios, the most important factor is short-term market interest rates. The portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well.

Some securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of that agency or instrumentality, while other securities are backed by the full faith and credit of the U. S. Government. There is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality or other factors

o the counterparty to a repurchase agreement or other transaction could default on its obligations

o over time, the real value of the portfolio's yield may be eroded by inflation

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

                       6 | Government Securities Portfolio

Performance

The bar chart shows how the total returns for the portfolio's Service Shares have varied from year to year, which may give some idea of risk. The table shows how the portfolio's Service Shares returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE PRINTED DOCUMENT CONTAINS A BAR CHART HERE BAR CHART DATA:

 5.29    3.05     2.42     3.51      5.19     4.70      4.79     4.56      4.21
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
1991     1992     1993     1994      1995     1996      1997     1998      1999
--------------------------------------------------------------------------------

Best Quarter: 1.46%, Q1 1991
Worst Quarter: 0.59%, Q2 1993
Year-to-date return as of 6/30/2000: 2.54%

--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/1999
--------------------------------------------------------------------------------

     1 Year            5 Years      Since Inception*
------------------------------------------------------
      4.21%             4.69%             4.21%
------------------------------------------------------

*    Inception date for the Service Shares of the portfolio is December 3, 1990.

In the chart, total returns for 1991 through 1999 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 1999 would have been lower if operating expenses hadn't been reduced.

7-day yield as of 12/31/1999:  4.73%

                       7 | Government Securities Portfolio

How Much Investors Pay

The fee table describes the fees and expenses that you may pay if you buy and hold Service Shares of this portfolio. This information doesn't include any fees that may be charged by your financial services firm.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (%)
(paid directly from your investment)                                  None
-------------------------------------------------------------------------------
Annual Operating Expenses (%)
(deducted from portfolio assets)
-------------------------------------------------------------------------------
Management Fee                                                        0.17%
-------------------------------------------------------------------------------
Distribution (12b-1) Fee                                              0.60%
-------------------------------------------------------------------------------
Other Expenses*                                                       0.31%
-------------------------------------------------------------------------------
Total Annual Operating Expenses**                                     1.08%
-------------------------------------------------------------------------------

* Includes costs of shareholder servicing, custody and similar expenses, which may vary with fund size and other factors.

** By contract, total annual operating expenses expenses are capped at 1.00% through August 31, 2000. Additionally, the advisor will cap expenses voluntarily at 1.00%. This cap may be terminated at any time at the option of the advisor.

--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

Based on the figures above, this example helps you compare the portfolio's Service Shares' expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

    1 Year       3 Years       5 Years             10 Years
-------------------------------------------------------------------------------
     $110          $343         $595                $1,317
-------------------------------------------------------------------------------

                       8 | Government Securities Portfolio

--------------------------------------------------------------------------------
                                                             TICKER SYMBOL CHTXX

Tax-Exempt Portfolio

The Portfolio's Goal And Main
Strategy

The portfolio seeks to provide maximum current income that is exempt from Federal income taxes to the extent consistent with stability of capital.

The portfolio seeks to provide income exempt from regular federal income tax and stability of principal through investments in high quality short-term municipal securities. The portfolio normally invests at least 80% of net assets in municipal securities, the income from which is free from regular federal income tax and from alternative minimum tax (AMT).

The portfolio may buy many types of municipal securities, including industrial development bonds, but all must meet the rules for money market portfolio investments (see sidebar). In addition, the portfolio focuses its investments on securities that are in the top credit grade for short-term debt securities.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks, and possible interest rate movements.

The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

--------------------------------------------------------------------------------
Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the portfolio's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities and be denominated in U.S. dollars

                            9 | Tax-Exempt Portfolio

Main Risks to Investors

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments.

As with most money market portfolios, the most important factor is short-term market interest rates. The portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well.

The municipal securities market is narrower and less liquid, with fewer investors, issuers and market makers, than the taxable securities market. The more limited marketability of municipal securities may make it more difficult in certain circumstances to dispose of large investments advantageously.

Industrial development bonds, which are municipal securities, generally do not constitute the pledge of the credit of the issuer of such bonds. The portfolio may invest all or any part of its assets in municipal securities that are industrial development bonds.

To the extent that the portfolio invests in taxable securities, a portion of its income would be taxable.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality or other factors

o the counterparty to a repurchase agreement or other transaction could default on its obligations

o political or legal actions could change the way the portfolio's dividends are taxed, particularly in certain states or localities

o over time, the real value of the portfolio's yield may be eroded by inflation

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

                            10 | Tax-Exempt Portfolio

Performance

The bar chart shows how the total returns for the portfolio's Service Shares have varied from year to year, which may give some idea of risk. The table shows how the portfolio's Service Shares returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

 3.91   2.42     1.84     2.32       3.32     2.85     2.90     2.70      2.42



--------------------------------------------------------------------------------
1991     1992     1993     1994      1995     1996      1997     1998      1999
--------------------------------------------------------------------------------

Best Quarter: 0.98%, Q1 1991
Worst Quarter: 0.44%, Q1 1994
Year-to-date return as of 6/30/2000: 1.56%

--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/1999
--------------------------------------------------------------------------------

     1 Year            5 Years      Since Inception*
------------------------------------------------------
      2.42%             2.84%             2.76%
------------------------------------------------------

*    Inception date for the Service Shares of the portfolio is December 3, 1990.

In the chart, total returns for 1991 through 1999 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 1999 would have been lower if operating expenses hadn't been reduced.

7-day yield as of 12/31/1999: 3.29%

                            11 | Tax-Exempt Portfolio

How Much Investors Pay

This fee table describes the fees and expenses that you may pay if you buy and hold Service Shares of this portfolio. This information doesn't include any fees that may be charged by your financial services firm.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (%)
(paid directly from your investment)                                None
-------------------------------------------------------------------------------
Annual Operating Expenses (%)
(deducted from portfolio assets)
-------------------------------------------------------------------------------
Management Fee                                                      0.17%
-------------------------------------------------------------------------------
Distribution (12b-1) Fee                                            0.50%
-------------------------------------------------------------------------------
Other Expenses*                                                     0.28%
-------------------------------------------------------------------------------
Total Annual Operating Expenses**                                   0.95%
-------------------------------------------------------------------------------

* Includes costs of shareholder servicing, custody and similar expenses, which may vary with fund size and other factors.

** By contract, total annual operating expenses are capped at 0.95% through August 31, 2000.

--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

Based on the figures above, this example helps you compare the portfolio's Service Shares' expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

    1 Year       3 Years       5 Years              10 Years
-------------------------------------------------------------------------------
     $97           $303         $526                 $1,166
-------------------------------------------------------------------------------

                            12 | Tax-Exempt Portfolio

Other Policies And Risks

While the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o As a temporary defensive measure, the Tax-Exempt Portfolio could invest in taxable money market securities. This would mean that the portfolio was not pursuing its goal.

o The investment advisor establishes a security's credit grade when it buys the security, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality falls below the minimum required for purchase by a portfolio, the security will be sold unless the Board believes this would not be in the shareholders' best interests.

o This prospectus doesn't tell you about every policy or risk of investing in a portfolio. For more information, you may want to request a copy of the Statement of Additional Information (the last page tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages The Portfolios

The Investment Advisor

The portfolios' investment advisor is Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY. Scudder Kemper has more than 80 years of experience managing mutual funds and currently has more than $290 billion in assets under management.

Scudder Kemper takes a team approach to asset management, bringing together professionals from many investment disciplines. Supporting each team are Scudder Kemper's many economists, research analysts, traders and other investment specialists, located across the United States and around the world.

For serving as each portfolio's investment advisor, Scudder Kemper receives a management fee from each portfolio. Below are the actual rates paid by each portfolio for the 12 months through the most recent fiscal year end, as a percentage of daily net assets.

------------------------------------------------------
Portfolio Name                          Fee Paid
------------------------------------------------------

Money Market Portfolio                    0.17%
------------------------------------------------------
Government Securities Portfolio           0.17%
------------------------------------------------------
Tax-Exempt Portfolio                      0.17%
------------------------------------------------------

The Portfolio Managers

The portfolio managers handle the day-to-day management of each portfolio. Frank
J. Rachwalski, Jr. serves as lead manager for each portfolio.

Mr. Rachwalski joined the advisor in 1973 and began his investment career at that time. Mr. Rachwalski joined each portfolio in 1990, and has been responsible for the trading and portfolio management of money market funds since 1974.

Money Market Portfolio -- Geoffrey Gibbs serves as manager for the portfolio. Mr. Gibbs joined the advisor in 1996 as a trader for money market funds and began his investment career in 1994. Mr. Gibbs joined the portfolio in 1999.

Government Securities Portfolio -- Dean Meddaugh serves as manager for the portfolio. Mr. Meddaugh joined the advisor in 1996 as a money market trader, and in 1998 became a money market manager. He began his investment career in 1994 as an accountant for an unaffiliated investment management firm. Mr. Meddaugh joined the portfolio in 1999.

Tax-Exempt Portfolio -- Jerri I. Cohen serves as a manager to the portfolio. Ms. Cohen joined the advisor in 1981 as an accountant and began her investment career in 1992 as a money market trader. Ms. Cohen joined the portfolio in 1998.

                          13 | Other Policies And Risks

Financial Highlights

These tables are designed to help you understand each portfolio's financial performance in recent years. The figures in the first part of the tables are for a single share. The total return figures represent the percentage that an investor in a particular portfolio would have earned, assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, whose report, along with each portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the last page).

-------------------------------------------------------------------------------------------------------------------
Money Market Portfolio -- Service Shares
-------------------------------------------------------------------------------------------------------------------
Years ended April 30,                            2000          1999          1998           1997          1996
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    1.00          1.00          1.00           1.00          1.00
-------------------------------------------------------------------------------------------------------------------
   Net investment income                          .05           .04           .05            .05           .05
-------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment
   income                                        (.05)         (.04)         (.05)          (.05)         (.05)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $    1.00          1.00          1.00           1.00          1.00
-------------------------------------------------------------------------------------------------------------------
Total Return (%) (a)                             4.74          4.46          4.85           4.60          4.96
-------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)     6,314,907     3,343,011     1,995,057        584,947       455,025
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                                   1.08          1.10          1.10           1.03          1.05
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)   1.00          1.00          1.00           1.00          1.00
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)               4.72          4.34          4.71           4.51          4.83
-------------------------------------------------------------------------------------------------------------------

(a)  Total return would have been lower had certain expenses not been reduced.

                            14 | Financial Highlights

-------------------------------------------------------------------------------------------------------------------
Government Securities Portfolio -- Service Shares
-------------------------------------------------------------------------------------------------------------------
Years ended April 30,                            2000          1999          1998           1997          1996
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    1.00          1.00          1.00           1.00          1.00
-------------------------------------------------------------------------------------------------------------------
   Net investment income                          .04           .04           .05            .05           .05
-------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment
   income                                        (.04)         (.04)         (.05)          (.05)         (.05)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $    1.00          1.00          1.00           1.00          1.00
-------------------------------------------------------------------------------------------------------------------
Total Return (%) (a)                             4.54          4.34          4.78           4.69          5.01
-------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)       497,927       793,170       804,565        544,501       189,919
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                                   1.08          1.01          1.02            .99          1.06
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)   1.00          1.00           .98            .92           .90
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)               4.37          4.24          4.68           4.59          4.88
-------------------------------------------------------------------------------------------------------------------

(a) Total return would have been lower had certain expenses not been reduced.

-------------------------------------------------------------------------------------------------------------------
Tax-Exempt Portfolio -- Service Shares
-------------------------------------------------------------------------------------------------------------------
Years ended April 30,                            2000          1999          1998           1997          1996
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    1.00          1.00          1.00           1.00          1.00
-------------------------------------------------------------------------------------------------------------------
   Net investment income                          .03           .02           .03            .03           .03
-------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment
   income                                        (.03)         (.02)         (.03)          (.03)         (.03)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $    1.00          1.00          1.00           1.00          1.00
-------------------------------------------------------------------------------------------------------------------
Total Return (%) (a)                             2.68          2.50          2.92           2.82          3.16
-------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)       464,535       380,629       368,141        220,791        66,981
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                                    .95           .91           .97            .96           .98
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)    .95           .91           .91            .81           .78
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)               2.66          2.45          2.87           2.78          3.10
-------------------------------------------------------------------------------------------------------------------

(a) Total return would have been lower had certain expenses not been reduced.

                            15 | Financial Highlights

--------------------------------------------------------------------------------
Your Investment In The Portfolios

The following pages describe the main policies associated with buying and selling shares of the portfolios. There is also information on dividends and taxes and other matters that may affect you as a portfolio shareholder.

Because these portfolios are available only through a financial services firm, such as a broker or financial institution, you should contact a representative of your financial services firm for instructions on how to buy or sell portfolio shares.

Policies You Should Know
About

The policies below may affect you as a shareholder. In any case where materials provided by your financial services firm contradict the information given here, you should follow the information in your firm's materials. Please note that a financial services firm may charge its own fees.

Keep in mind that the information in this prospectus applies only to each portfolio's Service Shares. The Money Market Portfolio and the Tax-Exempt Portfolio have three other share classes, and the Government Securities Portfolio has one other share class, which are described in separate prospectuses and which have different fees, requirements and services.

Rule 12b-1 Plan

Each portfolio has adopted a plan under Rule 12b-1 for each portfolio's Service Shares that provides for fees payable as an expense of a portfolio that are used by Kemper Distributors, Inc., as principal underwriter, to pay for distribution and services for that portfolio. Under the 12b-1 plan, each portfolio pays an annual distribution services fee, payable monthly, of 0.60% of that portfolio's average daily net assets (except Tax-Exempt Portfolio, which pays 0.50%). Because 12b-1 fees are paid out of the portfolios' assets on an ongoing basis, they will, over time, increase the cost of investment and may cost more than paying other types of sales charges.

                       16 | Policies You Should Know About

Policies about transactions

The portfolios are open for business each day the New York Stock Exchange is open.

Normally, the portfolios calculate their share price every business day: at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Central time for Money Market Portfolio; at 11:00 a.m. 1:00 p.m., 3:00 p.m. and 8:00 p.m. Central time for Government Securities Portfolio; and at 11:00 a.m. and 3:00 p.m. Central time for Tax-Exempt Portfolio.

As noted earlier, each portfolio expects to maintain a stable $1.00 share price.

You can place an order to buy or sell shares at any time. Once your order is received by Kemper Service Company, and they have determined that it is a "good order," it will be processed at the next share price calculated.

Because orders placed through financial services firms must be forwarded to Kemper Service Company before they can be processed, you'll need to allow extra time. A representative of your financial services firm should be able to tell you when your order will be processed.

Wire transactions that arrive by 1:00 p.m. Central time (11:00 a.m. Central time for Tax-Exempt Portfolio) will receive that day's dividend. Wire transactions received by 3:00 p.m. Central time (for all portfolios) or 8:00 p.m. (for Government Securities Portfolio) will start to accrue dividends the next calendar day. Investments by check will be effective at 3:00 p.m. Central time on the business day following receipt and will earn dividends the following calendar day. Confirmed share purchases that are effective at 8:00 p.m. Central time for the Government Securities Portfolio will receive dividends upon receipt of payment in accordance with the time provisions above.

Wire purchase orders should be directed to:
UMB Bank N.A.
(ABA #101-000-695)
10th Grand Avenue,
Kansas City, Missouri 64106

for credit to the appropriate portfolio bank account (CAT Money Market Portfolio 46: 98-0119-980-3; CAT Government Securities Portfolio 47: 98-0119-983-8; CAT Tax-Exempt Portfolio 48: 98-0119-985-4) and further credit to your account number.

When selling shares, you'll generally receive the dividend for the day on which your shares were sold. If we receive a sell request before 11:00 a.m. Central time and the request calls for proceeds to be sent out by wire, we will normally wire you the proceeds on the same day. However you won't receive that day's dividend.

Checkwriting lets you sell portfolio shares by writing a check. Your investment keeps earning dividends until your check clears. Please note that you should not write checks for less than $250 or for more than $5,000,000. Note as well that we can't honor any check larger than your balance at the time the check is presented to us.

                       17 | Policies You Should Know About

When you want to sell more than $50,000 worth of shares or send the proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokerages, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

If your shares are registered directly with the portfolio's transfer agent, you can sell them by sending a written request (with a signature guarantee) to:

Kemper Service Company
Attention: Transaction Processing
P.O. Box 219557
Kansas City, MO 64121

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: ten days) or when unusual circumstances prompt the SEC to allow further delays.

You may obtain additional information about other ways to sell your shares by contacting your financial services firm.

Your financial services firm may set its own minimum investments, although those set by each portfolio are as follows:

o  Minimum initial investment: $1,000

o  Minimum additional investment: $100

o  Minimum investment with an automatic investment plan: $50

Share certificates are available on written request. However, we don't recommend them unless you want them for a specific purpose, because they can only be sold by mailing them in, and if they're ever lost they're difficult and expensive to replace.

How the portfolios calculate share price

For each share class of each portfolio, the share price is the net asset value per share, or NAV. To calculate NAV, each share class of each portfolio uses the following equation:


                        TOTAL ASSETS - TOTAL LIABILITIES
                       ----------------------------------     = NAV
                       TOTAL NUMBER OF SHARES OUTSTANDING


In valuing securities, we typically use the amortized cost method (the method used by most money market funds).

                       18 | Policies You Should Know About

Other rights we reserve

You should be aware that we may do any of the following:

o withhold 31% of your distributions as federal income tax if you have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o close your account and send you the proceeds if your balance falls below $1,000; we will give you 60 days' notice so you can either increase your balance or close your account (this policy doesn't apply to most retirement accounts or if you have an automatic investment plan)

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; generally, the portfolio won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the portfolio's net assets

o    change, add or withdraw various services, fees and account policies

o    reject or limit purchases of shares for any reason without prior notice

o    withdraw or suspend any part of the offering made by this prospectus

                       19 | Policies You Should Know About

Understanding Distributions And Taxes

Because each shareholder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A portfolio can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A portfolio may not always pay a distribution for a given period.

The portfolios intend to declare income dividends daily, and pay them monthly. The portfolios may make short- or long-term capital gains distributions in October, November or December, and may make additional distributions for tax purposes if necessary. Capital gains may be taxable at different rates depending on the length of time the portfolio holds its assets. Exchanges of portfolio shares or among other mutual funds may also be taxable events.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV) or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

Dividends from Tax-Exempt Portfolio are generally tax-free for most shareholders, meaning that investors can receive them without incurring federal income tax liability. However, there are a few exceptions:

o a portion of Tax-Exempt Portfolio's dividends may be taxable as an ordinary income if it came from investments in taxable securities

o because Tax-Exempt Portfolio can invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax
     (AMT), you may owe taxes on a portion of your dividends if you are among those investors who must pay AMT

The following tables show the usual tax status of transactions in fund shares as well as that of any taxable distribution from a portfolio:

Generally taxed at ordinary income rates
--------------------------------------------------------------------------------
o short-term capital gains from selling portfolio shares
--------------------------------------------------------------------------------
o income dividends you receive from a portfolio
--------------------------------------------------------------------------------
o short-term capital gains distributions you receive
  from a portfolio
--------------------------------------------------------------------------------

Generally taxed at capital gains rates
--------------------------------------------------------------------------------
o long-term capital gains from selling fund shares
--------------------------------------------------------------------------------
o long-term capital gains distributions you receive
  from a portfolio
--------------------------------------------------------------------------------

You will be sent detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

                   20 | Understanding Distributions And Taxes

To Get More Information

Shareholder reports -- These have detailed performance figures, a list of everything each portfolio owns and each portfolio's financial statements. Shareholders get these reports automatically. To reduce costs, we may mail one copy per household. For more copies, contact your financial services firm.

Statement of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact your financial services firm or the SEC (see below). If you're a shareholder and have questions, please contact your financial services firm. Materials you get from your financial services firm are free; those from the SEC involve a copying fee. If you like, you can look over these materials in person at the SEC's Public Reference Room in Washington, DC, or request them electronically at publicinfo@sec.gov. You can also obtain these materials by calling the Shareholder Service Agent at (800) 231-8568, during normal business hours only.

SEC
450 Fifth Street, N.W.
Washington, DC 20549-0102
1-202-942-8090
www.sec.gov


SEC File Number
Cash Account Trust         811-5970

Premium Reserve Money
Market Shares
                                    P R O S P E C T U S
                                    August 1, 2000




                                    Money Market Portfolio
















                                    As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Table of Contents


MONEY MARKET PORTFOLIO -- PREMIUM RESERVE MONEY MARKET SHARES



About The Portfolio

  1   The Portfolio's Goal And Main Strategy

  2   Main Risks To Investors

  3   Performance

  4   How Much Investors Pay

  5   Other Policies And Risks

  6   Who Manages The Portfolio

  7   Financial Highlights


Your Investment In The Portfolio

  8   Policies You Should Know About

 11   Understanding Distributions And Taxes

Money Market Portfolio

| The Portfolio's Goal And Main Strategy

The portfolio seeks maximum current income consistent with stability of capital.

The portfolio pursues its goal by investing primarily in high quality short-term securities, as well as certain repurchase agreements.

The portfolio may buy securities from many types of issuers, including the U.S. government, banks (both U.S. banks and U.S. branches of foreign banks), corporations, and municipalities. The portfolio will normally invest at least 25% of total assets in bank obligations. However, everything the portfolio buys must meet the rules for money market portfolio investments (see sidebar). In addition, the portfolio focuses its investments on securities that are in the top credit grade for short-term debt securities.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks, and possible interest rate movements.

The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

--------------------------------------------------------------------------------
Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the portfolio's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities and be denominated in U.S. dollars


                   The Portfolio's Goal And Main Strategy | 1

| Main Risks To Investors

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments.

As with most money market portfolios, the most important factor is short-term market interest rates. The portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well.

Investments by the portfolio in Eurodollar certificates of deposit issued by London branches of U.S. banks, and different obligations issued by foreign entities, including U.S. branches of foreign banks, involve additional risks than investments in securities of domestic branches of U.S. banks. These risks include, but are not limited to, future unfavorable political and economic developments, possible withholding taxes on interest payments, seizure of foreign deposits, currency controls, or interest limitations or other governmental restrictions that might affect payment of principal or interest. The market for such obligations may be less liquid and, at times, more volatile than for securities of domestic branches of U.S. banks. Additionally, there may be less public information available about foreign banks and their branches.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality or other factors

o the counterparty to a repurchase agreement or other transaction could default on its obligations

o over time, the real value of the portfolio's yield may be eroded by inflation

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investments at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

2 | Main Risks To Investors

| Performance

The bar chart shows how the total returns for the portfolio's Service Shares have varied from year to year, which may give some idea of risk. The table shows how the portfolio's Service Shares returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

Premium Reserve Money Market Shares do not have a full calendar year of performance, therefore past performance data is not provided with respect to the Premium Reserve Money Market Shares. Although Service Shares are not offered in this prospectus, they are invested in the same portfolio of securities. Service Shares annual returns differ only to the extent that the classes have different fees and expenses.


--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


  5.36    2.99    2.39    3.51    5.13    4.64    4.80    4.69    4.38

  1991    1992    1993    1994    1995    1996    1997    1998    1999

Best Quarter: 1.58%, Q1 1991

Worst Quarter: 0.57%, Q2 1993

Year-to-date return as of 6/30/2000: 2.62%


--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/1999
--------------------------------------------------------------------------------
     1 Year            5 Years             Since Inception*
--------------------------------------------------------------------------------
      4.38%             4.72%                   4.23%
--------------------------------------------------------------------------------

* Inception date for the portfolio's Service Shares is December 3, 1990.

In the chart, total returns for 1991 through 1999 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 1999 would have been lower if operating expenses hadn't been reduced.

7-day yield as of 12/31/1999: 5.05%

To find out current Premium Reserve Money Market Shares performance, including yield information, contact your financial services firm from which you obtained this prospectus.

                                Performance | 3

| How Much Investors Pay


This fee table describes the fees and expenses that you may pay if you buy and hold Premium Reserve Money Market Shares of the portfolio. This information doesn't include any fees that may be charged by your financial services firm.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (%)
(paid directly from your investment)                    None
--------------------------------------------------------------------------------

Annual Operating Expenses (%)
(deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fee                                          0.17%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                None
--------------------------------------------------------------------------------
Other Expenses*                                         0.51%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                         0.68%
--------------------------------------------------------------------------------

* Includes costs of shareholder servicing, custody and similar expenses, which may vary with fund size and other factors.

--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

Based on the figures above, this example helps you compare the portfolio's Premium Reserve Money Market Shares' expenses to those of other mutual funds. The example assumes the expenses above remain the same you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

    1 Year       3 Years       5 Years         10 Years
--------------------------------------------------------------------------------
     $69           $218         $379             $847
--------------------------------------------------------------------------------

                           4 | How Much Investors Pay

| Other Policies And Risks

While the previous pages describe the main points of the portfolio's strategy and risks, there are a few other issues to know about:

o The investment advisor establishes a security's credit grade when it buys the security, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality falls below the minimum required for purchase by the portfolio, the security will be sold unless the Board believes this would not be in the shareholders' best interests.

o This prospectus doesn't tell you about every policy or risk of investing in the portfolio. For more information, you may want to request a copy of the Statement of Additional Information (the last page tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

                          Other Policies And Risks | 5

|  Who Manages The Portfolio

The Investment Advisor

The portfolio's investment advisor is Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY. Scudder Kemper has more than 80 years of experience managing mutual funds and currently has more than $290 billion in assets under management.

Scudder Kemper takes a team approach to asset management, bringing together professionals from many investment disciplines. Supporting each team are Scudder Kemper's many economists, research analysts, traders and other investment specialists, located across the United States and around the world.

For serving as the portfolio's investment advisor, Scudder Kemper receives a management fee. For the 12 months through the most recent fiscal year end, the portfolio paid management fees of 0.17% of its average daily net assets.

The Portfolio Managers

The portfolio managers handle the day-to-day management of the portfolio.

Frank J. Rachwalski, Jr. serves as lead manager for the portfolio. Mr. Rachwalski joined the advisor in 1973 and began his investment career at that time. Mr. Rachwalski joined the portfolio in 1990, and has been responsible for the trading and portfolio management of money market funds since 1974. Geoffrey Gibbs serves as manager for the portfolio. Mr. Gibbs joined the advisor in 1996 as a trader for money market funds and began his investment career in 1994. Mr. Gibbs joined the portfolio in 1999.

o The portfolio is managed by a team of investment professionals who work together to develop the portfolio's investment strategies.

                         6 | Who Manages The Portfolio

| Financial Highlights

This table is designed to help you understand the portfolio's financial performance in recent years. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned, assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the last page).


--------------------------------------------------------------------------------
Money Market Portfolio -- Premium Reserve Money Market Shares
--------------------------------------------------------------------------------

Years ended April 30,                                    2000        1999(a)
--------------------------------------------------------------------------------
Net asset value, beginning of period                $    1.00          1.00
--------------------------------------------------------------------------------
   Net investment income                                  .05           .01
--------------------------------------------------------------------------------
   Less distributions from net investment income         (.05)         (.01)
--------------------------------------------------------------------------------
Net asset value, end of period                      $    1.00          1.00
--------------------------------------------------------------------------------
Total Return (%) (b)                                     5.05          1.18**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                16,932           272
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)           .68           .67*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)            .68           .67*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                       5.31          4.38*
--------------------------------------------------------------------------------

(a) For the period January 22, 1999 to April 30, 1999.
(b) Total return would have been lower had certain expenses not been reduced.
*   Annualized
**  Not annualized

                            Financial Highlights | 7

Your Investment In The Portfolio

The following pages describe the main policies associated with buying and selling shares of the portfolio. There is also information on dividends and taxes and other matters that may affect you as a portfolio shareholder.

Because the portfolio is available only through a financial services firm, such as a broker or financial institution, you should contact a representative of your financial services firm for instructions on how to buy or sell portfolio shares.

|  Policies You Should Know About

The policies below may affect you as a shareholder. In any case where materials provided by your financial services firm contradict the information given here, you should follow the information in your firm's materials. Please note that a financial services firm may charge its own fees.

Keep in mind that the information in this prospectus applies only to the portfolio's Premium Reserve Money Market Shares. The portfolio has three other share classes, which are described in separate prospectuses and which have different fees, requirements and services.

Policies about transactions

The portfolio is open for business each day the New York Stock Exchange is open. Normally, the portfolio calculates its share price three times every business day at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Central time.

As noted earlier, each portfolio expects to maintain a stable $1.00 share price.

You can place an order to buy or sell shares at any time. Once your order is received by Kemper Service Company, and they have determined that it is a "good order," it will be processed at the next share price calculated.

                       8 | Policies YOu Should Know About

Because orders placed through financial services firms must be forwarded to Kemper Service Company before they can be processed, you'll need to allow extra time. A representative of your financial services firm should be able to tell you when your order will be processed.

Wire transactions that arrive by 1:00 p.m. Central time will receive that day's dividend. Wire transactions received between 1:00 p.m. Central time and 3:00 p.m. Central time will start to accrue dividends the next calendar day. Investments by check will be effective at 3:00 p.m. Central time on the business day following receipt and will earn dividends the following calendar day.

Wire purchase orders should be directed to:

UMB Bank N.A.
ABA #101-000-695
10th and Grand Avenue
Kansas City, MO 64106

for credit to Premium Reserve Money Market Shares (98-0119-980-3) and further credit to your money market account number.

When selling shares, you'll generally receive the dividend for the day on which your shares were sold. If we receive a sell request before 11:00 a.m. Central time and the request calls for proceeds to be sent out by wire, we will normally wire you the proceeds on the same day. However you won't receive that day's dividend.

Checkwriting lets you sell portfolio shares by writing a check. Your investment keeps earning dividends until your check clears. Please note that you should not write checks for less than $250 or for more than $5,000,000. Note as well that we can't honor any check larger than your balance at the time the check is presented to us.

When you want to sell more than $50,000 worth of shares or send the proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokerages, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

If your shares are registered directly with the portfolio's transfer agent, you can sell them by sending a written request (with a signature guarantee) to:

Kemper Service Company
Attention: Transaction Processing
P.O. Box 219557
Kansas City, MO 64121

                       Policies You Should Know About | 9

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: ten days) or when unusual circumstances prompt the SEC to allow further delays.

You may obtain additional information about other ways to sell your shares by contacting your financial services firm.

Your financial services firm may set its own minimum investments, although those set by the portfolio are as follows:

o  Minimum initial investment: $1,000

o  Minimum additional investment: $100

o  Minimum investment with an automatic investment plan: $50

Share Certificates are available on written request. However, we don't recommend them unless you want them for a specific purpose, because they can only be sold by mailing them in, and if they're ever lost they're difficult and expensive to replace.

How the portfolio calculates share price

For the share class of the portfolio, the share price is the net asset value per share, or NAV. To calculate NAV, the share class of the portfolio uses the following equation:

     TOTAL ASSETS - TOTAL LIABILITIES
    ---------------------------------       =  NAV
    TOTAL NUMBER OF SHARES OUTSTANDING

In valuing securities, we typically use the amortized cost method (the method used by most money market funds).

Other rights we reserve

You should be aware that we may do any of the following:

o withhold 31% of your distributions as federal income tax if you have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o close your account and send you the proceeds if your balance falls below $1,000; we will give you 60 days' notice so you can either increase your balance or close your account (this policy doesn't apply to most retirement accounts or if you have an automatic investment plan)

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; generally, the portfolio won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the portfolio's net assets

o  change, add or withdraw various services, fees and account policies

o  reject or limit purchases of shares for any reason without prior notice

o  withdraw or suspend any part of the offering made by this prospectus

                      10 | Policies You Should Know About

| Understanding Distributions And Taxes

Because each shareholder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. The portfolio can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (The portfolio's earnings are separate from any gains or losses stemming from your own purchase of shares.) The portfolio may not always pay a distribution for a given period.

The portfolio intends to declare income dividends daily, and pay them monthly. The portfolio may make short- or long-term capital gains distributions in October, November or December, and may make additional distributions for tax purposes if necessary. Capital gains may be taxable at different rates depending on the length of time the portfolio holds its assets. Exchanges of portfolio shares or among other mutual funds may also be taxable events.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV) or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

The following tables show the usual tax status of transactions in fund shares as well as that of any taxable distribution from a portfolio:


Generally taxed at ordinary income rates
--------------------------------------------------------------------------------
o short-term capital gains from selling portfolio shares
--------------------------------------------------------------------------------
o income dividends you receive from the portfolio
--------------------------------------------------------------------------------
o short-term capital gains distributions you receive from the portfolio
--------------------------------------------------------------------------------

Generally taxed at capital gains rates
--------------------------------------------------------------------------------
o long-term capital gains from selling portfolio shares
--------------------------------------------------------------------------------
o long-term capital gains distributions you receive from the portfolio
--------------------------------------------------------------------------------

You will be sent detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

                   Understanding Distributions And Taxes | 11

| To Get More Information

Shareholder reports -- These have detailed performance figures, a list of everything the portfolio owns and the portfolio's financial statements. Shareholders get these reports automatically. To reduce costs, we may mail one copy per household. For more copies, contact your financial services firm.

Statement of Additional Information (SAI) -- This tells you more about the portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact your financial services firm or the SEC (see below). If you're a shareholder and have questions, please contact your financial services firm. Materials you get from your financial services firm are free; those from the SEC involve a copying fee. If you like, you can look over these materials in person at the SEC's Public Reference Room in Washington, DC, or request them electronically at publicinfo@sec.gov. You can also obtain these materials by calling the Shareholder Service Agent at (800) 231-8568, during normal business hours only.

SEC
450 Fifth Street, N.W.
Washington, DC 20549-0102
1-202-942-8090
www.sec.gov


SEC File Number
Cash Account Trust         811-5970

Institutional Money
Market Shares

               P R O S P E C T U S
               August 1, 2000




               Money Market Portfolio





               As with all mutual funds, the Securities and Exchange Commission
               (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Table of Contents

MONEY MARKET PORTFOLIO -- INSTITUTIONAL MONEY MARKET SHARES


About The Portfolio

  1   The Portfolio's Goal And Main Strategy

  2   Main Risks To Investors

  3   Performance

  4   How Much Investors Pay

  5   Other Policies And Risks

  6   Who Manages The Portfolio

  7   Financial Highlights


Your Investment In The Portfolio

  8   Policies You Should Know About

 11   Understanding Distributions And Taxes

Money Market Portfolio

| The Portfolio's Goal And Main Strategy

The portfolio seeks maximum current income consistent with stability of capital.

The portfolio pursues its goal by investing primarily in high quality short-term securities, as well as certain repurchase agreements.

The portfolio may buy securities from many types of issuers, including the U.S. government, banks (both U.S. banks and U.S. branches of foreign banks), corporations, and municipalities. The portfolio will normally invest at least 25% of total assets in bank obligations. However, everything the portfolio buys must meet the rules for money market portfolio investments (see sidebar). In addition, the portfolio focuses its investments on securities that are in the top credit grade for short-term debt securities.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks, and possible interest rate movements.

The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

--------------------------------------------------------------------------------
Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the portfolio's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities and be denominated in U.S. dollars

                   The Portfolio's Goal And Main Strategy | 1

| Main Risks To Investors

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments.

As with most money market portfolios, the most important factor is short-term market interest rates. The portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well.

Investments by the portfolio in Eurodollar certificates of deposit issued by London branches of U.S. banks, and different obligations issued by foreign entities, including U.S. branches of foreign banks, involve additional risks than investments in securities of domestic branches of U.S. banks. These risks include, but are not limited to, future unfavorable political and economic developments, possible withholding taxes on interest payments, seizure of foreign deposits, currency controls, or interest limitations or other governmental restrictions that might affect payment of principal or interest. The market for such obligations may be less liquid and, at times, more volatile than for securities of domestic branches of U.S. banks. Additionally, there may be less public information available about foreign banks and their branches.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality or other factors

o the counterparty to a repurchase agreement or other transaction could default on its obligations

o over time, the real value of the portfolio's yield may be eroded by inflation

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

                          2 | Main Risks To Investors

|  Performance

The bar chart shows how the total returns for the portfolio's Service Shares have varied from year to year, which may give some idea of risk. The table shows how the portfolio's Service Shares returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

Institutional Money Market Shares do not have a full calendar year of performance, therefore past performance data is not provided with respect to Institutional Money Market Shares. Although Service Shares are not offered in this prospectus, they are invested in the same portfolio of securities. Service Shares annual returns differ only to the extent that the classes have different fees and expenses.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

  5.36    2.99    2.39    3.51    5.13    4.64    4.80    4.69     4.38

  1991    1992    1993    1994    1995    1996    1997    1998     1999

Best Quarter: 1.58%, Q1 1991

Worst Quarter: 0.57%, Q2 1993

Year-to-date return as of 6/30/2000: 2.62%


--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/1999
--------------------------------------------------------------------------------

     1 Year            5 Years              Since Inception*
--------------------------------------------------------------------------------
      4.38%             4.72%                    4.23%
--------------------------------------------------------------------------------

* Inception date for the portfolio's Service Shares is December 3, 1990.

In the chart, total returns for 1991 through 1999 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 1999 would have been lower if operating expenses hadn't been reduced.

7-day yield as of 12/31/1999:  5.05%

To find out current Institutional Money Market Shares performance, including yield information, contact your financial services firm from which you obtained this prospectus.

                                Performance | 3

|  How Much Investors Pay

This fee table describes the fees and expenses that you may pay if you buy and hold Institutional Money Market Shares of the portfolio. This information doesn't include any fees that may be charged by your financial services firm.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (%)                                       None
(paid directly from your investment)
--------------------------------------------------------------------------------

Annual Operating Expenses (%)
(deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fee                                             0.17%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                   None
--------------------------------------------------------------------------------
Other Expenses*                                            0.12%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                            0.29%
--------------------------------------------------------------------------------
Expense Reimbursement**                                    0.04%
--------------------------------------------------------------------------------
Net Expenses**                                             0.25%
--------------------------------------------------------------------------------

* Includes costs of shareholder servicing, custody and similar expenses, which may vary with fund size and other factors.
** By contract, total annual operating expenses are capped at 0.25% through July 31, 2001.

--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

Based on the figures above (including one year of capped expenses), this example helps you compare the portfolio's Institutional Money Market Shares' expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

    1 Year       3 Years       5 Years         10 Years
--------------------------------------------------------------------------
     $26           $89          $159             $364
--------------------------------------------------------------------------

                           4 | How Much Investors Pay

|  Other Policies And Risks

While the previous pages describe the main points of the portfolio's strategy and risks, there are a few other issues to know about:

o The investment advisor establishes a security's credit grade when it buys the security, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality falls below the minimum required for purchase by a portfolio, the security will be sold unless the Board believes this would not be in the shareholders' best interests.

o This prospectus doesn't tell you about every policy or risk of investing in the portfolio. For more information, you may want to request a copy of the Statement of Additional Information (the last page tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

                          Other Policies And Risks | 5

| Who Manages The Portfolio

The Investment Advisor

The portfolio's investment advisor is Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY. Scudder Kemper has more than 80 years of experience managing mutual funds and currently has more than $290 billion in assets under management.

Scudder Kemper takes a team approach to asset management, bringing together professionals from many investment disciplines. Supporting each team are Scudder Kemper's many economists, research analysts, traders and other investment specialists, located across the United States and around the world.

For serving as the portfolio's investment advisor, Scudder Kemper receives a management fee. For the 12 months through the most recent fiscal year end, the portfolio paid management fees of 0.17% of its average daily net assets.

The Portfolio Managers

The portfolio managers handle the day-to-day management of the portfolio.

Frank J. Rachwalski, Jr. serves as lead manager for the portfolio. Mr. Rachwalski joined the advisor in 1973 and began his investment career at that time. Mr. Rachwalski joined the portfolio in 1990, and has been responsible for the trading and portfolio management of money market funds since 1974. Geoffrey Gibbs serves as manager for the portfolio. Mr. Gibbs joined the advisor in 1996 as a trader for money market funds and began his investment career in 1994. Mr. Gibbs joined the portfolio in 1999.

o The portfolio is managed by a team of investment professionals who work together to develop the portfolio's investment strategies.

                         6 | Who Manages The Portfolio

| Financial Highlights

This table is designed to help you understand the portfolio's financial performance in recent years. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned, assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the last page).


--------------------------------------------------------------------------------
Money Market Portfolio -- Institutional Money Market Shares
--------------------------------------------------------------------------------

Years ended April 30,                                         2000       1999(a)
--------------------------------------------------------------------------------
Net asset value, beginning of period                     $    1.00         1.00
--------------------------------------------------------------------------------
   Net investment income                                       .05          .01
--------------------------------------------------------------------------------
   Less distributions from net investment income              (.05)        (.01)
--------------------------------------------------------------------------------
Net asset value, end of period                           $    1.00         1.00
--------------------------------------------------------------------------------
Total Return (%) (b)                                          5.50         1.29
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                    182,974          102
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                .29          .28
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                 .25          .25
--------------------------------------------------------------------------------
Ratio of net investment income (%)                            5.58         4.75
--------------------------------------------------------------------------------

(a) For the period January 22, 1999 to April 30, 1999.
(b) Total return would have been lower had certain expenses not been reduced.

                            Financial Highlights | 7

Your Investment In The Portfolio

The following pages describe the main policies associated with buying and selling shares of the portfolio. There is also information on dividends and taxes and other matters that may affect you as a portfolio shareholder.

Because the portfolio is available only through a financial services firm, such as a broker or financial institution, you should contact a representative of your financial services firm for instructions on how to buy or sell portfolio shares.

| Policies You Should Know About

The policies below may affect you as a shareholder. In any case where materials provided by your financial services firm contradict the information given here, you should follow the information in your firm's materials. Please note that a financial services firm may charge its own fees.

Keep in mind that the information in this prospectus applies only to the portfolio's Institutional Money Market Shares. The portfolio has three other share classes, which are described in separate prospectuses and which have different fees, requirements and services.

Policies about transactions

The portfolio is open for business each day the New York Stock Exchange is open. Normally, the portfolio calculates its share price three times every business day at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Central time.

As noted earlier, the portfolio expects to maintain a stable $1.00 share price.

You can place an order to buy or sell shares at any time. Once your order is received by Kemper Service Company, and they have determined that it is a "good order," it will be processed at the next share price calculated.

                       8 | Policies You Should Know About

Because orders placed through financial services firms must be forwarded to Kemper Service Company before they can be processed, you'll need to allow extra time. A representative of your financial services firm should be able to tell you when your order will be processed.

Orders to buy shares of the portfolio will be accepted only by wire transfer in the form of Federal Funds. Wire transactions that arrive by 1:00 p.m. Central time will receive that day's dividend. Wire transactions received between 1:00 p.m. Central time and 3:00 p.m. Central time will start to accrue dividends the next calendar day.

Wire purchase orders should be directed to:

UMB Bank N.A.
A.B.A.# 101-000-695
10th and Grand Avenue
Kansas City, MO 64106

for credit to Institutional Money Market Shares (146: 98-0119-980-3) and further credit to your money market account number.

When selling shares, you'll generally receive the dividend for the day on which your shares were sold. If we receive a sell request before 11:00 a.m. Central time and the request calls for proceeds to be sent out by wire, we will normally wire you the proceeds on the same day. However you won't receive that day's dividend.

When you want to sell more than $50,000 worth of shares or send the proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokerages, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

If your shares are registered directly with the portfolio's transfer agent, you can sell them by sending a written request (with a signature guarantee) to:

Kemper Service Company
Attention: Transaction Processing
P.O. Box 219557
Kansas City, MO 64121

                       Policies You Should Know About | 9

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: ten days) or when unusual circumstances prompt the SEC to allow further delays.

You may obtain additional information about other ways to sell your shares by contacting your financial services firm.

Your financial services firm may set its own minimum investments, although the minimum initial investment set by the portfolio is $250,000.

Share certificates are available on written request. However, we don't recommend them unless you want them for a specific purpose, because they can only be sold by mailing them in, and if they're ever lost they're difficult and expensive to replace.

How the portfolio calculates share price

For the share class of the portfolio, the share price is the net asset value per share, or NAV. To calculate NAV, the share class of the portfolio uses the following equation:


     TOTAL ASSETS - TOTAL LIABILITIES
    ---------------------------------       =  NAV
    TOTAL NUMBER OF SHARES OUTSTANDING

In valuing securities, we typically use the amortized cost method (the method used by most money market funds).

Other rights we reserve

You should be aware that we may do any of the following:

o withhold 31% of your distributions as federal income tax if you have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o close your account and send you the proceeds if your balance falls below $100,000; we will give you 60 days' notice so you can either increase your balance or close your account (this policy doesn't apply to most retirement accounts)

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; generally, the portfolio won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the portfolio's net assets

o  change, add or withdraw various services, fees and account policies

o  reject or limit purchases of shares for any reason without prior notice

o  withdraw or suspend any part of the offering made by this prospectus

                      10 | Policies You Should Know About

| Understanding Distributions And Taxes

Because each shareholder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. The portfolio can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (The portfolio's earnings are separate from any gains or losses stemming from your own purchase of shares.) The portfolio may not always pay a distribution for a given period.

The portfolio intends to declare income dividends daily, and pay them monthly. The portfolio may make short- or long-term capital gains distributions in October, November or December, and may make additional distributions for tax purposes if necessary. Capital gains may be taxable at different rates depending on the length of time the portfolio holds its assets. Exchanges of portfolio shares or among other mutual funds may also be taxable events.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV) or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

The following tables show the usual tax status of transactions in fund shares as well as that of any taxable distribution from the portfolio:


Generally taxed at ordinary income rates
--------------------------------------------------------------------------------
o short-term capital gains from selling portfolio shares
--------------------------------------------------------------------------------
o income dividends you receive from the portfolio
--------------------------------------------------------------------------------
o short-term capital gains distributions you receive from the portfolio
--------------------------------------------------------------------------------

Generally taxed at capital gains rates
--------------------------------------------------------------------------------
o long-term capital gains from selling portfolio shares
--------------------------------------------------------------------------------
o long-term capital gains distributions you receive from the portfolio
--------------------------------------------------------------------------------

You will be sent detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

                   Understanding Distributions And Taxes | 11

| To Get More Information

Shareholder reports -- These have detailed performance figures, a list of everything the portfolio owns and the portfolio's financial statements. Shareholders get these reports automatically. To reduce costs, we may mail one copy per household. For more copies, contact your financial services firm.

Statement of Additional Information (SAI) -- This tells you more about the portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact your financial services firm or the SEC (see below). If you're a shareholder and have questions, please contact your financial services firm. Materials you get from your financial services firm are free; those from the SEC involve a copying fee. If you like, you can look over these materials in person at the SEC's Public Reference Room in Washington, DC, or request them electronically at publicinfo@sec.gov. You can also obtain these materials by calling the Shareholder Service Agent at (800) 231-8568, during normal business hours only.

SEC
450 Fifth Street, N.W.
Washington, DC 20549-0102
1-202-942-8090
www.sec.gov


SEC File Number
Cash Account Trust         811-5970

                                                                 SCUDDER
                                                                 INVESTMENTS(SM)
                                                                 [LOGO]

Tax-Exempt Portfolio

Tax-Exempt Cash
Managed Shares

Fund #248


Prospectus
August 1, 2000


As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Table of Contents

TAX-EXEMPT PORTFOLIO -- TAX-EXEMPT CASH MANAGED SHARES


About The Portfolio

  1   The Portfolio's Goal And
      Main  Strategy

  2   Main Risks To Investors

  3   Performance

  4   How Much Investors Pay

  5   Other Policies And Risks

  5   Who Manages The Portfolio

  6   Financial Highlights


Your Investment In The Portfolio

  7   Policies You Should Know About

  8   How To Buy Shares

  9   How To Sell Shares

 12   Understanding Distributions
      And  Taxes

Tax-Exempt Portfolio

| The Portfolio's Goal And Main Strategy

The portfolio seeks to provide maximum current income that is exempt from Federal income taxes to the extent consistent with stability of capital.

The portfolio seeks to provide income exempt from regular federal income tax and stability of principal through investments in high quality short-term municipal securities. The portfolio normally invests at least 80% of net assets in municipal securities, the income from which is free from regular federal income tax and from alternative minimum tax (AMT).

The portfolio may buy many types of municipal securities, including industrial development bonds, but all must meet the rules for money market portfolio investments (see sidebar). In addition, the portfolio focuses its investments on securities that are in the top credit grade for short-term debt securities.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks, and possible interest rate movements.

The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

--------------------------------------------------------------------------------

Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the portfolio's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities and be denominated in U.S. dollars

                   The Portfolio's Goal And Main Strategy | 1

| Main Risks To Investors

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments.

As with most money market portfolios, the most important factor is short-term market interest rates. The portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well.

The municipal securities market is narrower and less liquid, with fewer investors, issuers and market makers, than the taxable securities market. The more limited marketability of municipal securities may make it more difficult in certain circumstances to dispose of large investments advantageously.

Industrial development bonds, which are municipal securities, generally do not constitute the pledge of the credit of the issuer of such bonds. The portfolio may invest all or any part of its assets in municipal securities that are industrial development bonds.

To the extent that the portfolio invests in taxable securities, a portion of its income would be taxable.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality or other factors

o the counterparty to a repurchase agreement or other transaction could default on its obligations

o political or legal actions could change the way the portfolio's dividends are taxed, particularly in certain states or localities

o over time, the real value of the portfolio's yield may be eroded by inflation

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

                          2 | Main Risks To Investors

| Performance

The bar chart shows how the total returns for the portfolio's Service Shares have varied from year to year, which may give some idea of risk. The table shows how the portfolio's Service Shares returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

Managed Shares do not have a full calendar year of performance, therefore past performance data is not provided with respect to the Managed Shares. Although Service Shares are not offered in this prospectus, they are invested in the same portfolio of securities. Service Shares annual returns differ only to the extent that the classes have different fees and expenses.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

   3.91     2.42    1.84     2.32    3.32     2.85    2.90     2.70    2.42

   1991     1992    1993     1994    1995     1996    1997     1998    1999

Best Quarter: 0.98%, Q1 1991

Worst Quarter: 0.44%, Q1 1994

Year-to-date return as of 6/30/2000: 1.56%


--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/1999
--------------------------------------------------------------------------------

     1 Year          5 Years     Since Inception*
---------------------------------------------------
     2.42%            2.84%            2.76%
---------------------------------------------------

* Inception date for the portfolio's Service Shares is December 3, 1990.

In the chart, total returns for 1991 through 1999 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 1999 would have been lower if operating expenses hadn't been reduced.

7-day yield as of 12/31/1999: 3.29%

To find out current Managed Shares performance, including yield information, contact your financial services firm from which you obtained this prospectus.

                                Performance | 3

| How Much Investors Pay

This fee table describes the fees and expenses that you may pay if you buy and hold Managed Shares of the portfolio. This information doesn't include any fees that may be charged by your financial services firm.


--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (%)
(paid directly from your investment)                          None
--------------------------------------------------------------------------------

Annual Operating Expenses (%)
(deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fee                                                0.17%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                      None
--------------------------------------------------------------------------------
Other Expenses*                                               0.31%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                               0.48%
--------------------------------------------------------------------------------

* Includes costs of shareholder servicing, custody and similar expenses, which may vary with fund size and other factors.

--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

Based on the figures above, this example helps you compare this portfolio's Managed Shares' expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

    1 Year       3 Years      5 Years      10 Years
------------------------------------------------------
     $49           $154         $269         $604
------------------------------------------------------

                           4 | How Much Investors Pay

| Other Policies And Risks

While the previous pages describe the main points of the portfolio's strategy and risks, there are a few other issues to know about:

o As a temporary defensive measure, the portfolio could invest in taxable money market securities. This would mean that the portfolio was not pursuing its goal.

o The investment advisor establishes a security's credit grade when it buys the security, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality falls below the minimum required for purchase by the portfolio, the security will be sold unless the Board believes this would not be in the shareholders' best interests.

o This prospectus doesn't tell you about every policy or risk of investing in the portfolio. For more information, you may want to request a copy of the Statement of Additional Information (the last page tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

| Who Manages The Portfolio

The Investment Advisor

The portfolio's investment advisor is Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY. Scudder Kemper has more than 80 years of experience managing mutual funds and currently has more than $290 billion in assets under management.

Scudder Kemper takes a team approach to asset management, bringing together professionals from many investment disciplines. Supporting each team are Scudder Kemper's many economists, research analysts, traders and other investment specialists, located across the United States and around the world.

For serving as the portfolio's investment advisor, Scudder Kemper receives a management fee. For the 12 months through the most recent fiscal year end, the portfolio paid management fees of 0.17% of its average daily net assets.

The Portfolio Managers

The portfolio managers handle the day-to-day management of the portfolio.

Frank J. Rachwalski, Jr. serves as lead manager for the portfolio. Mr. Rachwalski joined the advisor in 1973 and began his investment career at that time. Mr. Rachwalski joined the portfolio in 1990, and has been responsible for the trading and portfolio management of money market funds since 1974. Jerri I. Cohen serves as a manager to the portfolio. Ms. Cohen joined the advisor in 1981 as an accountant and began her investment career in 1992 as a money market trader. Ms. Cohen joined the portfolio in 1998.

O The portfolio is managed by a team of investment professionals who work together to develop the portfolio's investment strategies.

                          Other Policies And Risks | 5

| Financial Highlights

This table is designed to help you understand the portfolio's financial performance in recent years. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned, assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the last page).


--------------------------------------------------------------------------------
Tax-Exempt Portfolio -- Managed Shares
--------------------------------------------------------------------------------

Period ended April 30,                                               2000(a)
--------------------------------------------------------------------------------
Net asset value, beginning of period                              $    1.00
--------------------------------------------------------------------------------
   Net investment income                                                .02
--------------------------------------------------------------------------------
   Less distributions from net investment income                       (.02)
--------------------------------------------------------------------------------
Net asset value, end of period                                    $    1.00
--------------------------------------------------------------------------------
Total Return (%) (b)                                                   1.24**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                             131,325
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                         .48*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                          .48*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                                     3.34*
--------------------------------------------------------------------------------

(a) For the period November 17, 1999 to April 30, 2000.
(b) Total return would have been lower had certain expenses not been reduced.
*   Annualized
**  Not annualized

                            6 | Financial Highlights

Your Investment In The Portfolio

The following pages describe the main policies associated with buying and selling shares of the portfolio. There is also information on dividends and taxes and other matters that may affect you as a portfolio shareholder.

Because this portfolio is available only through a financial services firm, such as a broker or financial institution, you should contact a representative of your financial services firm for instructions on how to buy or sell portfolio shares.

| Policies You Should Know About

The policies below may affect you as a shareholder. In any case where materials provided by your financial services firm contradict the information given here, you should follow the information in your firm's materials. Please note that a financial services firm may charge its own fees.

Keep in mind that the information in this prospectus applies only to the portfolio's Managed Shares. The portfolio has three other share classes, which are described in separate prospectuses and which have different fees, requirements and services.

                       Policies You Should Know About | 7

| How To Buy Shares

Use these instructions to make investments.

Buying shares    First investment                      Additional investments
-------------------------------------------------------------------------------------
                 $100,000 or more for all accounts     $1,000 or more for regular
                                                       accounts

                                                       $100 or more for IRAs

                                                       $50 or more with an
                                                       automatic investment plan
-------------------------------------------------------------------------------------
By wire          o Call (800) 537-3177 to open an      o Instruct the wiring bank
                   account and get an account number     to transmit the specified
                                                         amount to UMB Bank, N.A.
                 o Instruct wiring bank to transmit      with the information
                   the specified amount to:              stated to the left.
                   UMB Bank, N.A.
                   10th and Grand Avenue
                   Kansas City, Missouri 64106

                   ABA Number 101000695
                   DDA #248:9801199854

                   Attention: Tax-Exempt Portfolio
                   Managed Shares

                   Account (name(s) in which
                   registered)

                   Account Number and amount
                   invested in the portfolio

                 o Complete a purchase application
                   and send it to us at the address
                   below
-------------------------------------------------------------------------------------
By mail or       o Fill out and sign a purchase        o Send a check and a letter
express mail       application                           with your name, account
(see below)                                              number, the full name of
                 o Send it to us at the address          the portfolio and class,
                   below, along with an investment       and your investment
                   check made out to "Tax-Exempt         instructions to us at the
                   Portfolio"                            address below

-------------------------------------------------------------------------------------
With an          --                                    o To set up regular
automatic                                                investments, call
investment plan                                          (800) 537-3177
-------------------------------------------------------------------------------------
Regular, express,    Kemper Service Company, Institutional Funds Client Services
registered, or       222 South Riverside Plaza, 33rd Floor
certified mail:      Chicago, IL 60606
-------------------------------------------------------------------------------------
Fax number:          (800) 537-9960
-------------------------------------------------------------------------------------
E-Mail address:      ifunds@scudder.com
-------------------------------------------------------------------------------------

                             8 | How To Buy Shares

| How To Sell Shares

Use these instructions to sell shares in your account.


Selling shares

-------------------------------------------------------------------------------------
By Expedited       If Expedited Redemption Service has been elected on the Purchase
Redemption         Application on file with the Transfer Agent, redemption of
Service            shares may be requested   by:

                   o telephoning Client Services at (800) 537-3177

                   o faxing a request to (800) 537-9960
-------------------------------------------------------------------------------------
By mail, express   Write a letter that includes:
mail or fax
                   o the portfolio, class, and account number from which you want to sell shares

                   o the dollar amount or number of shares you want to sell o your name(s), signature(s), and address, as they appear on your account

                   o a daytime telephone number

                   Mail the letter to:
                     Kemper Service Company
                     Institutional Funds Client Services
                     222 South Riverside Plaza, 33rd Floor
                     Chicago, IL 60606

                   or fax to:
                     (800) 537-9960
-------------------------------------------------------------------------------------
By phone           o Call (800) 537-3177 for instructions
-------------------------------------------------------------------------------------
With an automatic  o To set up regular cash payments from your account, call
investment plan      (800) 537-3177
-------------------------------------------------------------------------------------
Using Checkwriting o Call (800) 537-3177
-------------------------------------------------------------------------------------

                             How To Sell Shares | 9

Policies about transactions

The portfolio is open for business each day the New York Stock Exchange is open. Normally, the portfolio calculates its share price every business day at 12:00 noon Eastern time and 4:00 p.m. Eastern time.

As noted earlier, the portfolio expects to maintain a stable $1.00 share price.

You can place an order to buy or sell shares at any time. Once your order is received by Kemper Service Company, and they have determined that it is a "good order," it will be processed at the next share price calculated.

Because orders placed through financial services firms must be forwarded to Kemper Service Company before they can be processed, you'll need to allow extra time. A representative of your financial services firm should be able to tell you when your order will be processed.

Wire transactions that arrive by 12:00 noon Eastern time will receive that day's dividend. Wire transactions received between 12:00 noon Eastern time and 4:00 p.m. Eastern time will start to accrue dividends the next calendar day. Investments by check will be effective at 4:00 p.m. Eastern time on the business day following receipt and will earn dividends the following calendar day. If possible, those arriving after 12:00 noon Eastern time but before 4:00 p.m. Eastern time will be processed that day as well. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected on such check before shares of the portfolio will be purchased.

When selling shares, you'll generally receive the dividend for the day on which your shares were sold. If we receive a sell request before 12:00 noon Eastern time and the request calls for proceeds to be sent out by wire, we will normally wire you the proceeds on the same day. However you won't receive that day's dividend.

Expedited Redemption Service allows you to have proceeds from your sales of fund shares wired directly to a bank account. To use this service, you'll need to designate the bank account in advance. Follow the instructions on your application. Expedited Redemption Service orders that arrive before 12:00 noon Eastern time will be processed that day, and we will normally wire you the proceeds on the same day. However, you won't receive that day's dividend.

Checkwriting lets you sell portfolio shares by writing a check. Your investment keeps earning dividends until your check clears. Please note that you should not write checks for less than $1,000 or for more than $5,000,000. Note as well that we can't honor any check larger than your balance at the time the check is presented to us.

                            10 | How To Sell Shares

When you want to sell more than $50,000 worth of shares or send the proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokerages, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

With same-day redemptions through Expedited Redemption Service, money from shares you sell is normally sent out the same day we receive your order. Money from other orders is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays.

Share certificates are available on written request. However, we don't recommend them unless you want them for a specific purpose, because they can only be sold by mailing them in, and if they're ever lost they're difficult and expensive to replace.

How the portfolio calculates share price

For the share class of the portfolio, the share price is the net asset value per share, or NAV. To calculate NAV for the share class, the portfolio uses the following equation:


    TOTAL ASSETS - TOTAL
         LIABILITIES
   ----------------------  = NAV
   TOTAL NUMBER OF SHARES
         OUTSTANDING

In valuing securities, we typically use the amortized cost method (the method used by most money market funds).

                            How To Sell Shares | 11

Other rights we reserve

You should be aware that we may do any of the following:

o withhold 31% of your distributions as federal income tax if you have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o close your account and send you the proceeds if your balance falls below the required minimum for at least 30 days; we will give you 60 days' notice so you can either increase your balance or close your account (this policy doesn't apply to most retirement accounts or if you have an automatic investment plan)

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; generally, the portfolio won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the portfolio's net assets

o  change, add or withdraw various services, fees and account policies

o  reject or limit purchases of shares for any reason without prior notice

o  withdraw or suspend any part of the offering made by this prospectus


|  Understanding Distributions And Taxes

Because each shareholder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. The portfolio can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (The portfolio's earnings are separate from any gains or losses stemming from your own purchase of shares.) The portfolio may not always pay a distribution for a given period.

                   12 | Understanding Distributions And Taxes

The portfolio intends to declare income dividends daily, and pay them monthly. The portfolio may make short- or long-term capital gains distributions in October, November or December, and may make additional distributions for tax purposes if necessary. Capital gains may be taxable at different rates depending on the length of time the portfolio holds its assets. Exchanges of portfolio shares or among other mutual funds may also be taxable events.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV) or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

Dividends from the portfolio are generally tax-free for most shareholders, meaning that investors can receive them without incurring federal income tax liability. However, there are a few exceptions:

o a portion of the portfolio's dividends may be taxable as an ordinary income if it came from investments in taxable securities

o because the portfolio can invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax (AMT), you may owe taxes on a portion of your dividends if you are among those investors who must pay AMT

The following tables show the usual tax status of transactions in fund shares as well as that of any taxable distribution from a portfolio:


Generally taxed at ordinary income rates
------------------------------------------
o short-term capital gains from selling
  portfolio shares
------------------------------------------
o income dividends you receive from the
  portfolio
------------------------------------------
o short-term capital gains distributions
  you receive from the portfolio
------------------------------------------

Generally taxed at capital gains rates
------------------------------------------
o long-term capital gains from selling
  portfolio shares
------------------------------------------
o long-term capital gains distributions
  you receive from the portfolio
------------------------------------------

You will be sent detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

                   Understanding Distributions And Taxes | 13

| To Get More Information

Shareholder reports -- These have detailed performance figures, a list of everything the portfolio owns and the portfolio's financial statements. Shareholders get these reports automatically. To reduce costs, we may mail one copy per household. For more copies, contact your financial services firm.

Statement of Additional Information (SAI) -- This tells you more about the portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact your financial services firm or the SEC (see below). If you're a shareholder and have questions, please contact your financial services firm. Materials you get from your financial services firm are free; those from the SEC involve a copying fee. If you like, you can look over these materials in person at the SEC's Public Reference Room in Washington, DC, or request them electronically at publicinfo@sec.gov. You can also obtain these materials by calling Client Services at (800) 537-3177, during normal business hours only.

SEC
450 Fifth Street, N.W.
Washington, DC 20549-0102
1-202-942-8090
www.sec.gov

SEC File Number
Cash Account Trust       811-5970

                                                                SCUDDER
                                                                INVESTMENTS (SM)
                                                                [LOGO]

Tax-Exempt Portfolio

Scudder
Tax-Exempt Cash
Institutional Shares

Fund #148










Prospectus
August 1, 2000

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------
Table of Contents

TAX-EXEMPT PORTFOLIO -- TAX-EXEMPT CASH INSTITUTIONAL SHARES

                                           Your Investment
About The Portfolio                        In The Portfolio

                                             7   Policies You Should Know About
  1   The Portfolio's Goal And
      Main Strategy                          8   How To Buy Shares

  2   Main Risks To Investors                9   How To Sell Shares

  3   Performance                           12   Understanding Distributions
                                                 And Taxes
  4   How Much Investors Pay

  5   Other Policies And Risks

  5   Who Manages The Portfolio

  6   Financial Highlights

--------------------------------------------------------------------------------
Tax-Exempt Portfolio

The Portfolio's Goal
And Main Strategy

The portfolio seeks to provide maximum current income that is exempt from Federal income taxes to the extent consistent with stability of capital.

The portfolio seeks to provide income exempt from regular federal income tax and stability of principal through investments in high quality short-term municipal securities. The portfolio normally invests at least 80% of net assets in municipal securities, the income from which is free from regular federal income tax and from alternative minimum tax (AMT).

The portfolio may buy many types of municipal securities, including industrial development bonds, but all must meet the rules for money market portfolio investments (see sidebar). In addition, the portfolio focuses its investments on securities that are in the top credit grade for short-term debt securities.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks, and possible interest rate movements.

The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

--------------------------------------------------------------------------------
Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the portfolio's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities and be denominated in U.S. dollars

Main Risks to Investors

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments.

As with most money market portfolios, the most important factor is short-term market interest rates. The portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well.

The municipal securities market is narrower and less liquid, with fewer investors, issuers and market makers, than the taxable securities market. The more limited marketability of municipal securities may make it more difficult in certain circumstances to dispose of large investments advantageously.

Industrial development bonds, which are municipal securities, generally do not constitute the pledge of the credit of the issuer of such bonds. The portfolio may invest all or any part of its assets in municipal securities that are industrial development bonds.

To the extent that the portfolio invests in taxable securities, a portion of its income would be taxable.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality or other factors

o the counterparty to a repurchase agreement or other transaction could default on its obligations

o political or legal actions could change the way the portfolio's dividends are taxed, particularly in certain states or localities

o over time, the real value of the portfolio's yield may be eroded by inflation

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

Performance

The bar chart shows how the total returns for the portfolio's Service Shares have varied from year to year, which may give some idea of risk. The table shows how the portfolio's Service Shares returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

Institutional Shares do not have a full calendar year of performance, therefore past performance data is not provided with respect to Institutional Shares. Although Service Shares are not offered in this prospectus, they are invested in the same portfolio of securities. Service Shares annual returns differ only to the extent that the classes have different fees and expenses.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL  DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

 3.91     2.42     1.84     2.32    3.32      2.85    2.90       2.70     2.42
--------------------------------------------------------------------------------





--------------------------------------------------------------------------------
1991      1992     1993     1994    1995     1996     1997      1998       1999
--------------------------------------------------------------------------------

Best Quarter: 0.98%, Q1 1991
Worst Quarter: 0.44%, Q1 1994
Year-to-date return as of 6/30/2000: 1.56%

--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/1999
--------------------------------------------------------------------------------

    1 Year          5 Years      Since Inception*
---------------------------------------------------
     2.42%           2.84%             2.76%
---------------------------------------------------

*    Inception date for the portfolio's Service Shares is December 3, 1990.

7-day yield as of 12/31/1999: 3.29%

In the chart, total returns for 1991 through 1999 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 1999 would have been lower if operating expenses hadn't been reduced.

To find out current Institutional Shares performance, including yield information, contact your financial services firm from which you obtained this prospectus.

How Much Investors Pay

This fee table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the portfolio. This information doesn't include any fees that may be charged by your financial services firm.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (%)
(paid directly from your investment)         None
-------------------------------------------------------
Annual Operating Expenses (%)
(deducted from portfolio assets)
-------------------------------------------------------
Management Fee                               0.17%
-------------------------------------------------------
Distribution (12b-1) Fee                     None
-------------------------------------------------------
Other Expenses*                              0.06%
-------------------------------------------------------
Total Annual Operating Expenses              0.23%
-------------------------------------------------------

* Includes costs of shareholder servicing, custody and similar expenses, which may vary with fund size and other factors.

--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

Based on the figures above, this example helps you compare the portfolio's Institutional Shares' expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

    1 Year       3 Years       5 Years      10 Years
-------------------------------------------------------
     $24           $74          $130          $293
-------------------------------------------------------

Other Policies And Risks

While the previous pages describe the main points of the portfolio's strategy and risks, there are a few other issues to know about:

o As a temporary defensive measure, the portfolio could invest in taxable money market securities. This would mean that the portfolio was not pursuing its goal.

o The investment advisor establishes a security's credit grade when it buys the security, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality falls below the minimum required for purchase by the portfolio, the security will be sold unless the Board believes this would not be in the shareholders' best interests.

o This prospectus doesn't tell you about every policy or risk of investing in the portfolio. For more information, you may want to request a copy of the Statement of Additional Information (the last page tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages The
Portfolio

The Investment Advisor

The portfolio's investment advisor is Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY. Scudder Kemper has more than 80 years of experience managing mutual funds and currently has more than $290 billion in assets under management.

Scudder Kemper takes a team approach to asset management, bringing together professionals from many investment disciplines. Supporting each team are Scudder Kemper's many economists, research analysts, traders and other investment specialists, located across the United States and around the world.

For serving as the portfolio's investment advisor, Scudder Kemper receives a management fee. For the 12 months through the most recent fiscal year end, the portfolio paid management fees of 0.17% of its average daily net assets.

The Portfolio Managers

The portfolio managers handle the day-to-day management of the portfolio.

Frank J. Rachwalski, Jr. serves as lead manager for the portfolio. Mr. Rachwalski joined the advisor in 1973 and began his investment career at that time. Mr. Rachwalski joined the portfolio in 1990, and has been responsible for the trading and portfolio management of money market funds since 1974. Jerri I. Cohen serves as a manager to the portfolio. Ms. Cohen joined the advisor in 1981 as an accountant and began her investment career in 1992 as a money market trader. Ms. Cohen joined the portfolio in 1998.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance in recent years. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned, assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the last page).

--------------------------------------------------------------------------------
Tax-Exempt Portfolio -- Institutional Shares
--------------------------------------------------------------------------------

Period ended April 30,                                           2000(a)
--------------------------------------------------------------------------------
Net asset value, beginning of period                          $    1.00
--------------------------------------------------------------------------------
   Net investment income                                            .02
--------------------------------------------------------------------------------
   Less distributions from net investment income                   (.02)
--------------------------------------------------------------------------------
Net asset value, end of period                                $    1.00
--------------------------------------------------------------------------------
Total Return (%) (b)                                               1.33**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                         169,227
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                     .23*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                      .23*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                                 3.59*
--------------------------------------------------------------------------------

(a)  For the period November 17, 1999 to April 30, 2000.

(b)  Total return would have been lower had certain expenses not been reduced.

*    Annualized

**   Not annualized

--------------------------------------------------------------------------------
Your Investment In The Portfolio

The following pages describe the main policies associated with buying and selling shares of the portfolio. There is also information on dividends and taxes and other matters that may affect you as a portfolio shareholder.

Because this portfolio is available only through a financial services firm, such as a broker or financial institution, you should contact a representative of your financial services firm for instructions on how to buy or sell portfolio shares.

Policies You Should Know About

The policies below may affect you as a shareholder. In any case where materials provided by your financial services firm contradict the information given here, you should follow the information in your firm's materials. Please note that a financial services firm may charge its own fees.

Keep in mind that the information in this prospectus applies only to the portfolio's Institutional Shares. The portfolio has three other share classes, which are described in separate prospectuses and which have different fees, requirements and services.

How To Buy Shares

Use these instructions to make investments.

Buying shares   First investment                      Additional investments
-------------------------------------------------------------------------------------
                $1,000,000 or more for all accounts   No minimum amount
-------------------------------------------------------------------------------------
By wire         o  Call (800) 537-3177 to open an     o  Instruct the wiring bank
                   account and get an account number     to transmit the specified
                                                         amount to UMB Bank, N.A.
                o  Instruct wiring bank to transmit      with the information stated
                   the specified amount to:              to the left.

                   UMB Bank, N.A.
                   10th and Grand Avenue
                   Kansas City, Missouri 64106

                   ABA Number 101000695
                   DDA #148:9801199854

                   Attention: Tax-Exempt Portfolio
                   Institutional Shares

                   Account (name(s) in which
                   registered)

                   Account Number and amount invested
                   in the portfolio

                o  Complete a purchase application
                   and send it to us at the address
                   below
-------------------------------------------------------------------------------------
By mail or      o  Fill out and sign a purchase       o  Send a check and a letter
express mail       application                           with your name, account
(see below)                                              number, the full name of the
                o  Send it to us at the address          portfolio and class, and
                   below, along with an investment       your investment instructions
                   check made out to "Tax-Exempt         to us at the address below
                   Portfolio"
-------------------------------------------------------------------------------------
Regular, express,  Kemper Service Company, Institutional Funds Client Services
registered, or     222 South Riverside Plaza, 33rd Floor
certified mail:    Chicago, IL 60606
-------------------------------------------------------------------------------------
Fax number:        (800) 537-9960
-------------------------------------------------------------------------------------
E-Mail address:    ifunds@scudder.com
-------------------------------------------------------------------------------------

How To Sell Shares

Use these instructions to sell shares in your account.

Selling shares
-------------------------------------------------------------------------------------
By Expedited      If Expedited Redemption Service has been elected on the Purchase
Redemption        Application on file with the Transfer Agent, redemption of
Service           shares may be requested   by:

                  o  telephoning Client Services at (800) 537-3177

                  o  faxing a request to (800) 537-9960
-------------------------------------------------------------------------------------
By mail, express  Write a letter that includes:
mail or fax
                  o  the portfolio, class, and account number from which you want to sell shares

                  o  the dollar amount or number of shares you want to sell

                  o your name(s), signature(s), and address, as they appear on your account

                  o  a daytime telephone number

                  Mail the letter to:

                     Kemper Service Company
                     Institutional Funds Client Services
                     222 South Riverside Plaza, 33rd Floor
                     Chicago, IL 60606

                  or fax to:

                     (800) 537-9960
-------------------------------------------------------------------------------------
By phone          o  Call (800) 537-3177 for instructions
-------------------------------------------------------------------------------------

Policies about transactions

The portfolio is open for business each day the New York Stock Exchange is open. Normally, the portfolio calculates its share price every business day at 12:00 noon Eastern time and 4:00 p.m. Eastern time.

As noted earlier, the portfolio expects to maintain a stable $1.00 share price.

You can place an order to buy or sell shares at any time. Once your order is received by Kemper Service Company, and they have determined that it is a "good order," it will be processed at the next share price calculated.

Because orders placed through financial services firms must be forwarded to Kemper Service Company before they can be processed, you'll need to allow extra time. A representative of your financial services firm should be able to tell you when your order will be processed.

Wire transactions that arrive by 12:00 noon Eastern time will receive that day's dividend. Wire transactions received between 12:00 noon Eastern time and 4:00 p.m. Eastern time will start to accrue dividends the next calendar day. Investments by check will be effective at 4:00 p.m. Eastern time on the business day following receipt and will earn dividends the following calendar day. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected on such check before shares of the portfolio will be purchased.


When selling shares, you'll generally receive the dividend for the day on which your shares were sold. If we receive a sell request before 12:00 noon Eastern time and the request calls for proceeds to be sent out by wire, we will normally wire you the proceeds on the same day. However you won't receive that day's dividend.

Expedited Redemption Service allows you to have proceeds from your sales of fund shares wired directly to a bank account. To use this service, you'll need to designate the bank account in advance. Follow the instructions on your application. Expedited Redemption Service orders that arrive before 12:00 noon Eastern time will be processed that day and we will normally wire you the proceeds on the same day. However, you won't receive that day's dividend.

When you want to sell more than $50,000 worth of shares or send the proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokerages, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

With same-day redemptions through Expedited Redemption Service, money from shares you sell is normally sent out the same day we receive your order. Money from other orders is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays.

Share certificates are available on written request. However, we don't recommend them unless you want them for a specific purpose, because they can only be sold by mailing them in, and if they're ever lost they're difficult and expensive to replace.

How the portfolio calculates share price

For the share class of the portfolio, the share price is the net asset value per share, or NAV. To calculate NAV for the share class, the portfolio uses the following equation:


       TOTAL ASSETS - TOTAL
            LIABILITIES
----------------------------------     = NAV
      TOTAL NUMBER OF SHARES
           OUTSTANDING

In valuing securities, we typically use the amortized cost method (the method used by most money market funds).

Other rights we reserve

You should be aware that we may do any of the following:

o withhold 31% of your distributions as federal income tax if you have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o close your account and send you the proceeds if your balance falls below the required minimum; we will give you 60 days' notice so you can either increase your balance or close your account

o    change, add or withdraw various services, fees and account policies

o    reject or limit purchases of shares for any reason without prior notice

o    withdraw or suspend any part of the offering made by this prospectus

Understanding
Distributions And Taxes

Because each shareholder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. The portfolio can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (The portfolio's earnings are separate from any gains or losses stemming from your own purchase of shares.) The portfolio may not always pay a distribution for a given period.

The portfolio intends to declare income dividends daily, and pay them monthly. The portfolio may make short- or long-term capital gains distributions in October, November or December, and may make additional distributions for tax purposes if necessary. Capital gains may be taxable at different rates depending on the length of time the portfolio holds its assets. Exchanges of portfolio shares or among other mutual funds may also be taxable events.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV) or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

Dividends from the portfolio are generally tax-free for most shareholders, meaning that investors can receive them without incurring federal income tax liability. However, there are a few exceptions:

o a portion of the portfolio's dividends may be taxable as an ordinary income if it came from investments in taxable securities

o because the portfolio can invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax (AMT), you may owe taxes on a portion of your dividends if you are among those investors who must pay AMT

The following tables show the usual tax status of transactions in fund shares as well as that of any taxable distribution from a portfolio:

Generally taxed at ordinary income
rates
------------------------------------------
o short-term capital gains from selling
  portfolio shares
------------------------------------------
o income dividends you receive from the
  portfolio
------------------------------------------
o short-term capital gains distributions
  you receive from the portfolio
------------------------------------------

Generally taxed at capital gains rates
------------------------------------------
o long-term capital gains from selling
  portfolio shares
------------------------------------------
o long-term capital gains distributions
  you receive from the portfolio
------------------------------------------

You will be sent detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

To Get More Information

Shareholder reports -- These have detailed performance figures, a list of everything the portfolio owns and the portfolio's financial statements. Shareholders get these reports automatically. To reduce costs, we may mail one copy per household. For more copies, contact your financial services firm.

Statement of Additional Information (SAI) -- This tells you more about the portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact your financial services firm or the SEC (see below). If you're a shareholder and have questions, please contact your financial services firm. Materials you get from your financial services firm are free; those from the SEC involve a copying fee. If you like, you can look over these materials in person at the SEC's Public Reference Room in Washington, DC, or request them electronically at publicinfo@sec.gov. You can also obtain these materials by calling Client Services at (800) 537-3177, during normal business hours only.

SEC
450 Fifth Street, N.W.
Washington, DC 20549-0102
1-202-942-8090
www.sec.gov

SEC File Number
Cash Account Trust        811-5970

Premier Money Market
Shares



                         P R O S P E C T U S
                         August 1, 2000




                         Money Market Portfolio

                         Government Securities Portfolio

                         Tax-Exempt Portfolio

                         Treasury Portfolio








                         As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Table of Contents

Premier Money Market shares



About The Portfolios

  1   Money Market Portfolio

  5   Government Securities Portfolio

  9   Tax-Exempt Portfolio

 13   Treasury Portfolio

 17   Other Policies And Risks

 18   Who Manages The Portfolios

 19   Financial Highlights


Your Investment In The Portfolios

 21   Policies You Should Know About

 25   Understanding Distributions And Taxes

Money Market Portfolio

| The Portfolio's Goal And Main Strategy

The portfolio seeks maximum current income consistent with stability of capital.

The portfolio pursues its goal by investing primarily in high quality short-term securities, as well as certain repurchase agreements.

The portfolio may buy securities from many types of issuers, including the U.S. government, banks (both U.S. banks and U.S. branches of foreign banks), corporations, and municipalities. The portfolio will normally invest at least 25% of total assets in bank obligations. However, everything the portfolio buys must meet the rules for money market portfolio investments (see sidebar). In addition, the portfolio focuses its investments on securities that are in the top credit grade for short-term debt securities.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks, and possible interest rate movements.

The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

--------------------------------------------------------------------------------
Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the portfolio's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities and be denominated in U.S. dollars

                           Money Market Portfolio | 1

| Main Risks To Investors

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments.

As with most money market portfolios, the most important factor is short-term market interest rates. The portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well.

Investments by the portfolio in Eurodollar certificates of deposit issued by London branches of U.S. banks, and different obligations issued by foreign entities, including U.S. branches of foreign banks, involve additional risks than investments in securities of domestic branches of U.S. banks. These risks include, but are not limited to, future unfavorable political and economic developments, possible withholding taxes on interest payments, seizure of foreign deposits, currency controls, or interest limitations or other governmental restrictions that might affect payment of principal or interest. The market for such obligations may be less liquid and, at times, more volatile than for securities of domestic branches of U.S. banks. Additionally, there may be less public information available about foreign banks and their branches.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality or other factors

o the counterparty to a repurchase agreement or other transaction could default on its obligations

o over time, the real value of the portfolio's yield may be eroded by inflation

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

                           2 | Money Market Portfolio

| Performance

The bar chart shows how the total returns for the portfolio's Service Shares have varied from year to year, which may give some idea of risk. The table shows how the portfolio's Service Shares returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

Premier Money Market Shares do not have a full calendar year of performance, therefore past performance data is not provided with respect to Premier Money Market Shares. Although Service Shares are not offered in this prospectus, they are invested in the same portfolio of securities. Service Shares annual returns differ only to the extent that the classes have different fees and expenses.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


    5.36    2.99    2.39    3.51    5.13    4.64    4.80    4.69    4.38

    1991    1992    1993    1994    1995    1996    1997    1998    1999

Best Quarter: 1.58%, Q1 1991

Worst Quarter: 0.57%, Q2 1993

Year-to-date return as of 6/30/2000: 2.62%


--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/1999
--------------------------------------------------------------------------------
     1 Year            5 Years                Since Inception*
--------------------------------------------------------------------------------
      4.38%             4.72%                      4.23%
--------------------------------------------------------------------------------

* Inception date for the portfolio's Service Shares is December 3, 1990.

In the chart, total returns for 1991 through 1999 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 1999 would have been lower if operating expenses hadn't been reduced.

7-day yield as of 12/31/1999: 5.05%

To find out Premier Money Market Shares performance, including yield information, contact your financial services firm from which you obtained this prospectus.

                           Money Market Portfolio | 3

| How Much Investors Pay

This fee table describes the fees and expenses that you may pay if you buy and hold Premier Money Market Shares of the portfolio. This information doesn't include any fees that may be charged by your financial services firm.


--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (%)
(paid directly from your investment)                             None
--------------------------------------------------------------------------------

Annual Operating Expenses (%)
(deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fee                                                  0.17%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                        0.25%
--------------------------------------------------------------------------------
Other Expenses*                                                 0.56%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                 0.98%
--------------------------------------------------------------------------------

* Includes costs of shareholder servicing, custody and similar expenses, which may vary with fund size and other factors.

--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

Based on the figures above, this example helps you compare the portfolio's Premier Money Market Shares' expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

    1 Year       3 Years       5 Years        10 Years
--------------------------------------------------------------------------------
     $100          $312         $542           $1,201
--------------------------------------------------------------------------------

                           4 | Money Market Portfolio

Government Securities Portfolio

| The Portfolio's Goal And Main Strategy

The portfolio seeks to provide maximum current income consistent with stability of capital.

The portfolio pursues its goal by investing exclusively in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements backed by these securities.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as economic outlook and possible interest rate movements. The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

--------------------------------------------------------------------------------
Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the portfolio's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities and be denominated in U.S. dollars

                      Government Securities Portfolio | 5

| Main Risks To Investors

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments.

As with most money market portfolios, the most important factor is short-term market interest rates. The portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well.

Some securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of that agency or instrumentality, while other securities are backed by the full faith and credit of the U.S. Government. There is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality or other factors

o the counterparty to a repurchase agreement or other transaction could default on its obligations

o over time, the real value of the portfolio's yield may be eroded by inflation

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

                      6 | Government Securities Portfolio

| Performance

The bar chart shows how the total returns for the portfolio's Service Shares have varied from year to year, which may give some idea of risk. The table shows how the portfolio's Service Shares returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

Premier Money Market Shares do not have a full calendar year of performance, therefore past performance data is not provided with respect to Premier Money Market Shares. Although Service Shares are not offered in this prospectus, they are invested in the same portfolio of securities. Service Shares annual returns differ only to the extent that the classes have different fees and expenses.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

   5.29    3.05    2.42    3.51    5.19    4.70    4.79    4.56    4.21

   1991    1992    1993    1994    1995    1996    1997    1998    1999

Best Quarter: 1.46%, Q1 1991

Worst Quarter: 0.59%, Q2 1993

Year-to-date return as of 6/30/2000: 2.54%


--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/1999
--------------------------------------------------------------------------------
     1 Year            5 Years                Since Inception*
--------------------------------------------------------------------------------
      4.21%             4.69%                      4.21%
--------------------------------------------------------------------------------


* Inception date for the portfolio's Service Shares is December 3, 1990.

In the chart, total returns for 1991 through 1999 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 1999 would have been lower if operating expenses hadn't been reduced.

7-day yield as of 12/31/1999: 4.73%

To find out Premier Money Market Shares performance, including yield information, contact your financial services firm from which you obtained this prospectus.

                      Government Securities Portfolio | 7

| How Much Investors Pay

This fee table describes the fees and expenses that you may pay if you buy and hold Premier Money Market Shares of the portfolio. This information doesn't include any fees that may be charged by your financial services firm.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (%)
(paid directly from your investment)                                None
--------------------------------------------------------------------------------

Annual Operating Expenses (%)
(deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fee                                                     0.17%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                           0.25%
--------------------------------------------------------------------------------
Other Expenses*                                                    0.58%
--------------------------------------------------------------------------------
Total Annual Operating Expenses**                                  1.00%
--------------------------------------------------------------------------------

* Includes costs of shareholder servicing, custody and similar expenses, which may vary with fund size and other factors.

** By contract, total portfolio expenses are capped at 1.00% through July 31, 2001.

--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

Based on the figures above, this example helps you compare the portfolio's Premier Money Market Shares' expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

    1 Year       3 Years       5 Years          10 Years
--------------------------------------------------------------------------------
     $102          $318         $552             $1,225
--------------------------------------------------------------------------------

                      8 | Government Securities Portfolio

Tax-Exempt Portfolio

| The Portfolio's Goal And Main Strategy

The portfolio seeks to provide maximum current income that is exempt from Federal income taxes to the extent consistent with stability of capital.

The portfolio seeks to provide income exempt from regular federal income tax and stability of principal through investments in high quality short-term municipal securities. The portfolio normally invests at least 80% of net assets in municipal securities, the income from which is free from regular federal income tax and from alternative minimum tax (AMT).

The portfolio may buy many types of municipal securities, including industrial development bonds, but all must meet the rules for money market portfolio investments (see sidebar). In addition, the portfolio focuses its investments on securities that are in the top credit grade for short-term debt securities.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks, and possible interest rate movements.

The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

--------------------------------------------------------------------------------
Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the portfolio's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities and be denominated in U.S. dollars

                            Tax-Exempt Portfolio | 9

| Main Risks To Investors

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments.

As with most money market portfolios, the most important factor is short-term market interest rates. The portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well.

The municipal securities market is narrower and less liquid, with fewer investors, issuers and market makers, than the taxable securities market. The more limited marketability of municipal securities may make it more difficult in certain circumstances to dispose of large investments advantageously.

Industrial development bonds, which are municipal securities, generally do not constitute the pledge of the credit of the issuer of such bonds. The portfolio may invest all or any part of its assets in municipal securities that are industrial development bonds.

To the extent that the portfolio invests in taxable securities, a portion of its income would be taxable.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality and other factors

o the counterparty to a repurchase agreement or other transaction could default on its obligations

o political or legal actions could change the way the portfolio's dividends are taxed, particularly in certain states or localities

o over time, the real value of the portfolio's yield may be eroded by inflation

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

                           10 | Tax-Exempt Portfolio

| Performance

The bar chart shows how the total returns for the portfolio's Service Shares have varied from year to year, which may give some idea of risk. The table shows how the portfolio's Service Shares returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

Premier Money Market Shares do not have a full calendar year of performance, therefore past performance data is not provided with respect to Premier Money Market Shares. Although Service Shares are not offered in this prospectus, they are invested in the same portfolio of securities. Service Shares annual returns differ only to the extent that the classes have different fees and expenses.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

    3.91    2.42    1.84    2.32    3.32    2.85    2.90    2.70    2.42

    1991    1992    1993    1994    1995    1996    1997    1998    1999

Best Quarter: 0.98%, Q1 1991

Worst Quarter: 0.44%, Q1 1994

Year-to-date return as of 6/30/2000: 1.56%

--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/1999
--------------------------------------------------------------------------------
     1 Year            5 Years                 Since Inception*
--------------------------------------------------------------------------------
      2.42%             2.84%                       2.76%
--------------------------------------------------------------------------------

*    Inception date for the portfolio's Service Shares is December 3, 1990.

In the chart, total returns for 1991 through 1999 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 1999 would have been lower if operating expenses hadn't been reduced.

7-day yield as of 12/31/1999: 3.29%

To find out Premier Money Market Shares performance, including yield information, contact your financial services firm from which you obtained this prospectus.

                           Tax-Exempt Portfolio | 11

| How Much Investors Pay

This fee table describes the fees and expenses that you may pay if you buy and hold Premier Money Market Shares of the portfolio. This information doesn't include any fees that may be charged by your financial services firm.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (%)
(paid directly from your investment)                       None
--------------------------------------------------------------------------------

Annual Operating Expenses (%)
(deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fee                                            0.17%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                  0.25%
--------------------------------------------------------------------------------
Other Expenses*                                           0.54%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                           0.96%
--------------------------------------------------------------------------------

* Includes costs of shareholder servicing, custody and similar expenses, which may vary with fund size and other factors.

--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

Based on the figures above, this example helps you compare the portfolio's Premier Money Market Shares' expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

    1 Year       3 Years       5 Years           10 Years
--------------------------------------------------------------------------------
     $98           $306         $531              $1,178
--------------------------------------------------------------------------------

                          12 | Tax-Exempt Portfolio

Treasury Portfolio

| The Portfolio's Goal And Main Strategy

The portfolio seeks to provide maximum current income consistent with stability of capital.

The portfolio pursues its goal by investing exclusively in short-term U.S. Treasury securities or in repurchase agreements backed by these securities. The timely payment of principal and interest on these securities is guaranteed by the full faith and credit of the U.S. government.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as economic outlooks and possible interest rate movements. The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

--------------------------------------------------------------------------------
Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the portfolio's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities and be denominated in U.S. dollars

                            Treasury Portfolio | 13

|  Main Risks To Investors

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments.

As with most money market funds, the most important factor is short-term market interest rates. Each portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well.

Because of the portfolio's high credit standards, its yield may be lower than the yields of money funds that don't limit their investments to government securities.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality and other factors

o over time, the real value of the portfolio's yield may be eroded by inflation

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

                             14 | Treasury Portolio

| Performance

The bar chart shows how the total returns for the portfolio's Service Shares have varied from year to year, which may give some idea of risk. The table shows how the portfolio's Service Shares' returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

Premier Money Market Shares do not have a full calendar year of performance, therefore past performance data is not provided. Although Service Shares are not offered in this prospectus, they are invested in the same portfolio of securities. Service Shares annual returns differ only to the extent that the classes have different fees and expenses.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

     3.33    2.89    4.02    5.75    5.20    5.75    5.21    5.30

     1992    1993    1994    1995    1996    1997    1998    1999

Best Quarter: 1.79%, Q4 1997

Worst Quarter: 0.69%, Q4 1992

Year-to-date return as of 6/30/2000: 3.31%

--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/1999
--------------------------------------------------------------------------------
     1 Year            5 Years              Since Inception*
--------------------------------------------------------------------------------
      5.30%             5.35%                    4.62%
--------------------------------------------------------------------------------

*    Inception date for the portfolio's Service Shares is December 17, 1991.

In the chart, total returns for 1992 through 1999 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 1999 would have been lower if operating expenses hadn't been reduced.

7-day yield as of 12/31/1999: 5.10%

To find out Premier Money Market Shares performance, including yield information, contact your financial services firm from which you obtained this prospectus.

                            Treasury Portfolio | 15

| How Much Investors Pay

This fee table describes the fees and expenses that you may pay if you buy and hold Premier Money Market Shares of this portfolio. This information doesn't include any fees that may be charged by your financial services firm.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (%)
(paid directly from your investment)             None
--------------------------------------------------------------------------------

Annual Operating Expenses (%)
(deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fee                                   0.15%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                         0.25%
--------------------------------------------------------------------------------
Other Expenses*                                  0.63%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                  1.03%
--------------------------------------------------------------------------------
Expense Reimbursement**                          0.03%
--------------------------------------------------------------------------------
Net Expenses**                                   1.00%
--------------------------------------------------------------------------------

* Includes costs of shareholder servicing, custody and similar expenses, which may vary with portfolio size and other factors.

** By contract, total annual operating expenses are capped at 1.00% through July 31, 2000.

--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

Based on the figures above (including one year of capped expenses), this example helps you compare the portfolio's Premier Money Market Shares' expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

    1 Year       3 Years       5 Years           10 Years
--------------------------------------------------------------------------------
     $102          $325         $566              $1,257
--------------------------------------------------------------------------------

                            16 | Treasury Portfolio

| Other Policies And Risks

While the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o As a temporary defensive measure, the Tax-Exempt Portfolio could invest in taxable money market securities. This would mean that the portfolio was not pursuing its goal.

o The investment advisor establishes a security's credit grade when it buys the security, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality falls below the minimum required for purchase by a portfolio, the security will be sold unless the Board believes this would not be in the shareholders' best interests.

o This prospectus doesn't tell you about every policy or risk of investing in a portfolio. For more information on these, you may want to request a copy of the Statement of Additional Information (the last page tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

                         Other Policies And Risks | 17

| Who Manages The Portfolios

The Investment Advisor

The portfolios' investment advisor is Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY. Scudder Kemper has more than 80 years of experience managing mutual funds and currently has more than $290 billion in assets under management.

Scudder Kemper takes a team approach to asset management, bringing together professionals from many investment disciplines. Supporting each team are Scudder Kemper's many economists, research analysts, traders and other investment specialists, located across the United States and around the world.

For serving as each portfolio's investment advisor, Scudder Kemper receives a management fee. Below are the actual rates paid by each portfolio for the 12 months through the most recent fiscal year end, as a percentage of daily net assets.

------------------------------------------------------
Portfolio Name                          Fee Paid
------------------------------------------------------

Money Market Portfolio                      0.17%
------------------------------------------------------
Government Securities Portfolio             0.17%
------------------------------------------------------
Tax-Exempt Portfolio                        0.17%
------------------------------------------------------
Treasury Portfolio                          0.00%*
------------------------------------------------------

* Reflecting the effect of expense limitations and/or fee waivers then in effect.

The Portfolio Managers

The portfolio managers handle the day-to-day management of each portfolio. Frank
J. Rachwalski, Jr. serves as lead manager for each portfolio.

Mr. Rachwalski joined the advisor in 1973 and began his investment career at that time. Mr. Rachwalski joined each portfolio in 1990, and has been responsible for the trading and portfolio management of money market funds since 1974.

Money Market Portfolio -- Geoffrey Gibbs serves as manager for the portfolio. Mr. Gibbs joined the advisor in 1996 as a trader for money market funds and began his investment career in 1994. Mr. Gibbs joined the portfolio in 1999.

Government Securities Portfolio -- Dean Meddaugh serves as manager for the portfolio. Mr. Meddaugh joined the advisor in 1996 as a money market trader, and in 1998 became a money market manager. He began his investment career in 1994 as an accountant for an unaffiliated investment management firm. Mr. Meddaugh joined the portfolio in 1999.

Tax-Exempt Portfolio and Treasury Portfolio -- Jerri I. Cohen serves as a manager to each portfolio. Ms. Cohen joined the advisor in 1981 as an accountant and began her investment career in 1992 as a money market trader. Ms. Cohen joined the portfolios in 1998.

o The portfolios are managed by a team of investment professionals who work together to develop the portfolios' investment strategies.

                        18 | Who Manages The Portfolios

| Financial Highlights

These tables are designed to help you understand the financial performance of each portfolio's Premier Money Market Shares for the most recent fiscal year. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in a particular portfolio would have earned, assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, whose report, along with each portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the last page).

--------------------------------------------------------------------------------
Money Market Portfolio -- Premier Money Market Shares
--------------------------------------------------------------------------------

Period ended April 30,                                           2000(a)
--------------------------------------------------------------------------------
Net asset value, beginning of period                          $    1.00
--------------------------------------------------------------------------------
   Net investment income                                            .01
--------------------------------------------------------------------------------
   Less distributions from net investment income                   (.01)
--------------------------------------------------------------------------------
Net asset value, end of period                                $    1.00
--------------------------------------------------------------------------------
Total Return (%) (b)                                               .94%**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                          11,359
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                     .98*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                      .95*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                                 5.19*
--------------------------------------------------------------------------------

(a) For the period February 23, 2000 to April 30, 2000.
(b) Total return would have been lower had certain expenses not been reduced.
*   Annualized
**  Not annualized

                           Financial Highlights | 19

--------------------------------------------------------------------------------
Government Securities Portfolio -- Premier Money Market Shares
--------------------------------------------------------------------------------

Period ended April 30,                                          2000(a)
--------------------------------------------------------------------------------
Net asset value, beginning of period                          $    1.00
--------------------------------------------------------------------------------
   Net investment income                                            .01
--------------------------------------------------------------------------------
   Less distributions from net investment income                  (.01)
--------------------------------------------------------------------------------
Net asset value, end of period                                $    1.00
--------------------------------------------------------------------------------
Total Return (%) (b)                                              .84**

--------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                           3,708
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                   1.00*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                    1.00*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                                5.01*
--------------------------------------------------------------------------------

(a) For the period March 1, 2000 to April 30, 2000.
(b) Total return would have been lower had certain expenses not been reduced.
*   Annualized
**  Not annualized

--------------------------------------------------------------------------------
Tax-Exempt Portfolio -- Premier Money Market Shares
--------------------------------------------------------------------------------

Period ended April 30,                                                2000(a)
--------------------------------------------------------------------------------
Net asset value, beginning of period                               $    1.00
--------------------------------------------------------------------------------
   Net investment income                                                 .01
--------------------------------------------------------------------------------
   Less distributions from net investment income                        (.01)
--------------------------------------------------------------------------------
Net asset value, end of period                                     $    1.00
--------------------------------------------------------------------------------
Total Return (%) (b)                                                     .45**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                  402
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                          .96*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                           .96*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                                      3.05*
--------------------------------------------------------------------------------

(a) For the period March 7, 2000 to April 30, 2000.
(b) Total return would have been lower had certain expenses not been reduced.
*   Annualized
**  Not annualized

                           20 | Financial Highlights

Your Investment In The Portfolios

The following pages describe the main policies associated with buying and selling shares of the portfolios. There is also information on dividends and taxes and other matters that may affect you as a portfolio shareholder.

Because these portfolios are available only through a financial services firm, such as a broker or financial institution, you should contact a representative of your financial services firm for instructions on how to buy or sell portfolio shares.

| Policies You Should Know About

The policies below may affect you as a shareholder. In any case where materials provided by your financial services firm contradict the information given here, you should follow the information in your firm's materials. Please note that a financial services firm may charge its own fees.

Keep in mind that the information in this prospectus applies only to each portfolio's Premier Money Market Shares. The Money Market Portfolio and Tax-Exempt Portfolio have three other share classes, Government Securities Portfolio and Treasury Portfolio have one other share class, which are described in separate prospectuses and which have different fees, requirements and services.

Rule 12b-1 Plan

Each portfolio has adopted a plan under Rule 12b-1 for each portfolio's Premier Money Market Shares that provides for fees payable as an expense of a portfolio that are used by the principal underwriter to pay for distribution and services for that portfolio. Under the 12b-1 plan, each portfolio pays an annual distribution services fee, payable monthly, of 0.25% of that portfolio's average daily net assets. Because 12b-1 fees are paid out of the portfolios' assets on an ongoing basis, they will, over time, increase the cost of investment and may cost more than paying other types of sales charges.

                      Policies You Should Know About | 21

Policies about transactions

The portfolios are open for business each day the New York Stock Exchange is open. Normally, the portfolios calculate their share price every business day: at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Central time for Money Market Portfolio and Treasury Portfolio, at 11:00 a.m., 1:00 p.m., 3:00 p.m. and 8:00 p.m. Central time for Government Securities Portfolio and at 11:00 a.m. and 3:00 p.m. Central time for Tax-Exempt Portfolio.

As noted earlier, each portfolio expects to maintain a stable $1.00 share price.

You can place an order to buy or sell shares at any time. Once your order is received by Kemper Service Company, and they have determined that it is a "good order," it will be processed at the next share price calculated.

Because orders placed through financial services firms must be forwarded to Kemper Service Company before they can be processed, you'll need to allow extra time. A representative of your financial services firm should be able to tell you when your order will be processed.

Wire transactions that arrive by 1:00 p.m. Central time (11:00 a.m. Central time for Tax-Exempt Portfolio) will receive that day's dividend. Wire transactions received by 3:00 p.m. Central time (for all portfolios) or 8:00 p.m. (for Government Securities Portfolio) will start to accrue dividends the next calendar day. Investments by check will be effective at 3:00 p.m. Central time on the business day following receipt and will earn dividends the following calendar day. Confirmed share purchases that are effective at 8:00 p.m. Central time for Government Securities Portfolio will receive dividends upon receipt of payment in accordance with the time provisions above. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected on such check before shares of a portfolio will be purchased.

Wire purchase orders should be directed to:

UMB Bank N.A.
(ABA #101-000-695)
10th Grand Avenue,
Kansas City, Missouri 64106

for credit to the appropriate portfolio bank account (Money Market Portfolio 346: 98-0119-980-3; Government Securities Portfolio 347: 98-0119-983-8;
Tax-Exempt Portfolio 348: 98-0119-985-4; Treasury Portfolio 343: 98-7036-760-2)
and further credit to your account number.

When selling shares, you'll generally receive the dividend for the day on which your shares were sold. If we receive a sell request before 11:00 a.m. Central time and the request calls for proceeds to be sent out by wire, we will normally wire you the proceeds on the same day. However you won't receive that day's dividend.

Checkwriting lets you sell portfolio shares by writing a check. Your investment keeps earning dividends until your check clears. Please note that you should not write checks for less than $100 or for more than $5,000,000. Note as well that we can't honor any check larger than your balance at the time the check is presented to us.

                      22 | Policies You Should Know About

When you want to sell more than $50,000 worth of shares or send the proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokerages, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

If you purchased your shares directly from the portfolio's transfer agent, you can sell them by sending a written request (with a signature guarantee) to:

Kemper Service Company
Attention: Transaction Processing
P.O. Box 219557
Kansas City, MO 64121

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: ten days) or when unusual circumstances prompt the SEC to allow further delays.

You may obtain additional information about other ways to sell your shares by contacting your financial services firm.

Your financial services firm may set its own minimum investments, although those set by each portfolio are as follows:

o  Minimum initial investment: $1,000

o  Minimum additional investment: $100

Share certificates are available on written request. However, we don't recommend them unless you want them for a specific purpose, because they can only be sold by mailing them in, and if they're ever lost they're difficult and expensive to replace.

How the portfolios calculate share price

For each share class of each portfolio the share price is the net asset value per share, or NAV. To calculate NAV, each share class of each portfolio uses the following equation:


     TOTAL ASSETS - TOTAL LIABILITIES
    ----------------------------------       = NAV
    TOTAL NUMBER OF SHARES OUTSTANDING

In valuing securities, we typically use the amortized cost method (the method used by most money market funds).

                      Policies You Should Know About | 23

Other rights we reserve

You should be aware that we may do any of the following:

o withhold 31% of your distributions as federal income tax if you have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o close your account and send you the proceeds if your balance falls below $1,000; we will give you 60 days' notice so you can either increase your balance or close your account (this policy doesn't apply to most retirement accounts)

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; generally, a portfolio won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of a portfolio's net assets

o  change, add or withdraw various services, fees and account policies

o  reject or limit purchases of shares for any reason without prior notice

o  withdraw or suspend any part of the offering made by this prospectus

                      24 | Policies You Should Know About

| Understanding Distributions And Taxes

Because each shareholder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A portfolio can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A portfolio's earnings are separate from any gains or losses stemming from your own purchase of shares.) A portfolio may not always pay a distribution for a given period.

The portfolios intend to declare income dividends daily, and pay them monthly. The portfolios may make short- or long-term capital gains distributions in October, November or December, and may make additional distributions for tax purposes if necessary. Capital gains may be taxable at different rates depending on the length of time the portfolio holds its assets. Exchanges of portfolio shares or among other mutual funds may also be taxable events.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV) or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

Dividends from Tax-Exempt Portfolio are generally tax-free for most shareholders, meaning that investors can receive them without incurring federal income tax liability. However, there are a few exceptions:

o a portion of Tax-Exempt Portfolio's dividends may be taxable as an ordinary income if it came from investments in taxable securities

o because Tax-Exempt Portfolio can invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax
     (AMT), you may owe taxes on a portion of your dividends if you are among those investors who must pay AMT

The following tables show the usual tax status of transactions in fund shares as well as that of any taxable distribution from a portfolio:


Generally taxed at ordinary income rates
--------------------------------------------------------------------------------
o short-term capital gains from selling portfolio shares
--------------------------------------------------------------------------------
o income dividends you receive from a portfolio
--------------------------------------------------------------------------------
o short-term capital gains distributions you receive from a portfolio
--------------------------------------------------------------------------------

Generally taxed at capital gains rates
--------------------------------------------------------------------------------
o long-term capital gains from selling portfolio shares
--------------------------------------------------------------------------------
o long-term capital gains distributions you receive from a portfolio
--------------------------------------------------------------------------------

You will be sent detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

                   Understanding Distributions And Taxes | 25

| To Get More Information

Shareholder reports -- These have detailed performance figures, a list of everything each portfolio owns and the portfolio's financial statements. Shareholders get these reports automatically. To reduce costs, we may mail one copy per household. For more copies, contact your financial services firm.

Statement of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact your financial services firm or the SEC (see below). If you're a shareholder and have questions, please contact your financial services firm. Materials you get from your financial services firm are free; those from the SEC involve a copying fee. If you like, you can look over these materials in person at the SEC's Public Reference Room in Washington, DC, or request them electronically at publicinfo@sec.gov. You can also obtain these materials by calling the Shareholder Service Agent at (800) 231-8568, during normal business hours only.

SEC
450 Fifth Street, N.W.
Washington, DC 20549-0102
1-202-942-8090
www.sec.gov

SEC File Numbers:

Cash Account Trust                  811-5970
Money Market Portfolio
Government Securities Portfolio
Tax-Exempt Portfolio

Investors Cash Trust
Treasury Portfolio                  811-6103

                       STATEMENT OF ADDITIONAL INFORMATION
                                 August 1, 2000

                               CASH ACCOUNT TRUST
               222 South Riverside Plaza, Chicago, Illinois 60606
                                 1-800-231-8568


This combined Statement of Additional Information contains information about the Service Shares of the Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio (each a "Portfolio", collectively the "Portfolios") offered by Cash Account Trust (the "Trust"). The Trust is an open-end diversified management investment company. This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of the Trust dated August 1, 2000. The prospectus may be obtained without charge from the Trust at the address or telephone number on this cover or the firm from which this Statement of Additional Information was received and is also available along with other related materials at the SEC's Internet web site (http://www.sec.gov). The Portfolios' Annual Report, dated April 30, 2000, which accompanies this Statement of Additional Information and may also be obtained free of charge by calling (800) 231-8568, is incorporated by reference into and is hereby deemed to be a part of this Statement of Additional Information.



TABLE OF CONTENTS

     INVESTMENT RESTRICTIONS.................................................2
     INVESTMENT POLICIES AND TECHNIQUES......................................4
     INVESTMENT MANAGER AND SHAREHOLDER SERVICES............................10
     PORTFOLIO TRANSACTIONS.................................................14
     PURCHASE AND REDEMPTION OF SHARES......................................15
     DIVIDENDS, NET ASSET VALUE AND TAXES...................................18
     PERFORMANCE............................................................20
     OFFICERS AND TRUSTEES..................................................22
     SPECIAL FEATURES.......................................................25
     SHAREHOLDER RIGHTS.....................................................27
     APPENDIX -- RATINGS OF INVESTMENTS.....................................28

INVESTMENT RESTRICTIONS


The Trust has adopted for the Portfolios certain investment restrictions which, together with the investment objective and policies of each Portfolio (except for policies designated as non-fundamental and limited in regard to the Tax-Exempt Portfolio to the policies in the first and fifth paragraphs under Investment Policies and Techniques- "Tax-Exempt Portfolio" below), cannot be changed for a Portfolio without approval by holders of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940, as amended (the "1940 Act"), this means the lesser of the vote of (a) 67% of the shares of the Portfolio present at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Portfolio.

The Trust is an open-end diversified management investment company.


The Money Market Portfolio and the Government Securities Portfolio individually may not:

         (1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Portfolio's assets would be invested in securities of that issuer.

         (2) Purchase more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class.

         (3) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

         (4)      Borrow money except as a temporary  measure for  extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any money market instruments (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Portfolio's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Portfolio will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Portfolio will not borrow for leverage purposes.

         (5) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

         (6)      Write, purchase or sell puts, calls or combinations thereof.

         (7) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Trust or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

         (8) Invest for the purpose of exercising control or management of another issuer.

         (9) Invest in commodities or commodity futures contracts or in real estate (or real estate limited partnerships), although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

         (10) Invest in interests in oil, gas or other mineral exploration or development programs or leases, although it may invest in the securities of issuers which invest in or sponsor such programs.

         (11) Underwrite securities issued by others except to the extent the Portfolio may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

         (12)     Issue senior securities as defined in the 1940 Act.

Additionally, the Money Market Portfolio may not:

         (13) Concentrate 25% or more of the value of the Portfolio's assets in any one industry; provided, however, that (a) the Portfolio reserves freedom of action to invest up to 100% of its assets in obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities in accordance with its investment objective and policies and (b) the Portfolio will invest at least 25% of its assets in obligations issued by banks in accordance with its investment objective and policies. However, the Portfolio may, in the discretion of its investment adviser, invest less than 25% of its assets in obligations issued by banks whenever the Portfolio assumes a temporary defensive posture.

With regard to restriction #13, for purposes of determining the percentage of the Portfolio's total assets invested in securities of issuers having their principal business activities in a particular industry, asset backed securities will be classified separately, based on the nature of the underlying assets. Currently, the following categories are used: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending.

The Tax-Exempt Portfolio may not:


         (1) Purchase securities if as a result of such purchase more than 25% of the Portfolio's total assets would be invested in any industry or in any one state. Municipal securities and obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities are not considered an industry for purposes of this restriction.


         (2) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer. For purposes of this limitation, the Portfolio will regard the entity that has the primary responsibility for the payment of interest and principal as the issuer.

         (3) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

         (4)      Borrow money except as a temporary  measure for  extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any money market instruments (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Portfolio's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Portfolio will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Portfolio will not borrow for leverage purposes.

         (5) Make short sales of securities or purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.

         (6) Write, purchase or sell puts, calls or combinations thereof, although the Portfolio may purchase Municipal Securities subject to Standby Commitments in accordance with its investment objective and policies.

         (7) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Trust or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

         (8) Invest for the purpose of exercising control or management of another issuer.

         (9) Invest in commodities or commodity futures contracts or in real estate (or real estate limited partnerships) except that the Portfolio may invest in Municipal Securities secured by real estate or interests therein.

         (10) Invest in interests in oil, gas or other mineral exploration or development programs or leases, although it may invest in Municipal Securities of issuers which invest in or sponsor such programs or leases.

         (11) Underwrite securities issued by others except to the extent the Portfolio may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

         (12)     Issue senior securities as defined in the 1940 Act.


If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The
Portfolios did not borrow in the latest fiscal period and have no present intention of borrowing during the coming year as permitted for each Portfolio by investment restriction number 4. In any event, borrowings would only be made as permitted by such restrictions. The Tax-Exempt Portfolio may invest more than 25% of its total assets in industrial development bonds. Each Portfolio, as a non-fundamental policy that may be changed without shareholder vote, individually may not:


                  (i) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.



INVESTMENT POLICIES AND TECHNIQUES

Descriptions in this Statement of Additional Information of a particular investment practice or technique in which a Portfolio may engage or a financial instrument which a Portfolio may purchase are meant to describe the spectrum of investments that Scudder Kemper Investments, Inc. (the "Advisor"), in its discretion, might, but is not required to, use in managing a Portfolio's assets. The Advisor may, in its discretion, at any time, employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of a Portfolio, but, to the extent employed, could, from time to time, have a material impact on a Portfolio's performance.

The Portfolios described in this Statement of Additional Information seek to provide maximum current income consistent with the stability of capital. Each Portfolio is managed to maintain a net asset value of $1.00 per share.


The Trust is a money market mutual fund designed to provide its shareholders with professional management of short-term investment dollars. The Trust is designed for investors who seek maximum current income consistent with stability of capital. The Trust pools individual and institutional investors' money that it uses to buy high quality money market instruments. The Trust is a series investment company that is able to provide investors with a choice of separate investment portfolios. It currently offers three investment Portfolios: the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio. Because each Portfolio combines its shareholders' money, it can buy and sell large blocks of securities, which reduces transaction costs and maximizes yields. The Trust is managed by investment professionals who analyze market trends to take advantage of changing conditions and who seek to minimize risk by diversifying each Portfolio's investments. A Portfolio's investments are subject to price fluctuations resulting from rising or declining interest rates and are subject to the ability of the issuers of such investments to make payment at maturity. However, because of their short maturities, liquidity and high quality ratings, high quality money market instruments, such as those in which the Portfolios invest, are generally considered to be among the safest available. Thus, each Portfolio is designed for investors who want to avoid the fluctuations of principal commonly associated with equity or long-term bond investments. There can be no guarantee that a Portfolio will achieve its objective or that it will maintain a net asset value of $1.00 per share.

Money Market Portfolio. The Portfolio seeks maximum current income consistent with stability of capital. The Portfolio pursues its objective by investing primarily in the following types of U.S. Dollar-denominated money market instruments that mature in 397 days or less:

1. Obligations of, or guaranteed by, the U.S. or Canadian governments, their agencies or instrumentalities.


2. Bank certificates of deposit, time deposits or bankers' acceptances of U.S. banks (including their foreign branches) and Canadian chartered banks having total assets in excess of $1 billion.

3. Bank certificates of deposit, time deposits or bankers' acceptances of foreign banks (including their U.S. and foreign branches) having total assets in excess of $10 billion.

4. Commercial paper, notes, bonds, debentures, participation certificates or other debt obligations that (i) are rated high quality by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), or Duff & Phelps, Inc. ("Duff"); or (ii) if unrated, are determined to be at least equal in quality to one or more of the above ratings in the discretion of the Portfolio's investment manager. Currently, only obligations in the top two categories are considered to be rated high quality. The two highest rating categories of Moody's, S&P and Duff for commercial paper are Prime-1 and Prime-2, A-1 and A-2 and Duff 1 and Duff 2, respectively. For other debt obligations, the two highest rating categories for such services are Aaa and Aa, AAA and AA and AAA and AA, respectively. For a description of these ratings, see "Appendix-- Ratings of Investments" in this Statement of Additional Information.

5. Repurchase agreements of obligations that are suitable for investment under the categories set forth above. Repurchase agreements are discussed below.

In addition, the Portfolio limits its investments to securities that meet the quality and diversification requirements of Rule 2a-7 under the 1940 Act.


The Portfolio will normally invest at least 25% of its assets in obligations issued by banks; provided, however, the Portfolio may in the discretion of the Portfolio's investment manager temporarily invest less than 25% of its assets in such obligations whenever the Portfolio assumes a defensive posture. Investments by the Portfolio in Eurodollar certificates of deposit issued by London branches of U.S. banks, or obligations issued by foreign entities, including U.S. branches of foreign banks, involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest payments, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect payment of principal or interest. The market for such obligations may be less liquid and, at times, more volatile than for securities of domestic branches of U.S. banks. Additionally, there may be less public information available about foreign banks and their branches. The profitability of the banking industry is dependent largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in banking operations. As a result of Federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amounts they can loan to a single borrower and subject to other regulations designed to promote financial soundness. However, not all such laws and regulations apply to the foreign branches of domestic banks. Foreign branches of foreign banks are not regulated by U.S. banking authorities, and generally are not bound by accounting, auditing and financial reporting standards comparable to U.S. banks. Bank obligations held by the Portfolio do not benefit materially from insurance from the Federal Deposit Insurance Corporation.


The Portfolio may invest in commercial paper issued by major corporations under the Securities Act of 1933 in reliance on the exemption from registration afforded by Section 3(a)(3) thereof. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers and individual investor participation in the commercial paper market is very limited. The Portfolio also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration that is afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Portfolio who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Portfolio through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) paper, thus providing liquidity. The Portfolio's investment manager considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to procedures approved by the Board of Trustees of the Trust, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the 10% limitation on illiquid securities discussed below. The Portfolio's investment manager monitors the liquidity of the Portfolio's investments in Section 4(2) paper on a continuous basis.

The Portfolio may invest in high quality participation certificates ("certificates") representing undivided interests in trusts that hold a portfolio of receivables from consumer and commercial credit transactions, such as transactions involving consumer revolving credit card accounts or commercial revolving credit loan facilities. The receivables would include amounts charged for goods and services, finance charges, late charges and other related fees and charges. Interest payable on the certificates may be fixed or may be adjusted periodically or "float" continuously according to a formula based upon an objective standard such as the 30-day commercial paper rate ("Variable Rate Securities"). A trust may have the benefit of a letter of credit from a bank at a level established to satisfy rating agencies as to the credit quality of the assets supporting the payment of principal and interest on the certificates. Payments of principal and interest on the certificates would be dependent upon the underlying receivables in the trust and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of certificates is based primarily upon the value of the receivables held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the trust. The Portfolio's investment manager considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a certificate and in determining whether the certificate is appropriate for investment by the Portfolio. Collection of receivables in the trust may be affected by various social, legal and economic factors affecting the use of credit and repayment patterns, such as changes in consumer protection laws, the rate of inflation, unemployment levels and relative interest rates. It is anticipated that for most publicly offered certificates there will be a liquid secondary market or there may be demand features enabling the Portfolio to readily sell its certificates prior to maturity to the issuer or a third party. While the Portfolio may invest without limit in certificates, it is currently anticipated that such investments will not exceed 25% of the Portfolio's assets.


Government Securities Portfolio. The Portfolio seeks to provide maximum current income consistent with stability of capital. The Portfolio pursues its objective by investing primarily in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements backed by such obligations. All such securities purchased mature in 397 days or less. Some securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, such as those issued by the Federal Home Loan Bank, and are backed by the full faith and credit of the U.S. Government. Short-term U.S. Government obligations generally are considered to be the safest short-term investment. The U.S. Government guarantee of the securities owned by the Portfolio, however, does not guarantee the net asset value of its shares, which the Portfolio seeks to maintain at $1.00 per share. Also, with respect to securities supported only by the credit of the issuing agency or instrumentality that are backed by the full faith and credit of the U.S. Government, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest. Income paid by Treasuries is usually free from state and local income taxes, and for most fund shareholders the bulk of fund distributions will be free from these taxes as well (although not from federal income tax).

Tax-Exempt Portfolio. The Portfolio seeks to provide maximum current income that is exempt from Federal income taxes to the extent consistent with stability of capital. The Portfolio pursues its objective primarily through a professionally managed, diversified portfolio of short-term high quality tax-exempt municipal obligations. Under normal market conditions at least 80% of the Portfolio's total assets will, as a fundamental policy, be invested in obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the income from which is exempt from Federal income tax and alternative minimum tax ("Municipal Securities"). In compliance with the position of the staff of the Securities and Exchange Commission, the Portfolio does not consider "private activity" bonds to be Municipal Securities for purposes of the 80% limitation. This is a fundamental policy so long as the staff maintains its position, after which it would become non-fundamental.


Municipal Securities, such as industrial development bonds, are issued by or on behalf of public authorities to obtain funds for purposes including privately operated airports, housing, conventions, trade shows, ports, sports, parking or pollution control facilities or for facilities for water, gas, electricity or sewage and solid waste disposal. Such obligations, which may include lease arrangements, are included within the term Municipal Securities if the interest paid thereon qualifies as exempt from federal income tax. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Securities, although current Federal tax laws place substantial limitations on the size of such issues.

Municipal Securities which the Portfolio may purchase include, without limitation, debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.

Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of receiving property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality issuing a longer term bond in the future. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as those available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by Fannie Mae or "Ginnie Mae" (the Government National Mortgage Association) at the end of the project construction period.
Pre-refunded municipal bonds are bonds which are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. The Tax-Exempt Portfolio may purchase other Municipal Securities similar to the foregoing, which are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.


The Portfolio will invest only in Municipal Securities that at the time of purchase: (a) are rated within the two highest-ratings for Municipal Securities assigned by Moody's (Aaa or Aa) or assigned by S&P (AAA or AA); (b) are guaranteed or insured by the U.S. Government as to the payment of principal and interest; (c) are fully collateralized by an escrow of U.S. Government securities acceptable to the Portfolio's investment manager; (d) have at the time of purchase Moody's short-term Municipal Securities rating of MIG-2 or higher or a municipal commercial paper rating of P-2 or higher, or S&P's municipal commercial paper rating of A-2 or higher; (e) are unrated, if longer term Municipal Securities of that issuer are rated within the two highest rating categories by Moody's or S&P; or (f) are determined to be at least equal in quality to one or more of the above ratings in the discretion of the Portfolio's investment manager. In addition, the Portfolio limits its investments to securities that meet the quality requirements of Rule 2a-7 under the Investment Company Act of 1940. See "Net Asset Value."

Dividends representing net interest income received by the Portfolio on Municipal Securities will be exempt from federal income tax when distributed to the Portfolio's shareholders. Such dividend income may be subject to state and local taxes. The Portfolio's assets will consist of Municipal Securities, taxable temporary investments as described below and cash. The Portfolio considers short-term Municipal Securities to be those that mature in 397 days or less. Examples of Municipal Securities that are issued with original maturities of one year or less are short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, pre-refunded municipal bonds, warrants and tax-free commercial paper.


Municipal Securities generally are classified as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full credit and taxing power for the payment of principal and interest.
Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Industrial development bonds held by the Portfolio are in most cases revenue bonds and generally are not payable from the unrestricted revenues of the issuer, and do not constitute the pledge of the credit of the issuer of such bonds. Among other types of instruments, the Portfolio may purchase tax-exempt commercial paper, warrants and short-term municipal notes such as tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax payments, the proceeds of bond placements or other revenues. See "Appendix" for a more detailed discussion of the Moody's and S&P ratings outlined above. The Portfolio may invest in short-term "private activity" bonds.

The Portfolio may purchase securities that provide for the right to resell them to an issuer, bank or dealer at an agreed upon price or yield within a specified period prior to the maturity date of such securities. Such a right to resell is referred to as a "Standby Commitment." Securities may cost more with Standby Commitments than without them. Standby Commitments will be entered into solely to facilitate portfolio liquidity. A Standby Commitment may be exercised before the maturity date of the related Municipal Security if the Portfolio's investment adviser revises its evaluation of the creditworthiness of the underlying security or of the entity issuing the Standby Commitment. The Portfolio's policy is to enter into Standby Commitments only with issuers, banks or dealers that are determined by the Portfolio's investment manager to present minimal credit risks. If an issuer, bank or dealer should default on its obligation to repurchase an underlying security, the Portfolio might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere.

The Portfolio may purchase high quality Certificates of Participation in trusts that hold Municipal Securities. A Certificate of Participation gives the Portfolio an undivided interest in the Municipal Security in the proportion that the Portfolio's interest bears to the total principal amount of the Municipal Security. These Certificates of Participation may be variable rate or fixed rate with remaining maturities of one year or less. A Certificate of Participation may be backed by an irrevocable letter of credit or guarantee of a financial institution that satisfies rating agencies as to the credit quality of the Municipal Security supporting the payment of principal and interest on the Certificate of Participation. Payments of principal and interest would be dependent upon the underlying Municipal Security and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of Certificates of Participation is based primarily upon the rating of the Municipal Security held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the issue. The Portfolio's investment manager considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a Certificate of Participation and in determining whether the Certificate of Participation is appropriate for investment by the Portfolio. It is anticipated by the Portfolio's investment manager that, for most publicly offered Certificates of Participation, there will be a liquid secondary market or there may be demand features enabling the Portfolio to readily sell its Certificates of Participation prior to maturity to the issuer or a third party. As to those instruments with demand features, the Portfolio intends to exercise its right to demand payment from the issuer of the demand feature only upon a default under the terms of the Municipal Security, as needed to provide liquidity to meet redemptions, or to maintain a high quality investment portfolio.

The Portfolio may purchase and sell Municipal Securities on a when-issued or delayed delivery basis. A when-issued or delayed delivery transaction arises when securities are bought or sold for future payment and delivery to secure what is considered to be an advantageous price and yield to the Portfolio at the time it enters into the transaction. In determining the maturity of portfolio securities purchased on a when-issued or delayed delivery basis, the Portfolio will consider them to have been purchased on the date when it committed itself to the purchase.

A security purchased on a when-issued basis, like all securities held by the Portfolio, is subject to changes in market value based upon changes in the level of interest rates and investors' perceptions of the creditworthiness of the issuer. Generally such securities will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore if, in order to achieve higher interest income, the Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Portfolio's assets will vary from $1.00 per share because the value of a when-issued security is subject to market fluctuation and no interest accrues to the purchaser prior to settlement of the transaction.

The Portfolio will only make commitments to purchase Municipal Securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Portfolio reserves the right to sell these securities before the settlement date if deemed advisable. The sale of these securities may result in the realization of gains that are not exempt from federal income tax.

In seeking to achieve its investment objective, the Portfolio may invest all or any part of its assets in Municipal Securities that are industrial development bonds. Moreover, although the Portfolio does not currently intend to do so on a regular basis, it may invest more than 25% of its assets in Municipal Securities that are repayable out of revenue streams generated from economically related projects or facilities, if such investment is deemed necessary or appropriate by the Portfolio's investment manager. To the extent that the Portfolio's assets are concentrated in Municipal Securities payable from revenues on economically related projects and facilities, the Portfolio will be subject to the risks presented by such projects to a greater extent than it would be if the Portfolio's assets were not so concentrated.

From time to time, as a defensive measure or when acceptable short-term Municipal Securities are not available, the Tax-Exempt Portfolio may invest in taxable "temporary investments" that include: obligations of the U.S. Government, its agencies or instrumentalities; debt securities rated within the two highest grades by Moody's or S&P ; commercial paper rated in the two highest grades by either of such rating services; certificates of deposit of domestic banks with assets of $1 billion or more; and any of the foregoing temporary investments subject to repurchase agreements. Repurchase agreements are discussed below. Interest income from temporary investments is taxable to shareholders as ordinary income. Although the Portfolio is permitted to invest in taxable securities (limited under normal market conditions to 20% of the Portfolio's total assets), it is the Portfolio's primary intention to generate income dividends that are not subject to federal income taxes.

The Federal bankruptcy statutes relating to the adjustments of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material adverse changes in the rights of holders of obligations issued by such subdivisions or authorities.

Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states and legislation has been introduced to effect changes in public school finances in some states. In other instances, there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or Federal law that ultimately could affect the validity of those Municipal Securities or the tax-free nature of the interest thereon.

The Trust. Each Portfolio may invest in repurchase agreements, which are instruments under which a Portfolio acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the Portfolio's holding period. Maturity of the securities subject to repurchase may exceed one year. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Portfolio might have expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. A Portfolio will not purchase illiquid securities, including time deposits and repurchase agreements maturing in more than seven days if, as a result thereof, more than 10% of such Portfolio's net assets valued at the time of the transaction would be invested in such securities.

Each Portfolio may invest in Variable Rate Securities, instruments having rates of interest that are adjusted periodically or that "float" continuously according to formulae intended to minimize fluctuation in values of the instruments. The interest rate of Variable Rate Securities ordinarily is determined by reference to or is a percentage of an objective standard such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Some Variable Rate Securities ("Variable Rate Demand Securities") have a demand feature entitling the purchaser to resell the securities at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest. As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. Each Portfolio determines the maturity of Variable Rate Securities in accordance with Rule 2a-7, which allows each Portfolio to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument .

A Portfolio may not borrow money except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any portfolio securities. Any such borrowings under this provision will not be collateralized. No Portfolio will borrow for leverage purposes.

Repurchase Agreements. The Portfolios may enter into repurchase agreements with any member bank of the Federal Reserve System or any domestic broker/dealer which is recognized as a reporting Government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Advisor to be at least as high as that of other obligations the Portfolios may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's, S&P or Duff.

A repurchase agreement provides a means for a Portfolio to earn taxable income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Portfolio) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Portfolio, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Portfolio together with the repurchase price on the date of repurchase. In either case, the income to a Portfolio (which is taxable) is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry system.


It is not clear whether a court would consider the Obligation purchased by a Portfolio subject to a repurchase agreement as being owned by that Portfolio or as being collateral for a loan by the Portfolio to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Portfolio may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterized the transaction as a loan and a Portfolio has not perfected an interest in the Obligation, that Portfolio may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Portfolio is at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for each Portfolio, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Portfolio may incur a loss if the proceeds to the Portfolio of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), each Portfolio will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Portfolio will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.



Interfund Borrowing and Lending Program. The Trust has received exemptive relief from the SEC which permits the Trust to participate in an interfund lending program among certain investment companies advised by the Advisor. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent the Trust is actually engaged in borrowing through the interfund lending program, the Trust, as a matter of non-fundamental policy, may not borrow for other than temporary or emergency purposes (and not for leveraging).

INVESTMENT ADVISOR AND SHAREHOLDER SERVICES

Investment Advisor. Scudder Kemper Investments, Inc. ("Scudder Kemper") 345 Park Avenue, New York, New York, is the investment adviser for the Portfolio. Scudder Kemper is approximately 70% owned by Zurich Insurance Company, a leading internationally recognized provider of insurance and financial services in property/casualty and life insurance, reinsurance and structured financial solutions as well as asset management. The balance of Scudder Kemper is owned by Scudder Kemper's officers and employees. Responsibility for overall management of each Fund rests with the Trust's Board of Trustees and officers. Pursuant to an investment management agreement (the "Agreement"), Scudder Kemper acts as each Fund's Advisor, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services, provides shareholder and information services and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. The Trust pays the expenses of its operations, including the fees and expenses of independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, costs of calculating net asset value and maintaining all accounting records related thereto, brokerage commissions or transaction costs, taxes, registration fees, the fees and expenses of qualifying the Trust and its shares for distribution under federal and state securities laws and membership dues in the Investment Company Institute or any similar organization.


The Agreement provides that Scudder Kemper shall not be liable for any error of judgment or of law, or for any loss suffered by the Trust in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Scudder Kemper in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

In certain cases the investments for the Portfolios are managed by the same individuals who manage one or more other mutual funds advised by the Advisor that have similar names, objectives and investment styles as the Portfolios. You should be aware that the Portfolios are likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolios can be expected to vary from those of the other mutual funds.

On December 31, 1997, pursuant to the terms of an agreement, Scudder, Stevens & Clark, Inc. ("Scudder") and Zurich Insurance Company ("Zurich") formed a new global organization by combining Scudder with Zurich Kemper Investments, Inc., a former subsidiary of Zurich and the former investment manager to each Fund, and Scudder changed its name to Scudder Kemper Investments, Inc. As a result of the transaction, Zurich owned approximately 70% of the Adviser, with the balance owned by the Adviser's officers and employees.

On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T.") were combined to form a new global insurance and financial services company known as Zurich Financial Services, Inc. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services, Inc., with the balance initially owned by former B.A.T shareholders.

Upon consummation of this transaction, the Trust's existing investment management agreement with Scudder Kemper was deemed to have been assigned and, therefore, terminated. The Board has approved a new investment management agreement with Scudder Kemper, which is substantially identical to the current investment management agreement, except for the date of execution and termination. This agreement became effective upon the termination of the then current investment management agreement and was approved by shareholders at a special meeting.


The Agreement dated September 7, 1998, was last approved by the trustees of the Trust on August 11, 1998. The Agreement will continue in effect until September 30, 2000 and from year to year thereafter only if its continuance is approved annually by the vote of a majority of those trustees who are not parties to such Agreement or interested persons of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust's trustees or of a majority of the outstanding voting securities of the Trust. The Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminates in the event of its assignment.

If additional Portfolios become subject to the Agreement, the provisions concerning continuation, amendment and termination shall be on a Portfolio by Portfolio basis and the management fee and the expense limitations shall be computed based upon the average daily net assets of all Portfolios subject to the agreement and shall be allocated among such Portfolios based upon the relative net assets of such Portfolios. Additional Portfolios may be subject to a different agreement. Currently, the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio are subject to the agreement.

For the services and facilities furnished to the Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio, the Portfolios pay a monthly investment management fee on a graduated basis at 1/12 of 0.22% of the first $500 million of combined average daily net assets of such Portfolios, 0.20% of the next $500 million, 0.175% of the next $1 billion, 0.16% of the next $1 billion and 0.15% of combined average daily net assets of such Portfolios over $3 billion. The investment management fee is computed based on average daily net assets of the Portfolios and allocated among the Portfolios based upon the relative net assets of each Portfolio. Pursuant to the investment management agreement, the Money Market Portfolio, Government Securities Portfolio and
Tax-Exempt Portfolio paid the Advisor fees of $8,142,641, $552,289, and $833,361, respectively, for the fiscal year ended April 30, 2000; $3,120,000, $1,167,000 and $699,000, respectively, for the fiscal year ended April 30, 1999; and $1,888,000, $1,020,000 and $530,000 respectively, for the fiscal year ended April 30, 1998. The Advisor and certain affiliates have agreed to limit certain operating expenses of the Portfolios to the extent described in the prospectus. If expense limits had not been in effect the Advisor would have received investment management fees from the Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio of $8,142,641, $999,952, and $833,361, respectively, for the fiscal year ended April 30, 2000; $4,086,000, $1,270,000 and $699,000, respectively, for the fiscal year ended April 30, 1999; and $2,463,000, $1,301,000 and $630,000, respectively, for the fiscal year ended April 30, 1998. The Advisor absorbed operating expenses for the Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio of $0,
$447,663, and $0, respectively, for the fiscal year ended April 30, 2000; $2,233,000, $103,000 and $0, respectively, for the fiscal year ended April 30, 1999; and $1,253,000, $281,000 and $100,000, respectively, for the year ended
April 30, 1998.

Certain officers or trustees of the Trust are also directors or officers of the Advisor and its affiliates as indicated under "Officers and Trustees."

Fund Accounting Agent. Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts 02110, a subsidiary of Scudder Kemper, is responsible for determining the daily net asset value per share of the Portfolios and maintaining all accounting records related hereto. Currently, SFAC receives no fee for its services to the Portfolios; however, subject to Board approval, at some time in the future, SFAC may seek payment for its services under this agreement.

Distributor and Administrator. Pursuant to an administration, shareholder services and distribution agreement ("distribution agreement"), Kemper Distributors, Inc. ("KDI"), 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Advisor, serves as primary administrator and principal underwriter for the Portfolios to provide information and services for existing and potential shareholders. The distribution agreement provides that KDI shall appoint various firms to provide cash management services for their customers or clients through the Portfolios. The firms are to provide such office space and equipment, telephone facilities, personnel and literature distribution as is necessary or appropriate for providing information and services to the firms' clients. Each Portfolio has adopted a plan in accordance with Rule 12b-1 of the 1940 Act (the "12b-1 Plans"). This rule regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing shares. For its services under the distribution agreement and pursuant to the 12b-1 Plans, each Portfolio pays KDI a distribution services fee, payable monthly, at the annual rate of 0.60% of average daily net assets with respect to Service shares of the Money Market Portfolio and the Government Securities Portfolio and 0.50% of average daily net assets with respect to the Service shares of the Tax-Exempt Portfolio. Expenditures by KDI on behalf of the Portfolios need not be made on the same basis that such fees are allocated. The fees are accrued daily as an expense of the Portfolios.


As principal underwriter for the Portfolios, KDI acts as agent of each Portfolio in the sale of that Portfolio's shares. KDI pays all its expenses under the distribution agreement including, without limitation, services fees to firms. The Trust pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and KDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. KDI also pays for supplementary sales literature and advertising costs.


KDI has entered into related administration services and selling group agreements ("services agreements") with various firms to provide cash management and other services for a Portfolio's shareholders. Such services and assistance may include, but may not be limited to, establishing and maintaining shareholder accounts and records, processing purchase and redemption transactions, providing automatic investment in Portfolio shares of client account balances, answering routine inquiries regarding a Portfolio, assisting clients in changing account options, designations and addresses, and such other services as may be agreed upon from time to time and as may be permitted by applicable statute, rule or regulation. KDI also may provide some of the above services for the Portfolios. KDI normally pays such firms for services at a maximum annual rate of 0.60% of average daily net assets of those accounts in the Service shares of the Money Market Portfolio and Government Securities Portfolio that they maintain and service and 0.50% of average daily net assets of those accounts in the Service shares of the Tax-Exempt Portfolio that they maintain and service. KDI in its discretion may pay certain firms additional amounts. During the fiscal year ended April 30, 2000, the Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio paid distribution services fees of $24,678,842, $3,170,641 and $2,104,280, respectively. KDI waived expenses for the Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio of $3,931,738, $447,663 and $0, respectively, for the fiscal year ended April 30 2000. During the fiscal year ended April 30, 1999, the Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio paid distribution services fees of $12,373,000, $4,329,000 and $1,831,000, respectively. Of such amounts, KDI remitted pursuant to related services agreements $19,750,000 as service fees to firms. A portion of the aforesaid marketing, sales and operating expenses could be considered overhead expense. In addition to the discounts or commissions described above, KDI will, from time to time, pay or allow additional discounts, commissions or promotional incentives, in the form of cash or other compensation, to firms that sell shares of the Portfolios.


The distribution agreement and the 12b-1 Plans continue in effect from year to year so long as such continuance is approved at least annually by a vote of the Board of Trustees of the Trust, including the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement. The distribution agreement automatically terminates in the event of its assignment and may be terminated at any time without penalty by the Trust or by KDI upon 60 days' written notice. Termination of the distribution agreement by the Trust may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement, or a "majority of the outstanding voting securities" of the Trust as defined under the 1940 Act. The 12b-1 Plans may not be amended to increase the fee to be paid by a Portfolio without approval by a majority of the outstanding voting securities of the Portfolio and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the 12b-1 Plans. The 12b-1 Plans may be terminated at any time without penalty by a vote of the majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the Plan, or by a vote of the majority of the outstanding voting securities of the Trust. The Portfolios of the Trust will vote separately with respect to the 12b-1 Plans.


Custodian, Transfer Agent and Shareholder Service Agent. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as custodian, has custody of all securities and cash of the Trust. It attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by each Portfolio. Pursuant to a services agreement with Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania Avenue, Kansas City, Missouri 64105, Kemper Service Company ("KSvC"), an affiliate of the Advisor, serves as "Shareholder Service Agent." IFTC receives, as transfer agent, and pays to KSvC annual account fees of a maximum of $13 per account plus out-of-pocket expense reimbursement. During the fiscal year ended April 30, 2000, IFTC remitted shareholder service fees for Money Market Portfolio in the amount of $11,380,698, for Government Securities Portfolio of $1,235,764, and for Tax-Exempt Portfolio of $870,299 to KSvC as Shareholder Service Agent.

Code of Ethics. The Trust, the Advisor and principal underwriter have each adopted codes of ethics under rule 17j-1 of the Investment Company Act. Board members, officers of the Trust and employees of the Advisor and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Trust, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Advisor's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Trust. Among other things, the Advisor's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Advisor's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

Independent Auditors and Reports to Shareholders. The Trust's independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on the Trust's annual financial statements, review certain regulatory reports and the Trust's federal income tax return, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

Legal Counsel. Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street, Chicago, Illinois 60601, serves as legal counsel for the Trust.


The Trust, or the Advisor (including any affiliate of the Advisor), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of portfolio shares whose interests are held in an omnibus account.


PORTFOLIO TRANSACTIONS

Brokerage Commissions

Allocation of brokerage is supervised by the Advisor.


The primary objective of the Advisor in placing orders for the purchase and sale of securities for a Portfolio is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of Scudder Investor Services, Inc. ("SIS") with commissions charged on comparable transactions, as well as by comparing commissions paid by a Portfolio to reported commissions paid by others. The Advisor routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.


A Portfolio's purchases and sales of fixed-income securities are generally placed by the Advisor with primary market makers for these securities on a net basis, with out any brokerage commission being paid by a Portfolio. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

When it can be done consistently with the policy of obtaining the most favorable net results, it is the Advisor's practice to place such orders with broker/dealers who supply brokerage and research services to the Advisor or a Portfolio. The term "research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Advisor is authorized when placing portfolio transactions, if applicable, for a Portfolio to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The Advisor has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services to the Advisor or a Portfolio in exchange for the direction by the Advisor of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. The Advisor may place orders with a broker/dealer on the basis that the broker/dealer has or has not sold shares of a Portfolio. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

To the maximum extent feasible, it is expected that the Advisor will place orders for portfolio transactions through SIS, which is a corporation registered as a broker/dealer and a subsidiary of the Advisor; SIS will place orders on behalf of a Portfolio with issuers, underwriters or other brokers and dealers. SIS will not receive any commission, fee or other remuneration from a Portfolio for this service.

Although certain research services from broker/dealers may be useful to a Portfolio and to the Advisor, it is the opinion of the Advisor that such information only supplements the Advisor's own research effort since the information must still be analyzed, weighed, and reviewed by the Advisor's staff. Such information may be useful to the Advisor in providing services to clients other than a Portfolio, and not all such information is used by the Advisor in connection with a Portfolio. Conversely, such information provided to the Advisor by broker/dealers through whom other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to a Portfolio.

The Trustees review, from time to time, whether the recapture for the benefit of a Portfolio of some portion of the brokerage commissions or similar fees paid by a Portfolio on portfolio transactions is legally permissible and advisable.

Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker. There usually are no brokerage commissions paid by a Portfolio for such purchases. During the last three fiscal years each Portfolio paid no portfolio brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

PURCHASE AND REDEMPTION OF SHARES

Purchase of Shares


Shares of each Portfolio are sold at net asset value through selected financial services firms, such as broker-dealers and banks ("firms"). Investors must indicate the Portfolio in which they wish to invest. Each Portfolio has established a minimum initial investment for Service Shares of each Portfolio of $1,000 ($50 for automatic investment plans) and $100 for subsequent investments, but these minimums may be changed at anytime in management's discretion. Firms offering Portfolio shares may set higher minimums for accounts they service and may change such minimums at their discretion. The Trust may waive the minimum for purchases by trustees, directors, officers or employees of the Trust or the Advisor and its affiliates.


Each Portfolio seeks to have their investment portfolios as fully invested as possible at all times in order to achieve maximum income. Since each Portfolio will be investing in instruments that normally require immediate payment in Federal Funds (monies credited to a bank's account with its regional Federal Reserve Bank), each Portfolio has adopted procedures for the convenience of its shareholders and to ensure that each Portfolio receives investable funds. An investor wishing to open an account should use the Account Information Form available from the Trust or financial services firms. Orders for the purchase of shares that are accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until a Portfolio determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.


Orders for purchase of shares of a Portfolio received by wire transfer in the form of Federal Funds will be effected at the next determined net asset value. Shares purchased by wire will receive (i) that day's dividend if effected at or prior to the 1:00 p.m. Central time net asset value determination for the Money Market Portfolio and the Government Securities Portfolio and at or prior to the 11:00 a.m. Central time net asset value determination for the Tax-Exempt Portfolio; (ii) the dividend for the next calendar day if effected at the 3:00 p.m. Central time net asset value determination for the Money Market Portfolio and Tax-Exempt Portfolio or, for the Government Securities Portfolio, 8:00 p.m. Central time net asset value determination provided such payment is received by 3:00 p.m. Central time; or (iii) the dividend for the next business day if effected at the 8:00 p.m. Central time net asset value determination and payment is received after 3:00 p.m. Central time on such date for the Government Securities Portfolio. Confirmed share purchases that are effective at the 8:00 p.m. Central time net asset value determination for the Government Securities Portfolio will receive dividends upon receipt of payment for such transactions in the form of Federal Funds in accordance with the time provisions immediately above.


Orders for purchase accompanied by a check or other negotiable bank draft will be accepted and effected as of 3:00 p.m. Central time on the next business day following receipt and such shares will receive the dividend for the next calendar day following the day the purchase is effected. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected on such check before shares will be purchased.


If payment is wired in Federal Funds, the payment should be directed to UMB Bank, N.A. (ABA #101-000-695), 10th and Grand Avenue, Kansas City, MO 64106 for credit to the appropriate Portfolio bank account (CAT Money Market Portfolio 46: 98-0119-980-3; CAT Government Securities Portfolio 47: 98-0119-983-8; CAT Tax-Exempt Portfolio 48:
98-0119-985-4) and further credit to your account number.


Redemption of Shares


General. Upon receipt by the Shareholder Service Agent of a request in the form described below, shares of a Portfolio will be redeemed by a Portfolio at the next determined net asset value. If processed by 3:00 p.m. (or 8:00 p.m. for the Government Securities Portfolio) Central time, the shareholder will receive that day's dividend. A shareholder may use either the regular or expedited redemption procedures. Shareholders who redeem all their shares of a Portfolio will receive the net asset value of such shares and all declared but unpaid dividends on such shares.


Each Portfolio may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Portfolio's investments is not reasonably practicable, or (ii) it is not reasonably practicable for a Portfolio to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Trust's shareholders.

Although it is each Portfolio's present policy to redeem in cash, if the Board of Trustees determines that a material adverse effect would be experienced by the remaining shareholders if payment were made wholly in cash, a Portfolio will pay the redemption price in part by a distribution of portfolio securities in lieu of cash, in conformity with the applicable rules of the Securities and Exchange Commission, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurs, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition would incur certain transaction costs. Such a redemption would not be as liquid as a redemption entirely in cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares of a Portfolio solely in cash up to the lesser of $250,000 or 1% of the net assets of that Portfolio during any 90-day period for any one shareholder of record.

If shares of a Portfolio to be redeemed were purchased by check or through certain Automated Clearing House ("ACH") transactions, the Portfolio may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by the Portfolio of the purchase amount. Shareholders may not use ACH or Redemption Checks (defined below) until the shares being redeemed have been owned for at least 10 days and shareholders may not use such procedures to redeem shares held in certificated form. There is no delay when shares being redeemed were purchased by wiring Federal Funds.

If shares being redeemed were acquired from an exchange of shares of a mutual fund that were offered subject to a contingent deferred sales charge as described in the prospectus for that other fund, the redemption of such shares by a Portfolio may be subject to a contingent deferred sales charge as explained in such prospectus.

Shareholders can request the following telephone privileges: expedited wire transfer redemptions, ACH transactions and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. The Trust or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges, unless the Trust or its agents reasonably believe, based upon reasonable verification procedures, that the telephone instructions are genuine. The shareholder will bear the risk of loss, resulting from fraudulent or unauthorized transactions, as long as the reasonable verification procedures are followed. The verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

Because of the high cost of maintaining small accounts, each Portfolio reserves the right to redeem an account that falls below the minimum investment level. Thus, a shareholder who makes only the minimum initial investment and then redeems any portion thereof might have the account redeemed. A shareholder will be notified in writing and will be allowed 60 days to make additional purchases to bring the account value up to the minimum investment level before a Portfolio redeems the shareholder account.

Financial services firms provide varying arrangements for their clients to redeem Portfolio shares. Such firms may independently establish and charge amounts to their clients for such services.

Regular Redemptions. When shares are held for the account of a shareholder by the Trust's transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Kemper Service Company, P.O. Box 419153, Kansas City, Missouri 64141-6153. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.


Telephone Redemptions. If the proceeds of the redemption are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor, guardian and custodian account holders, provided the trustee, executor, guardian or custodian is named in the account registration. Other institutional account holders may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-231-8568. Shares purchased by check or through certain ACH transactions may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificate form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. Each Portfolio reserves the right to terminate or modify this privilege at any time.


Expedited Wire Transfer Redemptions. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares can be redeemed and proceeds sent by a federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to 11:00 a.m. Central time will result in shares being redeemed that day and normally the proceeds will be sent to the designated account that day. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-231-8568 or in writing, subject to the limitations on liability. A Portfolio is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. Each Portfolio currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum. To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above, or contact the firm through which shares of a Portfolio were purchased. Shares purchased by check or through certain ACH transactions may not be redeemed by wire transfer until the shares have been owned for at least 10 days. Account holders may not use this procedure to redeem shares held in certificate form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited wire transfer redemption privilege. Each Portfolio reserves the right to terminate or modify this privilege at any time.

Redemptions By Draft. Upon request, shareholders will be provided with drafts to be drawn on a Portfolio ("Redemption Checks"). These Redemption Checks may be made payable to the order of any person for not more than $5 million. Shareholders should not write Redemption Checks in an amount less than $250 since a $10 service fee will be charged as described below. When a Redemption Check is presented for payment, a sufficient number of full and fractional shares in the shareholder's account will be redeemed as of the next determined net asset value to cover the amount of the Redemption

Check. This will enable the shareholder to continue earning dividends until a Portfolio receives the Redemption Check. A shareholder wishing to use this method of redemption must complete and file an Account Application which is available from each Portfolio or firms through which shares were purchased. Redemption Checks should not be used to close an account since the account normally includes accrued but unpaid dividends. Each Portfolio reserves the right to terminate or modify this privilege at any time. This privilege may not be available through some firms that distribute shares of each Portfolio. In addition, firms may impose minimum balance requirements in order to offer this feature. Firms may also impose fees to investors for this privilege or establish variations of minimum check amounts if approved by each Portfolio.

Unless one signer is authorized on the Account Application, Redemption Checks must be signed by all account holders. Any change in the signature authorization must be made by written notice to the Shareholder Service Agent. Shares purchased by check or through certain ACH transactions may not be redeemed by Redemption Check until the shares have been on a Portfolio's books for at least 10 days. Shareholders may not use this procedure to redeem shares held in certificate form. Each Portfolio reserves the right to terminate or modify this privilege at any time.

A Portfolio may refuse to honor Redemption Checks whenever the right of redemption has been suspended or postponed, or whenever the account is otherwise impaired. A $10 service fee will be charged when a Redemption Check is presented to redeem Portfolio shares in excess of the value of a Portfolio account or in an amount less than $250; when a Redemption Check is presented that would require redemption of shares that were purchased by check or certain ACH transactions within 10 days; or when "stop payment" of a Redemption Check is requested.


Special Features. Certain firms that offer Service Shares of a Portfolio also provide special redemption features through charge or debit cards and checks that redeem Portfolio Service Shares. Various firms have different charges for their services. Shareholders should obtain information from their firm with respect to any special redemption features, applicable charges, minimum balance requirements and special rules of the cash management program being offered.



DIVIDENDS, NET ASSET VALUE AND TAXES

Dividends. Dividends are declared daily and paid monthly. Shareholders will receive dividends in additional shares unless they elect to receive cash. Dividends will be reinvested monthly in shares of a Portfolio at net asset value on the last business day of the month. A Portfolio will pay shareholders who redeem their entire accounts all unpaid dividends at the time of the redemption not later than the next dividend payment date. Upon written request to the Shareholder Service Agent, a shareholder may elect to have Portfolio dividends invested without sales charge in shares of another Kemper Mutual Fund offering this privilege at the net asset value of such other fund. See "Special Features -- Exchange Privilege" for a list of such other Kemper Mutual Funds. To use this privilege of investing Portfolio dividends in shares of another Kemper Mutual Fund, shareholders must maintain a minimum account value of $1,000 in this Portfolio and must maintain a minimum account value of $1,000 in the fund in which dividends are reinvested.

Each Portfolio calculates its dividends based on its daily net investment income. For this purpose, the net investment income of the Portfolio consists of
(a) accrued interest income plus or minus amortized discount or premium (excluding market discount for the Tax-Exempt Portfolio), (b) plus or minus all short-term realized gains and losses on investments and (c) minus accrued expenses allocated to the Portfolio. Expenses of each Portfolio are accrued each day. While each Portfolio's investments are valued at amortized cost, there will be no unrealized gains or losses on such investments. However, should the net asset value of a Portfolio deviate significantly from market value, the Board of Trustees could decide to value the investments at market value and then unrealized gains and losses would be included in net investment income above. Dividends are reinvested monthly and shareholders will receive monthly confirmations of dividends and of purchase and redemption transactions except that confirmations of dividend reinvestment for Individual Retirement Accounts and other fiduciary accounts for which Investors Fiduciary Trust Company acts as trustee will be sent quarterly.

If the shareholder elects to receive dividends in cash, checks will be mailed monthly, within five business days of the reinvestment date (described below), to the shareholder or any person designated by the shareholder. At the option of the shareholder, cash dividends may be sent by Federal Funds wire. Shareholders may request to have dividends sent by wire on the Account Application or by contacting the Shareholder Service Agent (see "Purchase of Shares"). The Portfolio reinvests dividend checks (and future dividends) in shares of the Portfolio if checks are returned as undeliverable. Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of the Portfolio unless the shareholder requests that such policy not be applied to the shareholder's account.

Net Asset Value. As described in the prospectus, each Portfolio values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. Calculations are made to compare the value of a Portfolio's investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and a Portfolio's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of the Trust believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If a Portfolio's net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of the Trust might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a Portfolio's net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees of the Trust might supplement dividends in an effort to maintain the net asset value at $1.00 per share. Orders received by dealers or other financial services firms prior to the 8:00 p.m. determination of net asset value for the Government Securities Portfolio and received by KDI prior to the close of its business day can be confirmed at the 8:00 p.m. determination of net asset value for that day. Such transactions are settled by payment of Federal funds in accordance with procedures established by KDI. Redemption orders received in connection with the administration of checkwriting programs by certain dealers or other financial services firms prior to the determination of the Portfolio's net asset value also may be processed on a confirmed basis in accordance with the procedures established by KDI.

Taxes.

Taxable Portfolios. The Money Market Portfolio and the Government Securities Portfolio each intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and, if so qualified, will not be subject to Federal income taxes to the extent its earnings are distributed. Dividends derived from interest and short-term capital gains are taxable as ordinary income whether received in cash or reinvested in additional shares. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Dividends from these Portfolios do not qualify for the dividends received deduction available to corporate shareholders.


Dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year in which declared for Federal income tax purposes. The Portfolios may adjust their schedule for dividend reinvestment for the month of December to assist in complying with the reporting and minimum distribution requirements contained in the Code.

Tax-Exempt Portfolio. The Tax-Exempt Portfolio intends to continue to qualify under the Code as a regulated investment company and, if so qualified, will not be liable for Federal income taxes to the extent its earnings are distributed. This Portfolio also intends to meet the requirements of the Code applicable to regulated investment companies distributing tax-exempt interest dividends and, accordingly, dividends representing net interest received on Municipal Securities will not be included by shareholders in their gross income for Federal income tax purposes, except to the extent such interest is subject to the alternative minimum tax as discussed below. Dividends representing taxable net investment income (such as net interest income from temporary investments in obligations of the U.S. Government) and net short-term capital gains, if any, are taxable to shareholders as ordinary income. Net interest on certain "private activity bonds" issued on or after August 8, 1986 is treated as an item of tax preference and may, therefore, be subject to both the individual and corporate alternative minimum tax. To the extent provided by regulations to be issued by the Secretary of the Treasury, exempt-interest dividends from the Tax-Exempt Portfolio are to be treated as interest on private activity bonds in proportion to the interest income the Portfolio receives from private activity bonds, reduced by allowable deductions.


Exempt-interest dividends, except to the extent of interest from "private activity bonds," are not treated as a tax-preference item. For a corporate shareholder, however, such dividends will be included in determining such corporate shareholder's "adjusted current earnings." Seventy-five percent of the excess, if any, of "adjusted current earnings" over the corporate shareholder's other alternative minimum taxable income with certain adjustments will be a tax-preference item. Corporate shareholders are advised to consult their tax advisers with respect to alternative minimum tax consequences.

Shareholders  will be required to disclose on their  Federal  income tax returns
the  amount  of  tax-exempt   interest   earned   during  the  year,   including
exempt-interest dividends received from the Tax-Exempt Portfolio.

Individuals whose modified income exceeds a base amount will be subject to Federal income tax on up to 85% of their Social Security benefits. Modified income includes adjusted gross income, tax-exempt interest, including exempt-interest dividends from the Tax-Exempt Portfolio, and 50% of Social Security benefits.

The tax exemption of dividends from the Tax-Exempt Portfolio for Federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. The laws of the several states and local taxing authorities vary with respect to the taxation of such income and shareholders of the Portfolios are advised to consult their own tax advisers as to the status of their accounts under state and local tax laws.


Each Portfolio is required by federal income tax law to withhold 31% of taxable dividends paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number) and in certain other circumstances. Trustees of qualified retirement plans and 403(b)(7) accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from IRAs or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account, or IRA. Shareholders should consult their tax advisers regarding the 20% withholding requirement.


Interest on indebtedness which is incurred to purchase or carry shares of a mutual fund which distributes exempt-interest dividends during the year is not deductible for Federal income tax purposes. Further, the Tax-Exempt Portfolio may not be an appropriate investment for persons who are "substantial users" of facilities financed by industrial development bonds held by the Tax-Exempt Portfolio or are "related persons" to such users; such persons should consult their tax advisers before investing in the Tax-Exempt Portfolio.

Shareholders normally will receive monthly confirmations of dividends and of purchase and redemption transactions except that confirmations of dividend reinvestment for IRAs and other fiduciary accounts for which Investors Fiduciary Trust Company serves as trustee will be sent quarterly. Firms may provide varying arrangements with their clients with respect to confirmations. Tax information will be provided annually. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.

PERFORMANCE

From time to time, the Trust may advertise several types of performance information for a Portfolio, including "yield" and "effective yield" and, in the case of the Tax-Exempt Portfolio, "tax equivalent yield". Each of these figures is based upon historical earnings and is not representative of the future performance of a Portfolio. The yield of a Portfolio refers to the net investment income generated by a hypothetical investment in the Portfolio over a specific seven-day period. This net investment income is then annualized, which means that the net investment income generated during the seven-day period is assumed to be generated each week over an annual period and is shown as a percentage of the investment. The effective yield is calculated similarly, but the net investment income earned by the investment is assumed to be compounded when annualized. The effective yield will be slightly higher than the yield due to this compounding effect.


The Advisor, the Portfolio's Principal Underwriter, Kemper Distributors, Inc., the Portfolio's Shareholder Service Agent, Kemper Service Company, and the Portfolio's Accounting Agent, Scudder Fund Accounting Corporation, temporarily have agreed to maintain certain operating expenses of each Portfolio to the extent specified in the prospectus. The performance results noted herein for the Service Shares of the Money Market, Tax-Exempt and Government Securities Portfolios would have been lower had certain expenses not been capped.

Each Portfolio's seven-day yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. Under that method, the yield quotation is based on a seven-day period and is computed for each Portfolio as follows. The first calculation is net investment income per share, which is accrued interest on portfolio securities, plus or minus amortized discount or premium, less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculations. For the period ended April 30, 2000, the Money Market Portfolio's seven-day yield was 5.26%, the Tax-Exempt Portfolio's seven-day yield was 3.56% and the Government Securities Portfolio's seven-day yield was 5.02%.

Each Portfolio's seven-day effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the seven-day effective yield is:
(seven-day base period return +1)365/7 - 1. Each Portfolio may also advertise a thirty-day effective yield in which case the formula is (thirty-day base period return +1)365/30 - 1. For the period ended April 30, 2000, the Money Market Portfolio's seven-day effective yield was 5.40%, the Tax-Exempt Portfolio's seven-day effective yield was 3.63% and the Government Securities Portfolio's seven-day effective yield was 5.14%.

The tax equivalent yield of the Tax-Exempt Portfolio is computed by dividing that portion of the Portfolio's yield (computed as described above) which is tax-exempt by (one minus the stated Federal income tax rate) and adding the product to that portion, if any, of the yield of the Portfolio that is not tax-exempt. Based upon an assumed marginal Federal income tax rate of 37.1% and the Tax-Exempt Portfolio's yield computed as described above for the seven-day period ended April 30, 2000, the Tax-Exempt Portfolio's tax equivalent yield for the period was 5.66%. For additional information concerning tax-exempt yields, see "Tax-Exempt versus Taxable Yield" below.


Each Portfolio's yield fluctuates, and the publication of an annualized yield quotation is not a representation as to what an investment in a Portfolio will actually yield for any given future period. Actual yields will depend not only on changes in interest rates on money market instruments during the period in which the investment in a Portfolio is held, but also on such matters as Portfolio expenses.

Investors have an extensive choice of money market funds and money market deposit accounts and the information below may be useful to investors who wish to compare the past performance of a Portfolio with that of its competitors. Past performance cannot be a guarantee of future results.

The Trust may depict the historical performance of the securities in which a Portfolio may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments performance indexes of those investments or economic indicators. A Portfolio may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Portfolio.


Investors also may want to compare the Portfolio's performance to that of U.S. Treasury bills or notes because such instruments represent alternative income producing products. Treasury obligations are issued in selected denominations. Rates of U.S. Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S. Treasury. The market value of such instruments generally will fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Generally, the values of obligations with shorter maturities will fluctuate less than those with longer maturities. Each Portfolio's yield will fluctuate. Also, while each Portfolio seeks to maintain a net asset value per share of $1.00, there is no assurance that it will be able to do so. In addition, investors may want to compare a Portfolio's performance to the Consumer Price Index either directly or by calculating its "real rate of return," which is adjusted for the effects of inflation.


Tax-Exempt Versus Taxable Yield. You may want to determine which investment -- tax-exempt or taxable -- will provide you with a higher after-tax return. To determine the taxable equivalent yield, simply divide the yield from the tax-exempt investment by the sum of [1 minus your marginal tax rate]. The tables below are provided for your convenience in making this calculation for selected tax-exempt yields and taxable income levels. These yields are presented for purposes of illustration only and are not representative of any yield that the Tax-Exempt Portfolio may generate. Both tables are based upon current law as to the 1999 tax rates schedules.

Taxable Equivalent Yield Table For Persons Whose Adjusted Gross Income Is Under $126,600


                                                 Your                     A Tax-Exempt Yield of:
      Single              Joint
                                                                2%      3%     4%            6%    7%
                                               Marginal                              5%

Taxable Income                             Federal Tax Rate        Is Equivalent to a Taxable Yield of:
--------------                             ----------------        ------------------------------------

$25,750-$62,450    $43,050-$104,050    28.0%                    2.78    4.17   5.56  6.94    8.33  9.72
Over $62,450       Over $104,050       31.0                     2.90    4.35   5.80  7.25    8.70  10.14

Taxable Equivalent Yield Table For Persons Whose Adjusted Gross Income Is Over $126,600


                                                    Your                  A Tax-Exempt Yield of:
         Single                 Joint
                                                                2%      3%     4%           6%     7%
                                                  Marginal                           5%

Taxable Income                                Federal Tax Rate     Is Equivalent to a Taxable Yield of:
--------------                                ----------------     ------------------------------------

$62,450-$130,250        $104,050-$158,550    31.9%              2.94    4.41   5.87  7.34   8.81   10.28
$130,250-$283,150       $158,550-$283,150    37.1               3.18    4.77   6.36  7.95    9.54  11.13
Over $283,150           Over $283,150        40.8               3.38    5.07   6.76  8.45   10.14  11.82

* This table assumes a decrease of $3.00 of itemized deductions for each $100 of adjusted gross income over $126,600. For a married couple with adjusted gross income between $189,950 and $312,450 (single between $126,600 and $249,100), add 0.7% to the above Marginal Federal Tax Rate for each personal and dependency exemption. The taxable equivalent yield is the tax-exempt yield divided by: 100% minus the adjusted tax rate. For example, if the table tax rate is 37.1% and you are married with no dependents, the adjusted tax rate is 38.5% (37.1% + 0.7% + 0.7%). For a tax-exempt yield of 6%, the taxable equivalent yield is about 9.8% (6% / (100%-38.5%)).

OFFICERS AND TRUSTEES

The officers and trustees of the Trust, their birthdates, their principal occupations and their affiliations, if any, with the Advisor and KDI, are listed below. All persons named as officers and trustees also serve in similar capacities for other funds advised by the Advisor:

JOHN W. BALLANTINE (2/16/46), Trustee, 1500 North Lake Shore Drive, Chicago, Illinois; First Chicago NBD Corporation/The First National Bank of Chicago:
1996-1998 Executive Vice President and Chief Risk Management Officer; 1995-1996 Executive Vice President and Head of International Banking; 1992-1995 Executive Vice President, Chief Credit and Market Risk Officer.

LEWIS A. BURNHAM (1/8/33), Trustee, 16410 Avila Boulevard, Tampa, Florida; Retired; formerly, Partner, Business Resources Group; formerly, Executive Vice President, Anchor Glass Container Corporation.


LINDA  C.  COUGHLIN  (1/1/52),   Trustee*,   Two  International  Place,  Boston,
Massachusetts; Managing Director, Scudder Kemper.


DONALD L. DUNAWAY (3/8/37),  Trustee,  7011 Green Tree Drive,  Naples,  Florida;
Retired;   formerly,   Executive  Vice  President,   A.  O.  Smith   Corporation
(diversified manufacturer).

ROBERT B. HOFFMAN (12/11/36), Trustee, 1530 North State Parkway, Chicago, Illinois; Chairman, Harnischfeger Industries, Inc. (machinery for the mining and paper industries); formerly, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products); formerly, Vice President, Head of International Operations, FMC Corporation (manufacturer of machinery and chemicals).

DONALD R. JONES (1/17/30), Trustee, 182 Old Wick Lane, Inverness, Illinois; Retired; Director, Motorola, Inc. (manufacturer of electronic equipment and components); formerly, Executive Vice President and Chief Financial Officer, Motorola, Inc.

THOMAS W. LITTAUER (4/26/55), Vice President and Trustee*, Two International Place, Boston, Massachusetts; Managing Director, Scudder Kemper; formerly, Head of Broker Dealer Division of an unaffiliated investment management firm during 1997; prior thereto, President of Client Management Services of an unaffiliated investment management firm from 1991 to 1996.

SHIRLEY D. PETERSON (9/3/41), Trustee, 401 Rosemont Avenue, Frederick, Maryland; President, Hood College; formerly, partner, Steptoe & Johnson (attorneys); prior thereto, Commissioner, Internal Revenue Service; prior thereto, Assistant Attorney General (Tax), U.S. Department of Justice; Director Bethlehem Steel Corp.

WILLIAM P. SOMMERS (7/22/33), Trustee, 24717 Harbour View Drive, Ponte Vedra Beach, Florida; Consultant and Director, SRI Consulting; prior thereto President and Chief Executive Officer, SRI International (research and development); prior thereto, Executive Vice President, Iameter (medical information and educational service provider); prior thereto, Senior Vice President and Director, Booz, Allen & Hamilton Inc. (management consulting firm); Director, PSI Inc., Evergreen Solar, Inc. and Litton Industries.

MARK S. CASADY (9/21/60), President*, 345 Park Avenue, New York, New York; Managing Director, Scudder Kemper.

PHILIP J. COLLORA (11/15/45), Vice President and Secretary*, 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, Scudder Kemper.

ANN M. McCREARY (11/6/56), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Scudder Kemper.

KATHRYN L. QUIRK (12/3/52), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Scudder Kemper.

FRANK J. RACHWALSKI, JR. (3/26/45), Vice President*, 222 South Riverside Plaza, Chicago, Illinois; Managing Director, Scudder Kemper.

LINDA J. WONDRACK (9/12/64), Vice President*, Two International Place, Boston, Massachusetts; Senior Vice President, Scudder Kemper.

JOHN  R.  HEBBLE  (6/27/58),   Treasurer*,   Two  International  Place,  Boston,
Massachusetts; Senior Vice President, Scudder Kemper.

BRENDA LYONS (2/21/63), Assistant Treasurer*, Two International Place, Boston, Massachusetts Senior Vice President, Scudder Kemper.

CAROLINE  PEARSON  (4/1/62),  Assistant  Secretary*,  Two  International  Place,
Boston,   Massachusetts;   Senior  Vice  President,  Scudder  Kemper;  formerly,
Associate, Dechert Price & Rhoads (law firm), from 1989 to 1997.

MAUREEN E. KANE (2/14/62), Assistant Secretary*, Two International Place, Boston, Massachusetts; Vice President, Scudder Kemper; formerly, Assistant Vice President of an unaffiliated investment management firm; prior thereto, Associate Staff Attorney of an unaffiliated investment management firm; Associate, Peabody & Arnold (law firm).


Unless otherwise stated, all the Trustees and officers have been associated with their respective companies for more than five years, but not necessarily in the same capacity.


* Interested persons as defined in the Investment Company Act of 1940.


The trustees and officers who are "interested persons" as designated above receive no compensation from the Trust. The table below shows amounts paid or accrued to those trustees who are not designated "interested persons" during the Trust's fiscal year ended April 30, 2000. The information in the last column indicates the total amounts paid or accrued for the calendar year 1999 for all Scudder Kemper Funds.

                                      Aggregate                  Total Compensation Scudder Kemper
                                      ---------                  ---------------------------------
Name of Trustee                Compensation From Trust                         Funds Paid
---------------                -----------------------                         ----------
                                                                              To Trustees(2)
                                                                              --------------
John W. Ballantine                      $3,572                                   $57,230
Lewis A. Burnham                        $5,464                                   $89,340
Donald L. Dunaway (1)                   $6,000                                   $125,900
Robert B. Hoffman                       $5,392                                   $109,000
Donald R. Jones                         $5,433                                   $114,200
Shirley D. Peterson                     $5,043                                   $114,000
William P. Sommers                      $5,043                                   $109,000

(1) Includes deferred fees. Pursuant to deferred compensation agreements with the Trust, deferred amounts accrue interest monthly at a rate approximate to the yield of Zurich Money Funds -- Zurich Money Market Fund. Total deferred fees (including the interest thereon) payable from the Trust to Mr. Dunaway for the latest and all prior fiscal years are $22,000 and $16,500.

(2) Includes compensation for service on the Boards of 25 Kemper funds with 41 fund portfolios. Each trustee currently serves as trustee of 26 Kemper Funds with 45 fund portfolios.

On June 30, 2000, the officers and trustees of the Trust, as a group, owned less than 1% of the then outstanding shares of each Portfolio. No person owned of record 5% or more of the outstanding shares of any class of any Portfolio, except the persons indicated in the chart below:


------------------------------------- ----------------------------------- -----------------------------------

Name and Address                      % Owned                             Portfolio
------------------------------------- ----------------------------------- -----------------------------------
May Financial Corp.                                      5.06%            Cash Account Trust/Govt.
For the benefit of customers                                              Securities Portfolio
8333 Douglas Avenue
Dallas, Texas 75225
------------------------------------- ----------------------------------- -----------------------------------
Joan Lawton Oppenheimer                                  6.12%            Cash Account Trust/Tax Exempt
1 New York Plaza                                                          Portfolio
New York, NY 10004
------------------------------------- ----------------------------------- -----------------------------------


SPECIAL FEATURES


Exchange Privilege. Subject to the limitations described below, Class A shares (or the equivalent) of the following Kemper Mutual Funds may be exchanged for each other at their relative net asset values: Kemper Technology Fund, Kemper Total Return Fund, Kemper Growth Fund, Kemper Small Capitalization Equity Fund, Kemper Income and Capital Preservation Fund, Kemper Municipal Bond Fund, Kemper Strategic Income Fund, Kemper High Yield Series, Kemper U.S. Government Securities Fund, Kemper International Fund, Kemper State Tax-Free Income Series, Kemper Short-Term U.S. Government Fund, Kemper Blue Chip Fund, Kemper Global Income Fund, Kemper Target Equity Fund (series are subject to a limited offering period), Kemper Intermediate Municipal Bond Fund, Kemper Cash Reserves Fund, Kemper U.S. Mortgage Fund, Kemper Value Series, Inc., Kemper Value Plus Growth Fund, Kemper Horizon Fund, Kemper New Europe Fund, Inc., Kemper Asian Growth Fund, Kemper Aggressive Growth Fund, Kemper Global/International Series, Inc., Kemper Securities Trust and Kemper Equity Trust ("Kemper Mutual Funds") and certain "Money Market Funds" (Zurich Money Funds, Zurich Yieldwise Money Fund, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust). Shares of Money Market Funds and Kemper Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. In addition, shares of a Kemper Mutual Fund in excess of $1,000,000 (except Zurich Yieldwise Money Fund and Kemper Cash Reserves Fund) acquired by exchange from another Fund may not be exchanged thereafter until they have been owned for 15 days (the "15-Day Hold Policy"). In addition to the current limits on exchanges of shares with a value over $1,000,000, shares of a Kemper fund with a value of $1,000,000 or less (except Kemper Cash Reserves Fund) acquired by exchange from another Kemper fund, or from a money market fund, may not be exchanged thereafter until they have been owned for 15 days, if, in the investment manager's judgment, the exchange activity may have an adverse effect on the fund. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Kemper fund and therefore may be subject to the 15-day hold policy. For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, discretion or advice, including without limitation accounts administered by a financial services firm offering market timing, asset allocation or similar services. Series of Kemper Target Equity Fund will be available on exchange only during the Offering Period for such series as described in the prospectus for such series. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with KDI with respect to such funds. Exchanges may only be made for funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and the portfolios of Investors Municipal Cash Fund are available for sale in certain states.


The total value of shares being exchanged must at least equal the minimum investment requirement of the fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, financial services firms may charge for their services in expediting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis. Shareholders interested in exercising the exchange privilege may obtain an exchange form and prospectuses of the other funds from financial services firms or KDI. Exchanges also may be authorized by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-231-8568 or in writing subject to the limitations on liability described in the prospectus. Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to implement the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as otherwise permitted by applicable regulation, 60 days' prior written notice of any termination or material change will be provided.


Systematic Withdrawal Program. An owner of $5,000 or more of a Portfolio's Service Shares may provide for the payment from the owner's account of any requested dollar amount up to $50,000 to be paid to the owner or the owner's designated payee monthly, quarterly, semi-annually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. Dividend distributions will be reinvested automatically at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested, redemptions for the purpose of making such payments may reduce or even exhaust the account. The program may be amended on thirty days notice by a Portfolio and may be terminated at any time by the shareholder or a Portfolio. Firms provide varying arrangements for their clients to redeem shares of a Portfolio on a periodic basis. Such firms may independently establish minimums for such services.


Tax-Sheltered Retirement Programs. The Shareholder Service Agent provides retirement plan services and documents and KDI can establish your account in any of the following types of retirement plans:

         o Individual Retirement Accounts (IRAs) trusteed by Investors Fiduciary Trust Company ("IFTC"). This includes Simplified
                  Employee Pension Plan (SEP) IRA accounts and prototype documents.

         o        403(b) Custodial  Accounts also trusteed by IFTC. This type of
                  plan  is   available   to   employees   of   most   non-profit
                  organizations.

         o        Prototype money purchase pension and profit-sharing  plans may
                  be  adopted  by  employers.   The  maximum   contribution  per
                  participant is the lesser of 25% of compensation or $30,000.

Brochures describing the above plans as well as providing model defined benefit plans, target benefit plans, 457 plans, 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. The brochures for plans trusteed by IFTC describe the current fees payable to IFTC for its services as trustee. Investors should consult with their own tax advisers before establishing a retirement plan.

Electronic Funds Transfer Programs. For your convenience, the Trust has established several investment and redemption programs using electronic funds transfer via the Automated Clearing House (ACH). There is currently no charge by the Trust for these programs. To use these features, your financial institution (your employer's financial institution in the case of payroll deposit) must be affiliated with an Automated Clearing House (ACH). This ACH affiliation permits the Shareholder Service Agent to electronically transfer money between your bank account, or employer's payroll bank in the case of Direct Deposit, and your account. Your bank's crediting policies of these transferred funds may vary. These features may be amended or terminated at any time by the Trust. Shareholders should contact Kemper Service Company at 1-800-621-1048 or the financial services firm through which their account was established for more information. These programs may not be available through some firms that distribute shares of the Portfolios.

SHAREHOLDER RIGHTS

The Trust generally is not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which shareholder approval is required by the 1940 Act; (c) any termination of the Trust to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Trust or any Portfolio, establishing a Portfolio, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Trust, or any registration of the Trust with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.


Subject to the Declaration of Trust, shareholders may remove trustees. Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) the Trust will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.


Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of the Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of a Portfolio could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of a Portfolio and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any Portfolio or class) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Trust. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the trustees. Moreover, the Declaration of Trust provides for indemnification out of Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust and the Trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by the Advisor remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations.

APPENDIX -- RATINGS OF INVESTMENTS

COMMERCIAL PAPER RATINGS

A-1, A-2, Prime-1, Prime-2 and Duff 1, Duff 2 Commercial Paper Ratings

Commercial paper rated by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. Among the factors considered by them in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1, 2 or 3.

The rating Duff-1 is the highest commercial paper rating assigned by Duff & Phelps Inc. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors that are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

MIG-1 and MIG-2 Municipal Notes

Moody's Investors Service, Inc.'s ratings for state and municipal notes and other short-term loans will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Loans designated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans designated MIG-2 are of high quality, with margins of protection ample although not so large as in the preceding group.

STANDARD & POOR'S CORPORATION BOND RATINGS, CORPORATE BONDS

AAA. This is the highest rating assigned by Standard & Poor's Corporation to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

MOODY'S INVESTORS SERVICE, INC. BOND RATINGS

Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

DUFF & PHELP'S INC. BOND RATINGS

AAA -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                             MONEY MARKET PORTFOLIO

                       Premium Reserve Money Market Shares
                        Institutional Money Market Shares


                       STATEMENT OF ADDITIONAL INFORMATION

                                 August 1, 2000

                               CASH ACCOUNT TRUST
               222 South Riverside Plaza, Chicago, Illinois 60606
                                 1-800-231-8568


This combined Statement of Additional Information contains information about the Premium Reserve Money Market Shares ("Premium Reserve Shares"), and Institutional Money Market Shares ("Institutional Shares") (collectively, the "Shares"), each a class of the Money Market Portfolio (the "Portfolio") offered by Cash Account Trust (the "Trust"). Cash Account Trust is an open-end diversified management investment company. The Trust currently offers three investment portfolios, including the Money Market Portfolio. This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the appropriate prospectus of the Premium Reserve Shares and Institutional Shares of the Portfolio dated August 1, 2000. The prospectus may be obtained without charge from the Trust at the address or telephone number on this cover or the firm from which this Statement of Additional Information was received and is also available along with other related materials at the SEC's Internet web site (http://www.sec.gov). The Annual Report for the Shares of the Portfolio, dated April 30, 2000 which accompanies this Statement of Additional Information and may also be obtained free of charge by calling (800) 231-8568, is incorporated by reference into and is hereby deemed to be a part of this Statement of Additional Information.




TABLE OF CONTENTS

     INVESTMENT RESTRICTIONS.................................................2
     INVESTMENT MANAGER AND SHAREHOLDER SERVICES.............................7
     PORTFOLIO TRANSACTIONS.................................................10
     PURCHASES AND REDEMPTION OF SHARES.....................................11
     DIVIDENDS, NET ASSET VALUE AND TAXES...................................14
     PERFORMANCE............................................................16
     OFFICERS AND TRUSTEES..................................................17
     SPECIAL FEATURES.......................................................19
     SHAREHOLDER RIGHTS.....................................................21
     APPENDIX -- RATINGS OF INVESTMENTS.....................................24

INVESTMENT RESTRICTIONS
The Trust has adopted for the Portfolio certain investment restrictions which cannot be changed for the Portfolio without approval by holders of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940 (the "1940 Act), this means the lesser of the vote of (a) 67% of the Portfolio's shares present at a meeting where more than 50% of the outstanding shares of the Portfolio are present in person or by proxy; or (b) more than 50% of the Portfolio's outstanding shares. Except as otherwise noted, the portfolio's investment objective and other policies may be changed without a vote of shareholders.


The Trust is an open-end diversified management investment company.



The Portfolio may not:

         (1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Portfolio's assets would be invested in securities of that issuer.

         (2) Purchase more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class.

         (3) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

         (4)      Borrow money except as a temporary  measure for  extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any money market instruments (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Portfolio's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Portfolio will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Portfolio will not borrow for leverage purposes.

         (5) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

         (6)      Write, purchase or sell puts, calls or combinations thereof.

         (7) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Trust or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

         (8) Invest for the purpose of exercising control or management of another issuer.

         (9) Invest in commodities or commodity futures contracts or in real estate (or real estate limited partnerships), although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

         (10) Invest in interests in oil, gas or other mineral exploration or development programs or leases, although it may invest in the securities of issuers which invest in or sponsor such programs.

         (11) Underwrite securities issued by others except to the extent the Portfolio may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

         (12)     Issue senior securities as defined in the 1940 Act.

         (13) Concentrate 25% or more of the value of the Portfolio's assets in any one industry; provided, however, that (a) the Portfolio reserves freedom of action to invest up to 100% of its assets in obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities in accordance with its investment objective and policies and (b) the Portfolio will invest at least 25% of its assets in obligations issued by banks in accordance with its investment objective and policies. However, the Portfolio may, in the discretion of its investment adviser, invest less than 25% of its assets in obligations issued by banks whenever the Portfolio assumes a temporary defensive posture.


With regard to restriction #13, for purposes of determining the percentage of the Portfolio's total assets invested in securities of issuers having their principal business activities in a particular industry, asset backed securities will be classified separately, based on the nature of the underlying assets. Currently, the following categories are used: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Portfolio has no present intention of borrowing during the coming year as permitted for the Portfolio by investment restriction number 4. In any event, borrowings would only be made as permitted by such restrictions. In addition, the Portfolio may not, as a non-fundamental policy that may be changed without shareholder vote:

         (i) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.


INVESTMENT POLICIES AND TECHNIQUES

Descriptions in this Statement of Additional Information of a particular investment practice or technique in which the Portfolio may engage or a financial instrument which the Portfolio may purchase are meant to describe the spectrum of investments that Scudder Kemper Investments, Inc. (the "Advisor"), in its discretion, might, but is not required to, use in managing the Portfolio's assets. The Advisor may, in its discretion, at any time, employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of the Portfolio, but, to the extent employed, could, from time to time, have a material impact on the Portfolio's performance.


The Trust is a money market mutual fund designed to provide its shareholders with professional management of short-term investment dollars. It is a series investment company that is able to provide investors with a choice of separate investment portfolios. The Trust currently offers three investment portfolios: the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio. The Trust is designed for investors who seek maximum current income consistent with stability of capital. It pools individual and institutional investors' money that it uses to buy high quality money market instruments. Because each portfolio of the Trust combines its shareholders' money, the portfolio can buy and sell large blocks of securities, which reduces transaction costs and maximizes yields.


Money Market Portfolio.
The Portfolio is managed to maintain a net asset value of $1.00 per share. The Portfolio is managed by investment professionals who analyze market trends to take advantage of changing conditions and who seek to minimize risk by diversifying the Portfolio's investments. The Portfolio's investments are subject to price fluctuations resulting from rising or declining interest rates and are subject to the ability of the issuers of such investments to make payment at maturity. However, because of their short maturities, liquidity and high quality ratings, high quality money market instruments, such as those in which the Portfolio invests, are generally considered to be among the safest available. Thus, the Portfolio is designed for investors who want to avoid the fluctuations of principal commonly associated with equity or long-term bond investments. There can be no guarantee that the Portfolio will achieve its objective or that it will maintain a net asset value of $1.00 per share.

The Portfolio pursues its objective by investing primarily in the following types of U.S. Dollar-denominated money market instruments that mature in 397 days or less:


1. Obligations of, or guaranteed by, the U.S. or Canadian governments, their agencies or instrumentalities.
2. Bank certificates of deposit, time deposits or bankers' acceptances of U.S. banks (including their foreign branches) and Canadian chartered banks having total assets in excess of $1 billion.
3. Bank certificates of deposit, time deposits or bankers' acceptances of foreign banks (including their U.S. and foreign branches) having total assets in excess of $10 billion.
4. Commercial paper, notes, bonds, debentures, participation certificates or other debt obligations that (i) are rated high quality by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), or Duff & Phelps, Inc. ("Duff"); or (ii) if unrated, are determined to be at least equal in quality to one or more of the above ratings in the discretion of the Portfolio's investment manager. Currently, only obligations in the top two categories are considered to be rated high quality. The two highest rating categories of Moody's, S&P and Duff for commercial paper are Prime-1 and Prime-2, A-1 and A-2 and Duff 1 and Duff 2, respectively. For other debt obligations, the two highest rating categories for such services are Aaa and Aa, AAA and AA and AAA and AA, respectively. For a description of these ratings, see "Appendix -- Ratings of Investments" in this Statement of Additional Information.
5. Repurchase agreements of obligations that are suitable for investment under the categories set forth above. Repurchase agreements are discussed below.

In addition, the Portfolio limits its investments to securities that meet the quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act").

The Portfolio will normally invest at least 25% of its assets in obligations issued by banks; provided, however, the Portfolio may in the discretion of the Portfolio's investment manager temporarily invest less than 25% of its assets in such obligations whenever the Portfolio assumes a defensive posture. Investments by the Portfolio in Eurodollar certificates of deposit issued by London branches of U.S. banks, or obligations issued by foreign entities, including foreign banks, involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest payments, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect payment of principal or interest. The market for such obligations may be less liquid and, at times, more volatile than for securities of domestic branches of U.S. banks. Additionally, there may be less public information available about foreign banks and their branches. The profitability of the banking industry is dependent largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in banking operations. As a result of Federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amounts they can loan to a single borrower and subject to other regulations designed to promote financial soundness. However, not all such laws and regulations apply to the foreign branches of domestic banks. Foreign branches of foreign banks are not regulated by U.S. banking authorities, and generally are not bound by accounting, auditing and financial reporting standards comparable to U.S. banks. Bank obligations held by the Portfolio do not benefit materially from insurance from the Federal Deposit Insurance Corporation.
 .
The Portfolio may invest in commercial paper issued by major corporations under the Securities Act of 1933 in reliance on the exemption from registration afforded by Section 3(a)(3) thereof. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers and individual investor participation in the commercial paper market is very limited. The Portfolio also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration that is afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Portfolio who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Portfolio through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) paper, thus providing liquidity. The Portfolio's investment manager considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to procedures approved by the Board of Trustees of the Trust, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the 10% limitation on illiquid securities discussed below. The Portfolio's investment manager monitors the liquidity of the Portfolio's investments in Section 4(2) paper on a continuous basis.

The Portfolio may invest in high quality participation certificates ("certificates") representing undivided interests in trusts that hold a portfolio of receivables from consumer and commercial credit transactions, such as transactions involving consumer revolving credit card accounts or commercial revolving credit loan facilities. The receivables would include amounts charged for goods and services, finance charges, late charges and other related fees and charges. Interest payable on the certificates may be fixed or may be adjusted periodically or "float" continuously according to a formula based upon an objective standard such as the 30-day commercial paper rate ("Variable Rate Securities"). A trust may have the benefit of a letter of credit from a bank at a level established to satisfy rating agencies as to the credit quality of the assets supporting the payment of principal and interest on the certificates. Payments of principal and interest on the certificates would be dependent upon the underlying receivables in the trust and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of certificates is based primarily upon the value of the receivables held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the trust. The Portfolio's investment manager considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a certificate and in determining whether the certificate is appropriate for investment by the Portfolio. Collection of receivables in the trust may be affected by various social, legal and economic factors affecting the use of credit and repayment patterns, such as changes in consumer protection laws, the rate of inflation, unemployment levels and relative interest rates. It is anticipated that for most publicly offered certificates there will be a liquid secondary market or there may be demand features enabling the Portfolio to readily sell its certificates prior to maturity to the issuer or a third party. While the Portfolio may invest without limit in certificates, it is currently anticipated that such investments will not exceed 25% of the Portfolio's assets.

The Portfolio may invest in Variable Rate Securities, instruments having rates of interest that are adjusted periodically or that "float" continuously according to formulae intended to minimize fluctuation in values of the instruments. The interest rate of Variable Rate Securities ordinarily is determined by reference to or is a percentage of an objective standard such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Some Variable Rate Securities ("Variable Rate Demand Securities") have a demand feature entitling the purchaser to resell the securities at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest. As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. The Portfolio determines the maturity of Variable Rate Securities in accordance with Rule 2a-7, which allows the Portfolio to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.


The Portfolio will not purchase illiquid securities, including time deposits and repurchase agreements maturing in more than seven days if, as a result thereof, more than 10% of the Portfolio's net assets valued at the time of the transaction would be invested in such securities.

Repurchase Agreements. The Portfolio may invest in repurchase agreements, which are instruments under which the Portfolio acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the Portfolio's holding period. Maturity of the securities subject to repurchase may exceed one year. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Portfolio might have expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income.

The Portfolio may enter into repurchase agreements with any member bank of the Federal Reserve System or any domestic broker/dealer which is recognized as a reporting Government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Advisor to be at least as high as that of other obligations the Portfolio may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's, S&P or Duff.


A repurchase agreement provides a means for the Portfolio to earn taxable income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Portfolio) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Portfolio, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Portfolio together with the repurchase price on the date of repurchase. In either case, the income to the Portfolio (which is taxable) is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry system.


It is not clear whether a court would consider the Obligation purchased by the Portfolio subject to a repurchase agreement as being owned by the Portfolio or as being collateral for a loan by the Portfolio to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Portfolio may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterized the transaction as a loan and the Portfolio has not perfected an interest in the Obligation, the Portfolio may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Portfolio is at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Portfolio, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Portfolio may incur a loss if the proceeds to the Portfolio of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Portfolio will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Portfolio will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

Interfund Borrowing and Lending Program. The Trust haves received exemptive relief from the SEC which permits the Trust to participate in an interfund lending program among certain investment companies advised by the Advisor. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and
(2) no portfolio may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a portfolio may participate in the program only if and to the extent that such participation is consistent with the portfolio's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A portfolio may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating portfolios. To the extent the Trust is actually engaged in borrowing through the interfund lending program, the Trust, as a matter of non-fundamental policy, may not borrow for other than temporary or emergency purposes (and not for leveraging).


INVESTMENT ADVISOR AND SHAREHOLDER SERVICES

Investment Advisor. Scudder Kemper Investments, Inc. (the "Advisor" or "Scudder Kemper") 345 Park Avenue, New York, New York, is the investment adviser for the Portfolio. Scudder Kemper is approximately 70% owned by Zurich Insurance Company, a leading internationally recognized provider of insurance and financial services in property/casualty and life insurance, reinsurance and structured financial solutions as well as asset management. The balance of Scudder Kemper is owned by Scudder Kemper's officers and employees. Responsibility for overall management of the Portfolio rests with the Trust's Board of Trustees and officers. Pursuant to an investment management agreement (the "Agreement"), Scudder Kemper acts as the Portfolio's Advisor, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services, provides shareholder and information services and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. The Trust pays the expenses of its operations, including the fees and expenses of independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, costs of calculating net asset value and maintaining all accounting records related thereto, brokerage commissions or transaction costs, taxes, registration fees, the fees and expenses of qualifying the Trust and its shares for distribution under federal and state securities laws and membership dues in the Investment Company Institute or any similar organization.


The Agreement provides that Scudder Kemper shall not be liable for any error of judgment or of law, or for any loss suffered by the Trust in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Scudder Kemper in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.


In certain cases the investments for the Portfolio are managed by the same individuals who manage one or more other mutual funds advised by the Advisor that have similar names, objectives and investment styles as the Portfolio. You should be aware that the Portfolio are likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of the other mutual funds.


On December 31, 1997, pursuant to the terms of an agreement, Scudder, Stevens & Clark, Inc. ("Scudder") and Zurich Insurance Company ("Zurich") formed a new global organization by combining Scudder with Zurich Kemper Investments, Inc., a former subsidiary of Zurich and the former investment manager to each Fund, and Scudder changed its name to Scudder Kemper Investments, Inc. As a result of the transaction, Zurich owned approximately 70% of the Adviser, with the balance owned by the Adviser's officers and employees.



On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T.") were combined to form a new global insurance and financial services company known as Zurich Financial Services, Inc. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services, Inc., with the balance initially owned by former B.A.T shareholders.


Upon consummation of this transaction, the Trust's existing investment management agreement with Scudder Kemper was deemed to have been assigned and, therefore, terminated. The Board has approved a new investment management agreement with Scudder Kemper, which is substantially identical to the current investment management agreement, except for the date of execution and termination. This agreement became effective upon the termination of the then current investment management agreement and was approved by shareholders at a special meeting.

The Agreement dated September 7, 1998, was last approved by the trustees of the Trust on August 11, 1998. The Agreement will continue in effect until September 30, 2000 and from year to year thereafter only if its continuance is approved annually by the vote of a majority of those trustees who are not parties to such Agreement or interested persons of the Advisor the Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust's trustees or of a majority of the outstanding voting securities of the Trust. The Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminates in the event of its assignment.


If additional Portfolios become subject to the Agreement, the provisions concerning continuation, amendment and termination shall be on a Portfolio by Portfolio basis and the management fee and the expense limitations shall be computed based upon the average daily net assets of all Portfolios subject to the agreement and shall be allocated among such Portfolios based upon the relative net assets of such Portfolios. Additional Portfolios may be subject to a different agreement. Currently, the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio are subject to the agreement.


For the services and facilities furnished to the Trust, the Trust pays a monthly investment management fee on a graduated basis at 1/12 of 0.22% of the first $500 million of combined average daily net assets of the Trust, 0.20% of the next $500 million, 0.175% of the next $1 billion, 0.16% of the next $1 billion and 0.15% of combined average daily net assets of the Trust over $3 billion. The investment management fee is computed based on average daily net assets of the Portfolio subject to the agreement and allocated among all of the Portfolios of the Trust based upon the relative net assets of each Portfolio. Pursuant to the investment management agreement, the Portfolio paid the Advisor fees of $8,142,641 for the fiscal year ended April 30, 2000; $3,120,000 for the fiscal year ended April 30, 1999; and $1,888,000 for the fiscal year ended April 30, 1998. The Advisor and certain affiliates have agreed to limit certain operating expenses of the Portfolio to the extent described in the prospectus. If expense limits had not been in effect the Advisor would have received investment management fees from the Portfolio of $8,142,641 for the fiscal year ended April 30, 2000; $4,086,000 for the fiscal year ended April 30, 1999; and $2,463,000 for the fiscal year ended April 30, 1998. The Advisor absorbed operating expenses for the Portfolio of $0 for the fiscal year ended April 30, 2000; $2,233,000 for the fiscal year ended April 30, 1999; and $1,253,000 for the fiscal year ended April 30, 1998.


Certain officers or trustees of the Trust are also directors or officers of the Advisor and its affiliates as indicated under "Officers and Trustees."

Fund Accounting Agent. Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts 02110, a subsidiary of the Advisor, is responsible for determining the daily net asset value per share of the Portfolio and maintaining all accounting records related thereto. Currently, SFAC receives no fee for its services to the Portfolio; however, subject to Board approval, at some time in the future, SFAC may seek payment for its services under this agreement.

Distributor and Administrator. Pursuant to an underwriting and distribution agreement ("distribution agreement"), Kemper Distributors, Inc. ("KDI"), 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Advisor, serves as distributor and principal underwriter for the Trust to provide information and services for existing and potential shareholders. The distribution agreement provides that KDI shall appoint various firms to provide cash management services for their customers or clients through the Trust.


As principal underwriter for the Trust, KDI acts as agent of the Trust in the sale of its shares of the Portfolio. KDI pays all its expenses under the distribution agreement including, without limitation, services fees to firms. The Trust pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and KDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. KDI also pays for supplementary sales literature and advertising costs. KDI has entered into related selling group agreements with various firms to provide distribution services for Fund shareholders. KDI receives no compensation from the Trust as principal underwriter for the Shares and pays all expenses of distribution of the Shares not otherwise paid by dealers and other financial services firms.


The distribution agreement continues in effect from year to year so long as such continuance is approved at least annually by a vote of the Board of Trustees of the Trust, including the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement. The distribution agreement automatically terminates in the event of its assignment and may be terminated at any time without penalty by the Trust or by KDI upon 60 days' written notice. Termination of the distribution agreement by the Trust may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement, or a "majority of the outstanding voting securities" of the Trust as defined under the 1940 Act.


Administrative services are provided to the Portfolio under an administration services agreement ("administration agreement") with KDI. KDI bears all its expenses of providing services pursuant to the administration agreement between KDI and the Portfolio, including the payment of service fees. Premium Reserve Shares of the Portfolio each pay KDI an administrative services fee, payable monthly, at an annual rate of up to 0.25% of average daily net assets of the Portfolio. Institutional Shares of the Portfolio pays KDI an administrative services fee, payable monthly, at an annual rate of up to 0.15% of average daily net assets of the Portfolio. In addition to the discounts or commissions described above, KDI will, from time to time, pay or allow additional discounts, commissions or promotional incentives, in the form of cash or other compensation, to firms that sell shares of the Funds. During the fiscal year ended April 30, 2000, the Portfolio paid distribution services fees of $24,678,842. KDI waived expenses for the Portfolio of $3,931,738 for the fiscal year ended April 30, 2000. During the fiscal year ended April 30, 1999, the shares of the Portfolio paid distribution services fees of $12,373,000.

KDI has entered into related arrangements with various broker-dealer firms and other service or administrative firms ("firms") that provide services and facilities for their customers or clients who are investors in Premium Reserve Shares and Institutional Shares of the Portfolio. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Portfolio, assistance to clients in changing dividend and investment options, account designations and addresses and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. KDI pays each firm a service fee, normally payable quarterly, at an annual rate of up to 0.25% and 0.15% of the net assets in the Portfolio's Premium Reserves Shares and Institutional Shares accounts, respectively, that it maintains and services, commencing with the month after investment. After the first year, a firm becomes eligible for the quarterly service fee and the fee continues until terminated by KDI or the Portfolio. Firms to which service fees may be paid may include affiliates of KDI. During the fiscal year ended April 30, 2000, the Portfolio incurred administrative services fees of $41,312.


KDI also may provide some of the above services and may retain any portion of the fee under the administrative agreement not paid to firms to compensate itself for administrative functions performed for the Portfolio.


Custodian, Transfer Agent and Shareholder Service Agent. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as custodian, has custody of all securities and cash of the Trust. It attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Portfolio. Pursuant to a services agreement with Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania Avenue, Kansas City, Missouri 64105, the transfer agent for the Trust, Kemper Service Company ("KSvC"), an affiliate of the Advisor, serves as "Shareholder Service Agent." IFTC receives from the Premium Reserve Shares and Institutional Shares, as transfer agent, and pays to KSvC annual account fees of a maximum of $13 per account plus out-of-pocket expense reimbursement. During the fiscal year ended April 30, 2000, IFTC remitted shareholder service fees for Money Market Portfolio in the amount of $11,380,698 to KSvC as Shareholder Service Agent. During the fiscal year ended April 30, 1999, IFTC remitted shareholder service fees for Money Market Portfolio in the amount of $4,860,000 to KSvC as Shareholder Service Agent.

Code of Ethics. The Trust, the Advisor and principal underwriter have each adopted codes of ethics under rule 17j-1 of the Investment Company Act. Board members, officers of the Trust and employees of the Advisor and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Trust, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Advisor's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Trust. Among other things, the Advisor's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Advisor's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.


Independent Auditors and Reports to Shareholders. The Trust's independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on the Trust's annual financial statements, review certain regulatory reports and the Trust's federal income tax return, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

Legal Counsel. Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street, Chicago, Illinois 60601, serves as legal counsel for the Trust.


The Portfolio, or the Advisor (including any affiliate of the Advisor), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Portfolio shares whose interests are held in an omnibus account.


PORTFOLIO TRANSACTIONS

Brokerage Commissions

Allocation of brokerage is supervised by the Advisor.


The primary objective of the Advisor in placing orders for the purchase and sale of securities for the Portfolio is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of Scudder Investor Services, Inc. ("SIS") with commissions charged on comparable transactions, as well as by comparing commissions paid by the Portfolio to reported commissions paid by others. The Advisor routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

The Portfolio's purchases and sales of fixed-income securities are generally placed by the Advisor with primary market makers for these securities on a net basis, with out any brokerage commission being paid by the Portfolio. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

When it can be done consistently with the policy of obtaining the most favorable net results, it is the Advisor's practice to place such orders with broker/dealers who supply brokerage and research services to the Advisor or the Portfolio. The term "research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Advisor is authorized when placing portfolio transactions, if applicable, for the Portfolio to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The Advisor has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services to the Advisor or the Portfolio in exchange for the direction by the Advisor of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. The Advisor may place orders with a broker/dealer on the basis that the broker/dealer has or has not sold shares of the Portfolio. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

To the maximum extent feasible, it is expected that the Advisor will place orders for portfolio transactions through SIS, which is a corporation registered as a broker/dealer and a subsidiary of the Advisor; SIS will place orders on behalf of the Portfolio with issuers, underwriters or other brokers and dealers. SIS will not receive any commission, fee or other remuneration from the Portfolio for this service.

Although certain research services from broker/dealers may be useful to the Portfolio and to the Advisor, it is the opinion of the Advisor that such information only supplements the Advisor's own research effort since the information must still be analyzed, weighed, and reviewed by the Advisor's staff. Such information may be useful to the Advisor in providing services to clients other than the Portfolio, and not all such information is used by the Advisor in connection with the Portfolio. Conversely, such information provided to the Advisor by broker/dealers through whom other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to the Portfolio.

The Trustees review, from time to time, whether the recapture for the benefit of the Portfolio of some portion of the brokerage commissions or similar fees paid by the Portfolio on portfolio transactions is legally permissible and advisable.

Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker. There usually are no brokerage commissions paid by the Portfolio for such purchases. During the last three fiscal years the Portfolio paid no portfolio brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.


PURCHASES AND REDEMPTION OF SHARES

Purchase of Shares


Shares of the Portfolio are sold at their net asset value next determined after an order and payment are received in the form described in the prospectus. For Premium Reserve Shares, the minimum initial investment is $1,000 ($50 for an automatic investment plan) and the minimum subsequent investment is $100. For Institutional Shares, the minimum initial investment is $250,000. Such minimum amounts may be changed at any time. The Portfolio may waive the minimum for purchases by trustees, directors, officers or employees of the Trust or the Advisor and its affiliates. An investor wishing to open an account should use the Account Application available from the Portfolio or financial services firms. Orders for the purchase of shares that are accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be rocessed unless and until the Portfolio determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.


Clients of Firms. Firms provide varying arrangements for their clients with respect to the purchase and redemption of Portfolio shares and the confirmation thereof and may arrange with their clients for other investment or administrative services. Such firms are responsible for the prompt transmission of purchase and redemption orders. Some firms may establish higher minimum investment requirements than set forth above. Such firms may independently establish and charge additional amounts to their clients for their services, which charges would reduce their clients' yield or return. Firms may also hold Portfolio shares in nominee or street name as agent for and on behalf of their clients. In such instances, the Portfolio's Trust's transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation through the Trust's Shareholder Service Agent for record-keeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares (such as check writing redemptions) or the reinvestment of dividends may not be available through such firms or may only be available subject to certain conditions or limitations. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. The prospectus should be read in connection with such firm's material regarding its fees and services.

Other Information. The Portfolio reserves the right to withdraw all or any part of the offering made by this prospectus or to reject purchase orders, without prior notice. The Portfolio also reserves the right at any time to waive or increase the minimum investment requirements. All orders to purchase Shares of the Portfolio are subject to acceptance by the Portfolio and are not binding until confirmed or accepted in writing. Any purchase that would result in total account balances for a single shareholder in excess of $3 million is subject to prior approval by the Portfolio. Share certificates are issued only on request. A $10 service fee will be charged when a check for the purchase of Shares is returned because of insufficient or uncollected funds or a stop payment order. Shareholders should direct their inquiries to the firm from which they received this prospectus or to Kemper Service Company ("KSvC"), the Trust's "Shareholder Service Agent," 811 Main Street, Kansas City, Missouri 64105-2005.

Redemption of Shares

General. Upon receipt by the Shareholder Service Agent of a request in the form described below, shares of the Portfolio will be redeemed by the Portfolio at the next determined net asset value. If processed at 3:00 p.m. Central time, the shareholder will receive that day's dividend. A shareholder may use either the regular or expedited redemption procedures. Shareholders who redeem all their shares of the Portfolio will receive the net asset value of such shares and all declared but unpaid dividends on such shares.

The Portfolio may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of the Portfolio's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Portfolio to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Portfolio's shareholders.

Although it is the Portfolio's present policy to redeem in cash, if the Board of Trustees determines that a material adverse effect would be experienced by the remaining shareholders if payment were made wholly in cash, the Portfolio will pay the redemption price in part by a distribution of portfolio securities in lieu of cash, in conformity with the applicable rules of the Securities and Exchange Commission, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurs, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition would incur certain transaction costs. Such a redemption would not be as liquid as a redemption entirely in cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares of the Portfolio solely in cash up to the lesser of $250,000 or 1% of the net assets of the Portfolio during any 90-day period for any one shareholder of record.


If shares of the Portfolio to be redeemed were purchased by check or through certain Automated Clearing House ("ACH") transactions, the Portfolio may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by the Portfolio of the purchase amount. Shareholders may not use ACH or Redemption Checks (defined below) until the shares being redeemed have been owned for at least 10 days and shareholders may not use such procedures to redeem shares held in certificated form. There is no delay when shares being redeemed were purchased by wiring Federal Funds.


If shares being redeemed were acquired from an exchange of shares of a mutual fund that were offered subject to a contingent deferred sales charge as described in the prospectus for that other fund, the redemption of such shares by the Portfolio may be subject to a contingent deferred sales charge as explained in such prospectus.

Shareholders can request the following telephone privileges: expedited wire transfer redemptions, ACH transactions and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. The Trust or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges, unless the Trust or its agents reasonably believe, based upon reasonable verification procedures, that the telephone instructions are genuine. The shareholder will bear the risk of loss, resulting from fraudulent or unauthorized transactions, as long as the reasonable verification procedures are followed. The verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

Because of the high cost of maintaining small accounts, the Portfolio reserves the right to redeem an account that falls below the minimum investment level. Thus, a shareholder who makes only the minimum initial investment and then redeems any portion thereof might have the account redeemed. A shareholder will be notified in writing and will be allowed 60 days to make additional purchases to bring the account value up to the minimum investment level before the Portfolio redeems the shareholder account.


Financial services firms provide varying arrangements for their clients to redeem Portfolio Shares. Such firms may independently establish and charge amounts to their clients for such services.

Regular Redemptions. When Shares are held for the account of a shareholder by the Trust's transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Kemper Service Company, P.O. Box 419153, Kansas City, Missouri 64141-6153. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

Telephone Redemptions. If the proceeds of the redemption are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor, guardian and custodian account holders, provided the trustee, executor, guardian or custodian is named in the account registration. Other institutional account holders may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-231-8568. Shares purchased by check or through certain ACH transactions may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificate form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. The Portfolio reserves the right to terminate or modify this privilege at any time.

Expedited Wire Transfer Redemptions. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares can be redeemed and proceeds sent by a federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to 11:00 p.m. Central time will result in Premium Reserve Shares and Institutional Shares being redeemed that day and normally the proceeds will be sent to the designated account that day. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-231-8568 or in writing, subject to the limitations on liability. The Portfolio is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Portfolio currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum. To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above, or contact the firm through which shares of the Portfolio were purchased. Except for Institutional Shares, Shares purchased by check or through certain ACH transactions may not be redeemed by wire transfer until the shares have been owned for at least 10 days. Account holders may not use this procedure to redeem shares held in certificate form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited wire transfer redemption privilege. The Portfolio reserves the right to terminate or modify this privilege at any time.


Redemptions By Draft. This section does not apply to Institutional Shares. Upon request, shareholders will be provided with drafts to be drawn on the Portfolio ("Redemption Checks"). These Redemption Checks may be made payable to the order of any person for not more than $5 million. Shareholders should not write Redemption Checks in an amount less than $250 since a $10 service fee will be charged as described below. When a Redemption Check is presented for payment, a sufficient number of full and fractional shares in the shareholder's account will be redeemed as of the next determined net asset value to cover the amount of the Redemption Check. This will enable the shareholder to continue earning dividends until the Portfolio receives the Redemption Check. A shareholder wishing to use this method of redemption must complete and file an Account Application which is available from the Portfolio or firms through which shares were purchased. Redemption Checks should not be used to close an account since the account normally includes accrued but unpaid dividends. The Portfolio reserves the right to terminate or modify this privilege at any time. This privilege may not be available through some firms that distribute shares of the Portfolio. In addition, firms may impose minimum balance requirements in order to offer this feature. Firms may also impose fees to investors for this privilege or establish variations of minimum check amounts if approved by the Portfolio.

Unless one signer is authorized on the Account Application, Redemption Checks must be signed by all account holders. Any change in the signature authorization must be made by written notice to the Shareholder Service Agent. Shares purchased by check or through certain ACH transactions may not be redeemed by Redemption Check until the shares have been on the Portfolio's books for at least 10 days. Shareholders may not use this procedure to redeem shares held in certificate form. The Portfolio reserves the right to terminate or modify this privilege at any time.

The Portfolio may refuse to honor Redemption Checks whenever the right of redemption has been suspended or postponed, or whenever the account is otherwise impaired. A $10 service fee will be charged when a Redemption Check is presented to redeem Portfolio shares in excess of the value of a Portfolio account or in an amount less than $250; when a Redemption Check is presented that would require redemption of shares that were purchased by check or certain ACH transactions within 10 days; or when "stop payment" of a Redemption Check is requested.

Special Features. Certain firms that offer Shares of the Portfolio also provide special redemption features through charge or debit cards and checks that redeem Portfolio Shares. Various firms have different charges for their services. Shareholders should obtain information from their firm with respect to any special redemption features, applicable charges, minimum balance requirements and special rules of the cash management program being offered.

DIVIDENDS, NET ASSET VALUE AND TAXES

Dividends. Dividends are declared daily and paid monthly. Shareholders will receive dividends in additional shares unless they elect to receive cash. Dividends will be reinvested monthly in shares of a Portfolio at net asset value on the last business day of the month. The Portfolio will pay shareholders that redeem their entire accounts all unpaid dividends at the time of the redemption not later than the next dividend payment date. Upon written request to the Shareholder Service Agent, a shareholder may elect to have Portfolio dividends invested without sales charge in shares of another Kemper Mutual Fund offering this privilege at the net asset value of such other fund. See "Special Features-Exchange Privilege" for a list of such other Kemper Mutual Funds. To use this privilege of investing Portfolio dividends in shares of another Kemper Mutual Fund, shareholders must maintain a minimum account value of $1,000 in Premium Reserve Shares, $25,000 in Premier Shares and $250,000 in Institutional Shares, and must maintain a minimum account value of $1,000 in the fund in which dividends are reinvested.

The Shares of the Portfolio calculate their dividends based on its daily net investment income. For this purpose, the net investment income of the Shares of the Portfolio consists of (a) accrued interest income plus or minus amortized discount or premium, (b) plus or minus all short-term realized gains and losses on investments and (c) minus accrued expenses allocated to the Shares of the Portfolio. Expenses of the Portfolio are accrued each day. While the Shares of the Portfolio's investments are valued at amortized cost, there will be no unrealized gains or losses on such investments. However, should the net asset value of the Shares of the Portfolio deviate significantly from market value, the Board of Trustees could decide to value the investments at market value and then unrealized gains and losses would be included in net investment income above. Dividends are reinvested monthly and shareholders will receive monthly confirmations of dividends and of purchase and redemption transactions except that confirmations of dividend reinvestment for Individual Retirement Accounts and other fiduciary accounts for which Investors Fiduciary Trust Company acts as trustee will be sent quarterly.

If the shareholder elects to receive dividends in cash, checks will be mailed monthly, within five business days of the reinvestment date (described below), to the shareholder or any person designated by the shareholder. At the option of the shareholder, cash dividends may be sent by Federal Funds wire. Shareholders may request to have dividends sent by wire on the Account Application or by contacting the Shareholder Service Agent (see "Purchase of Shares"). The Portfolio reinvests dividend checks (and future dividends) in shares of the Portfolio if checks are returned as undeliverable. Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of the Portfolio unless the shareholder requests that such policy not be applied to the shareholder's account.

Net Asset Value. As described in the prospectus, the Portfolio values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. Calculations are made to compare the value of the Shares of the Portfolio's investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and the Portfolio's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of the Trust believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If the Shares of the Portfolio's net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of the Trust might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if the Shares of the Portfolio's net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees of the Trust might supplement dividends in an effort to maintain the net asset value at $1.00 per share. Redemption orders received in connection with the administration of checkwriting programs by certain dealers or other financial services firms prior to the determination of the Portfolio's net asset value also may be processed on a confirmed basis in accordance with the procedures established by KDI.

Taxes. The Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and, if so qualified, will not be subject to Federal income taxes to the extent its earnings are distributed. Dividends derived from interest and short-term capital gains are taxable as ordinary income whether received in cash or reinvested in additional shares. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Dividends from the portfolio do not qualify for the dividends received deduction available to corporate shareholders.

Dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year in which declared for Federal income tax purposes. The Portfolio may adjust its schedule for dividend reinvestment for the month of December to assist in complying with the reporting and minimum distribution requirements contained in the Code.


The Portfolio is required by federal income tax law to withhold 31% of taxable dividends paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals a social security number) and in certain other circumstances. Trustees of qualified retirement plans and 403(b)(7) accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from IRAs or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account, or IRA. Shareholders should consult their tax advisers regarding the 20% withholding requirement.




Shareholders normally will receive monthly confirmations of dividends and of purchase and redemption transactions except that confirmations of dividend reinvestment for IRAs and other fiduciary accounts for which Investors Fiduciary Trust Company serves as trustee will be sent quarterly. Firms may provide varying arrangements with their clients with respect to confirmations. Tax information will be provided annually. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.

PERFORMANCE

From time to time, the Trust may advertise several types of performance information for the Portfolio, including "yield" and "effective yield." Each of these figures is based upon historical earnings and is not representative of the future performance of the Portfolio. The yield of the Portfolio refers to the net investment income generated by a hypothetical investment in the Portfolio over a specific seven-day period. This net investment income is then annualized, which means that the net investment income generated during the seven-day period is assumed to be generated each week over an annual period and is shown as a percentage of the investment. The effective yield is calculated similarly, but the net investment income earned by the investment is assumed to be compounded when annualized. The effective yield will be slightly higher than the yield due to this compounding effect. The tax equivalent yield is similar to the effective yield calculated on an after-tax basis.

The Advisor, the Portfolio's Principal Underwriter, Kemper Distributors, Inc., the Portfolio's Shareholder Service Agent, Kemper Service Company, and the Portfolio's Accounting Agent, Scudder Fund Accounting Corporation, temporarily have agreed to maintain certain operating expenses of the Portfolio to the extent specified in the prospectus. The performance results noted herein for the Portfolio would have been lower had certain expenses not been capped.


The Portfolio's seven-day yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. Under that method, the yield quotation is based on a seven-day period and is computed for the Portfolio as follows. The first calculation is net investment income per share, which is accrued interest on portfolio securities, plus or minus amortized discount or premium, less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculations. For the period ended April 30, 2000, the Portfolio's Premium Reserve Shares' seven-day yield was 5.56%, and the Portfolio's Institutional Shares' seven-day yield was 6.01%.

The Portfolio's seven-day effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the seven-day effective yield is:
(seven-day base period return +1)365/7 - 1. The Portfolio may also advertise a thirty-day effective yield in which case the formula is (thirty-day base period return +1)365/30 - 1. For the period ended April 30, 2000, the Portfolio's Premium Reserve Shares' seven-day effective yield was 5.71%, and the Portfolio's Institutional Shares' seven-day effective yield was 6.19%.


The Portfolio's yield fluctuates, and the publication of an annualized yield quotation is not a representation as to what an investment in the Portfolio will actually yield for any given future period. Actual yields will depend not only on changes in interest rates on money market instruments during the period in which the investment in the Portfolio is held, but also on such matters as Portfolio expenses.

Investors have an extensive choice of money market funds and money market deposit accounts and the information above may be useful to investors who wish to compare the past performance of the Portfolio with that of its competitors. Past performance cannot be a guarantee of future results.


The Trust may depict the historical performance of the securities in which the Portfolio may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments performance indexes of those investments or economic indicators. The Trust may also describe the Portfolio's holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Portfolio.

Investors also may want to compare the Portfolio's performance to that of U.S. Treasury bills or notes because such instruments represent alternative income producing products. Treasury obligations are issued in selected denominations. Rates of U.S. Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S. Treasury. The market value of such instruments generally will fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Generally, the values of obligations with shorter maturities will fluctuate less than those with longer maturities. The Portfolio's yield will fluctuate. Also, while the Portfolio seeks to maintain a net asset value per share of $1.00, there is no assurance that it will be able to do so. In addition, investors may want to compare the Portfolio's performance to the Consumer Price Index either directly or by calculating its "real rate of return," which is adjusted for the effects of inflation.

OFFICERS AND TRUSTEES

The officers and trustees of the Trust, their birthdates, their principal occupations and their affiliations, if any, with the Advisor and KDI, are listed below. All persons named as officers and trustees also serve in similar capacities for other funds advised by the Advisor:

JOHN W. BALLANTINE (2/16/46), Trustee, 1500 North Lake Shore Drive, Chicago, Illinois; First Chicago NBD Corporation/The First National Bank of Chicago:
1996-1998 Executive Vice President and Chief Risk Management Officer; 1995-1996 Executive Vice President and Head of International Banking; 1992-1995 Executive Vice President, Chief Credit and Market Risk Officer.

LEWIS A. BURNHAM (1/8/33), Trustee, 16410 Avila Boulevard, Tampa, Florida; Retired; formerly, Partner, Business Resources Group; formerly, Executive Vice President, Anchor Glass Container Corporation.


LINDA  C.  COUGHLIN  (1/1/52)  Trustee,   Two   International   Place,   Boston,
Massachusetts; Managing Director, Scudder Kemper.


DONALD L. DUNAWAY (3/8/37),  Trustee,  7011 Green Tree Drive,  Naples,  Florida;
Retired;   formerly,   Executive  Vice  President,   A.  O.  Smith   Corporation
(diversified manufacturer).

ROBERT B. HOFFMAN (12/11/36), Trustee, 1530 North State Parkway, Chicago, Illinois; Chairman, Harnischfeger Industries, Inc. (machinery for the mining and paper industries); formerly, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products); formerly, Vice President, Head of International Operations, FMC Corporation (manufacturer of machinery and chemicals).

DONALD R. JONES (1/17/30), Trustee, 182 Old Wick Lane, Inverness, Illinois; Retired; Director, Motorola, Inc. (manufacturer of electronic equipment and components); formerly, Executive Vice President and Chief Financial Officer, Motorola, Inc.

THOMAS W. LITTAUER (4/26/55), Vice President and Trustee*, Two International Place, Boston, Massachusetts; Managing Director, Scudder Kemper; formerly, Head of Broker Dealer Division of an unaffiliated investment management firm during 1997; prior thereto, President of Client Management Services of an unaffiliated investment management firm from 1991 to 1996.

SHIRLEY D. PETERSON (9/3/41), Trustee, 401 Rosemont Avenue, Frederick, Maryland; President, Hood College; formerly, partner, Steptoe & Johnson (attorneys); prior thereto, Commissioner, Internal Revenue Service; prior thereto, Assistant Attorney General (Tax), U.S. Department of Justice; Director Bethlehem Steel Corp.



WILLIAM P. SOMMERS (7/22/33), Trustee, 24717 Harbour View Drive, Ponte Vedra Beach, Florida; Consultant and Director, SRI Consulting; prior thereto President and Chief Executive Officer, SRI International (research and development); prior thereto, Executive Vice President, Iameter (medical information and educational service provider); prior thereto, Senior Vice President and Director, Booz, Allen & Hamilton Inc. (management consulting firm); Director, PSI Inc., Evergreen Solar, Inc. and Litton Industries.

MARK S. CASADY (9/21/60), President*, 345 Park Avenue, New York, New York; Managing Director, Scudder Kemper.

PHILIP J. COLLORA (11/15/45), Vice President and Secretary*, 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, Scudder Kemper.

ANN M. McCREARY (11/6/56), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Scudder Kemper.



KATHRYN L. QUIRK (12/3/52), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Scudder Kemper.

FRANK J. RACHWALSKI, JR. (3/26/45), Vice President*, 222 South Riverside Plaza, Chicago, Illinois; Managing Director, Scudder Kemper.

LINDA J. WONDRACK (9/12/64), Vice President*, Two International Place, Boston, Massachusetts; Senior Vice President, Scudder Kemper.

JOHN  R.  HEBBLE  (6/27/58),   Treasurer*,   Two  International  Place,  Boston,
Massachusetts; Senior Vice President, Scudder Kemper.

BRENDA LYONS (2/21/63), Assistant Treasurer*, Two International Place, Boston, Massachusetts Senior Vice President, Scudder Kemper.

CAROLINE  PEARSON  (4/1/62),  Assistant  Secretary*,  Two  International  Place,
Boston,   Massachusetts;   Senior  Vice  President,  Scudder  Kemper;  formerly,
Associate, Dechert Price & Rhoads (law firm), from 1989 to 1997.

MAUREEN E. KANE (2/14/62), Assistant Secretary*, Two International Place, Boston, Massachusetts; Vice President, Scudder Kemper; formerly, Assistant Vice President of an unaffiliated investment management firm; prior thereto, Associate Staff Attorney of an unaffiliated investment management firm; Associate, Peabody & Arnold (law firm).


Unless otherwise stated, all the Trustees and officers have been associated with their respective companies for more than five years, but not necessarily in the same capacity.


* Interested persons as defined in the Investment Company Act of 1940.

The trustees and officers who are "interested persons" as designated above receive no compensation from the Trust. The table below shows amounts paid or accrued to those trustees who are not designated "interested persons" during the Trust's fiscal year ended April 30, 2000 and the total compensation that the Trust paid to each trustee during the calendar year 1999 for all Scudder Kemper Funds.

                                                          Aggregate                  Total Compensation Scudder Kemper Funds
Name of Trustee                                    Compensation From Trust                     Paid to Trustees (2)
---------------                                    -----------------------                     --------------------
John W. Ballantine                                         $3,572                                     $57,230
Lewis A. Burnham                                           $5,464                                     $89,340
Donald L. Dunaway (1)                                      $6,000                                    $125,900
Robert B. Hoffman                                          $5,392                                    $109,000
Donald R.Jones                                             $5,433                                    $114,200
Shirley D. Peterson                                        $5,043                                    $114,000
William P. Sommers                                         $5,043                                    $109,000

(1) Includes deferred fees. Pursuant to deferred compensation agreements with the Trust, deferred amounts accrue interest monthly at a rate approximate to the yield of Zurich Money Funds -- Zurich Money Market Fund. Total deferred fees (including interest thereon) payable from the Trust to Mr. Dunaway for the latest and all prior fiscal years is $16,500.

(2) Includes compensation for service on the Boards of 25 Kemper funds with 41 fund portfolios. Each trustee currently serves as trustee of 26 Kemper Funds with 45 fund portfolios.





On June 30, 2000, the officers and trustees of the Trust, as a group, owned less than 1% of the then outstanding shares of each Portfolio. No person owned of record 5% or more of the outstanding shares of any class of any Portfolio, except the persons indicated in the chart below:


-------------------------------------------------------------------------------------------------------------
Name and Address                      % Owned                             Portfolio
-------------------------------------------------------------------------------------------------------------
May Financial Corp.                   5.06%                               Cash Account Trust/Govt.
For the benefit of customers                                              Securities Portfolio
8333 Douglas Avenue
Dallas, Texas 75225
-------------------------------------------------------------------------------------------------------------
Joan Lawton Oppenheimer               6.12%                               Cash Account Trust/Tax Exempt
1 New York Plaza                                                          Portfolio
New York, NY 10004
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SPECIAL FEATURES


Exchange Privilege. Subject to the limitations described below, Class A Shares (or the equivalent) of the following Kemper Mutual Funds may be exchanged for each other at their relative net asset values: Kemper Technology Fund, Kemper Total Return Fund, Kemper Growth Fund, Kemper Small Capitalization Equity Fund, Kemper Income and Capital Preservation Fund, Kemper Municipal Bond Fund, Kemper Strategic Income Fund, Kemper High Yield Series, Kemper U.S. Government Securities Fund, Kemper International Fund, Kemper State Tax-Free Income Series, Kemper Short-Term U.S. Government Fund, Kemper Blue Chip Fund, Kemper Global Income Fund, Kemper Target Equity Fund (series are subject to a limited offering period), Kemper Intermediate Municipal Bond Fund, Kemper Cash Reserves Fund, Kemper U.S. Mortgage Fund, Kemper Value Series, Inc., Kemper Value Plus Growth Fund, Kemper Horizon Fund, Kemper New Europe Fund, Inc., Kemper Asian Growth Fund, Kemper Aggressive Growth Fund, Kemper Global/International Series, Inc., Kemper Securities Trust and Kemper Equity Trust ("Kemper Mutual Funds") and certain "Money Market Funds" (Zurich Money Funds, Zurich Yieldwise Money Fund, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust). Shares of Money Market Funds and Kemper Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. In addition, shares of a Kemper Mutual Fund in excess of $1,000,000 (except Zurich Yieldwise Money Fund and Kemper Cash
Retails Fund) acquired by exchange from another Fund may not be exchanged thereafter until they have been owned for 15 days (the "15-Day Hold Policy"). In addition to the current limits on exchanges of shares with a value over $1,000,000, shares of a Kemper fund with a value of $1,000,000 or less (except Kemper Cash Reserves Fund) acquired by exchange from another Kemper fund, or from a money market fund, may not be exchanged thereafter until they have been owned for 15 days, if, in the investment manager's judgment, the exchange activity may have an adverse effect on the fund. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Kemper fund and therefore may be subject to the 15-day hold policy. For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, discretion or advice, including without limitation accounts administered by a financial services firm offering market timing, asset allocation or similar services. Series of Kemper Target Equity Fund will be available on exchange only during the Offering Period for such series as described in the prospectus for such series. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with KDI with respect to such funds. Exchanges may only be made for funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and the portfolios of Investors Municipal Cash Fund are available for sale in certain states.


The total value of shares being exchanged must at least equal the minimum investment requirement of the fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, financial services firms may charge for their services in expediting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis. Shareholders interested in exercising the exchange privilege may obtain an exchange form and prospectuses of the other funds from financial services firms or KDI. Exchanges also may be authorized by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-231-8568 or in writing subject to the limitations on liability described in the prospectus. Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to implement the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as otherwise permitted by applicable regulation, 60 days' prior written notice of any termination or material change will be provided.


Systematic Withdrawal Program. An owner of $5,000 or more of the Portfolio's Premium Reserve Shares and Institutional Shares may provide for the payment from the owner's account of any requested dollar amount up to $50,000 to be paid to the owner or the owner's designated payee monthly, quarterly, semi-annually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. Dividend distributions will be reinvested automatically at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested, redemptions for the purpose of making such payments may reduce or even exhaust the account. The program may be amended on thirty days notice by the Portfolio and may be terminated at any time by the shareholder or the Portfolio. Firms provide varying arrangements for their clients to redeem Portfolio shares on a periodic basis. Such firms may independently establish minimums for such services.


Tax-Sheltered Retirement Programs. The Shareholder Service Agent provides retirement plan services and documents and KDI can establish your account in any of the following types of retirement plans:

         o Individual Retirement Accounts (IRAs) trusteed by Investors Fiduciary Trust Company ("IFTC"). This includes Simplified
                  Employee Pension Plan (SEP) IRA accounts and prototype documents.

         o        403(b) Custodial  Accounts also trusteed by IFTC. This type of
                  plan  is   available   to   employees   of   most   non-profit
                  organizations.

         o        Prototype money purchase pension and profit-sharing  plans may
                  be  adopted  by  employers.   The  maximum   contribution  per
                  participant is the lesser of 25% of compensation or $30,000.

Brochures describing the above plans as well as providing model defined benefit plans, target benefit plans, 457 plans, 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. The brochures for plans trusteed by IFTC describe the current fees payable to IFTC for its services as trustee. Investors should consult with their own tax advisers before establishing a retirement plan.

Electronic Funds Transfer Programs. For your convenience, the Portfolio has established several investment and redemption programs using electronic funds transfer via the Automated Clearing House (ACH). There is currently no charge by the Portfolio for these programs. To use these features, your financial institution (your employer's financial institution in the case of payroll deposit) must be affiliated with an Automated Clearing House (ACH). This ACH affiliation permits the Shareholder Service Agent to electronically transfer money between your bank account, or employer's payroll bank in the case of Direct Deposit, and your Portfolio account. Your bank's crediting policies of these transferred funds may vary. These features may be amended or terminated at any time by the Portfolio. Shareholders should contact Kemper Service Company at 1-800-621-1048 or the financial services firm through which their account was established for more information. These programs may not be available through some firms that distribute shares of the Portfolio.

SHAREHOLDER RIGHTS


The Trust is an open-end, diversified management investment company, organized as a business trust under the laws of Massachusetts on March 2, 1990. The Trust may issue an unlimited number of shares of beneficial interest in one or more series or "Portfolios," all having no par value, which may be divided by the Board of Trustees into classes of shares, subject to compliance with the Securities and Exchange Commission regulations permitting the creation of separate classes of shares. While only shares of the "Money Market Portfolio", "Government Securities Portfolio" and "Treasury Portfolio" are
presently being offered, the Board of Trustees may authorize the issuance of additional Portfolios if deemed desirable, each with its own investment objective, policies and restrictions. Since the Trust offers multiple
Portfolios, it is known as a "series company." Furthermore, the Money Market Portfolio is currently divided into four classes; the Premium Reserve Shares, Premier Money Market Shares, Institutional Shares, and Service Shares. Shares of each Portfolio have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation of such Portfolio subject to any preferences, rights or privileges of any classes of shares within the Portfolio. Generally each class of shares issued by a particular Portfolio would differ as to the allocation of certain expenses of the Portfolio such as distribution and administrative expenses, permitting, among other things, different levels of services or methods of distribution among various classes. Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. The Trust is not required to hold annual shareholders' meetings and does not intend to do so. Under the Agreements and Declaration of Trust of the Trust ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which shareholder approval is required by the 1940 Act; (c) any termination of the Trust to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Trust or any Portfolio, establishing the Portfolio, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Trust, or any registration of the Trust with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Subject to the Declaration of Trust, shareholders may remove trustees. Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) the Trust will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.


Shareholders will vote by Portfolio and not in the aggregate or by class except when voting in the aggregate is required under the Investment Company Act of 1940, such as for the election of trustees, or when the Board of Trustees determines that voting by class is appropriate.

Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of the Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of the Trust could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of the Trust and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or Portfolio or Shares) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Trust. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the trustees. Moreover, the Declaration of Trust provides for indemnification out of Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust and the Trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by the Advisor remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations.

APPENDIX -- RATINGS OF INVESTMENTS

COMMERCIAL PAPER RATINGS

A-1, A-2,  Prime-1,  Prime-2 and Duff 1, Duff 2 Commercial Paper Ratings

Commercial paper rated by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. Among the factors considered by them in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1, 2 or 3.

The rating Duff-1 is the highest commercial paper rating assigned by Duff & Phelps Inc. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors that are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

MIG-1 and MIG-2 Municipal Notes

Moody's Investors Service, Inc.'s ratings for state and municipal notes and other short-term loans will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Loans designated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans designated MIG-2 are of high quality, with margins of protection ample although not so large as in the preceding group.

STANDARD & POOR'S CORPORATION BOND RATINGS, CORPORATE BONDS

AAA. This is the highest rating assigned by Standard & Poor's Corporation to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

MOODY'S INVESTORS SERVICE, INC. BOND RATINGS

Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

DUFF & PHELP'S INC. BOND RATINGS

AAA -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                               CASH ACCOUNT TRUST

                       STATEMENT OF ADDITIONAL INFORMATION
                                 August 1, 2000

                              Tax-Exempt Portfolio

                  Scudder Tax-Exempt Cash Institutional Shares
                         Tax-Exempt Cash Managed Shares

               222 South Riverside Plaza, Chicago, Illinois 60606
                                 1-800-537-3177


         This Statement of Additional Information contains information about the Scudder Tax-Exempt Cash Institutional Shares ("Institutional Shares") and Tax-Exempt Cash Managed Shares ("Managed Shares") (collectively the "Shares") of Tax-Exempt Portfolio (the "Portfolio") offered by Cash Account Trust (the "Trust"), an open-end diversified management investment company. This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus for the Institutional and Managed Shares of the Portfolio dated August 1, 2000. The prospectus may be obtained without charge from the Trust at the address or telephone number on this cover or the firm from which this Statement of Additional Information was received and is also available along with other related materials at the SEC's Internet web site (http://www.sec.gov). The Portfolio's Annual Report dated April 30, 2000 is incorporated by reference into and is hereby deemed to be a part of this Statement of Additional Information. The Portfolio's Annual Report accompanies this Statement of Additional Information, and may be obtained without charge by calling 1-800-537-3177.





TABLE OF CONTENTS

     INVESTMENT RESTRICTIONS...................................................2
     INVESTMENT POLICIES AND TECHNIQUES........................................3
     INVESTMENT MANAGER AND SHAREHOLDER SERVICES...............................8
     PORTFOLIO TRANSACTIONS...................................................11
     PURCHASE AND REDEMPTION OF SHARES........................................13
     DIVIDENDS, NET ASSET VALUE AND TAXES.....................................16
     PERFORMANCE..............................................................18
     OFFICERS AND TRUSTEES....................................................19
     SPECIAL FEATURES.........................................................22
     SHAREHOLDER RIGHTS.......................................................24
     APPENDIX -- RATINGS OF INVESTMENTS.......................................26

INVESTMENT RESTRICTIONS

The Trust has adopted for the Portfolio certain investment restrictions which, together with the investment objective and policies of the Portfolio (except for policies designated as non-fundamental and limited in regard to the Portfolio to the policies in the first and fifth paragraphs under "Investment Policies and Techniques-Tax-Exempt Portfolio" below), cannot be changed for the Portfolio without approval by holders of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940, as amended (the "1940 Act"), this means the lesser of the vote of (a) 67% of the shares of the Portfolio present at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Portfolio.

The Portfolio may not:

         (1) Purchase securities if as a result of such purchase more than 25% of the Portfolio's total assets would be invested in any industry or in any one state. Municipal Securities and obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities are not considered an industry for purposes of this restriction.

         (2) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer. For purposes of this limitation, the Portfolio will regard the entity that has the primary responsibility for the payment of interest and principal as the issuer.

         (3) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

         (4)      Borrow money except as a temporary  measure for  extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any money market instruments (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Portfolio's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Portfolio will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Portfolio will not borrow for leverage purposes.

         (5) Make short sales of securities or purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.

         (6) Write, purchase or sell puts, calls or combinations thereof, although the Portfolio may purchase Municipal Securities subject to Standby Commitments in accordance with its investment objective and policies.

         (7) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Trust or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

         (8) Invest for the purpose of exercising control or management of another issuer.

         (9) Invest in commodities or commodity futures contracts or in real estate (or real estate limited partnerships) except that the Portfolio may invest in Municipal Securities secured by real estate or interests therein.

         (10) Invest in interests in oil, gas or other mineral exploration or development programs or leases, although it may invest in Municipal Securities of issuers which invest in or sponsor such programs or leases.

         (11) Underwrite securities issued by others except to the extent the Portfolio may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

         (12)     Issue senior securities as defined in the 1940 Act.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Portfolio did not borrow in the latest fiscal period and has no present intention of borrowing during the coming year as permitted for the Portfolio by investment restriction number 4, except as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any money market instruments (any such borrowings under this section will not be collateralized). In any event, borrowings would only be made as permitted by such restrictions. The Portfolio may invest more than 25% of its total assets in industrial development bonds.

In addition, the Portfolio, as a non-fundamental policy that may be changed without shareholder vote, may not:

         (i) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.


INVESTMENT POLICIES AND TECHNIQUES

Descriptions in this Statement of Additional Information of the particular investment practice or technique in which the Portfolio may engage or a financial instrument which the Portfolio may purchase are meant to describe the spectrum of investments that Scudder Kemper Investments, Inc. (the "Advisor" or "Scudder Kemper"), in its discretion, might, but is not required to, use in managing the Portfolio's assets. The Advisor may, in its discretion, at any time, employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of the Portfolio, but, to the extent employed, could, from time to time, have a material impact on the Portfolio's performance.

The Portfolio described in this Statement of Additional Information seeks to provide maximum current income consistent with the stability of capital. The Portfolio is managed to maintain a net asset value of $1.00 per share.


The Trust is a money market mutual fund designed to provide its shareholders with professional management of short-term investment dollars. The Trust is designed for investors who seek maximum current income consistent with stability of capital. The Trust pools individual and institutional investors' money that it uses to buy high quality money market instruments. The Trust is a series investment company that is able to provide investors with a choice of separate investment portfolios. It currently offers three investment Portfolios: the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio. The Tax-Exempt Portfolio currently offers three classes of shares: the Service Shares, the Tax-Exempt Cash Managed Shares (the "Managed Shares"), and the Scudder Tax-Exempt Cash Institutional Shares (the "Institutional Shares"). Institutional and Managed Shares are described herein. Because the Portfolio combines its shareholders' money, it can buy and sell large blocks of securities, which reduces transaction costs and maximizes yields. The Trust is managed by investment professionals who analyze market trends to take advantage of changing conditions and who seek to minimize risk by diversifying the Portfolio's investments. The Portfolio's investments are subject to price fluctuations resulting from rising or declining interest rates and is subject to the ability of the issuers of such investments to make payment at maturity. However, because of their short maturities, liquidity and high quality ratings, high quality money market instruments, such as those in which the Portfolio invests, are generally considered to be among the safest available. Thus, the Portfolio is designed for investors who want to avoid the fluctuations of principal commonly associated with equity or long-term bond investments. There can be no guarantee that the Portfolio will achieve its objective or that it will maintain a net asset value of $1.00 per share.

Tax-Exempt Portfolio. The Portfolio seeks to provide maximum current income that is exempt from Federal income taxes to the extent consistent with stability of capital. The Portfolio pursues its objective primarily through a professionally managed, diversified portfolio of short-term high quality tax-exempt municipal obligations. Under normal market conditions at least 80% of the Portfolio's total assets will, as a fundamental policy, be invested in obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the income from which is exempt from Federal income tax and alternative minimum tax ("Municipal Securities"). In compliance with the position of the staff of the Securities and Exchange Commission, the Portfolio does not consider "private activity" bonds to be Municipal Securities for purposes of the 80% limitation. This is a fundamental policy so long as the staff maintains its position, after which it would become non-fundamental.


Municipal Securities, such as industrial development bonds, are issued by or on behalf of public authorities to obtain funds for purposes including privately operated airports, housing, conventions, trade shows, ports, sports, parking or pollution control facilities or for facilities for water, gas, electricity or sewage and solid waste disposal. Such obligations, which may include lease arrangements, are included within the term Municipal Securities if the interest paid thereon qualifies as exempt from federal income tax. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Securities, although current Federal tax laws place substantial limitations on the size of such issues.

Municipal Securities which the Portfolio may purchase include, without limitation, debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.

Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of receiving property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality issuing a longer term bond in the future. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as those available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by Fannie Mae or "Ginnie Mae" (the Government National Mortgage Association) at the end of the project construction period.
Pre-refunded municipal bonds are bonds which are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. The Portfolio may purchase other Municipal Securities similar to the foregoing, which are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.


The Portfolio will invest only in Municipal Securities that at the time of purchase: (a) are rated within the two highest-ratings for Municipal Securities assigned by Moody's (Aaa or Aa) or assigned by S&P (AAA or AA); (b) are guaranteed or insured by the U.S. Government as to the payment of principal and interest; (c) are fully collateralized by an escrow of U.S. Government securities acceptable to the Portfolio's investment manager; (d) have at the time of purchase Moody's short-term Municipal Securities rating of MIG-2 or higher or a municipal commercial paper rating of P-2 or higher, or S&P's municipal commercial paper rating of A-2 or higher; (e) are unrated, if longer term Municipal Securities of that issuer are rated within the two highest rating categories by Moody's or S&P ; or (f) are determined to be at least equal in quality to one or more of the above ratings in the discretion of the Portfolio's Advisor. See "Appendix" for a more detailed discussion of the Moody's and S&P ratings outlined above. In addition, the Portfolio limits its investments to securities that meet the quality requirements of Rule 2a-7 under the 1940 Act. See "Net Asset Value."

Dividends representing net interest income received by the Portfolio on Municipal Securities will be exempt from federal income tax when distributed to the Portfolio's shareholders. Such dividend income may be subject to state and local taxes. The Portfolio's assets will consist of Municipal Securities, taxable temporary investments as described below and cash. The Portfolio considers short-term Municipal Securities to be those that mature in 397 days or less. Examples of Municipal Securities that are issued with original maturities of one year or less are short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, pre-refunded municipal bonds, warrants and tax-free commercial paper.


Municipal Securities generally are classified as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Industrial development bonds held by the Portfolio are in most cases revenue bonds and generally are not payable from the unrestricted revenues of the issuer, and do not constitute the pledge of the credit of the issuer of such bonds. Among other types of instruments, the Portfolio may purchase tax-exempt commercial paper, warrants and short-term municipal notes such as tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax payments, the proceeds of bond placements or other revenues. The Portfolio may invest in short-term "private activity" bonds.

The Portfolio may purchase securities that provide for the right to resell them to an issuer, bank or dealer at an agreed upon price or yield within a specified period prior to the maturity date of such securities. Such a right to resell is referred to as a "Standby Commitment." Securities may cost more with Standby Commitments than without them. Standby Commitments will be entered into solely to facilitate portfolio liquidity. A Standby Commitment may be exercised before the maturity date of the related Municipal Security if the Portfolio's investment adviser revises its evaluation of the creditworthiness of the underlying security or of the entity issuing the Standby Commitment. The Portfolio's policy is to enter into Standby Commitments only with issuers, banks or dealers that are determined by the Portfolio's investment manager to present minimal credit risks. If an issuer, bank or dealer should default on its obligation to repurchase an underlying security, the Portfolio might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere.


The Portfolio may purchase high quality Certificates of Participation in trusts that hold Municipal Securities. A Certificate of Participation gives the Portfolio an undivided interest in the Municipal Security in the proportion that the Portfolio's interest bears to the total principal amount of the Municipal Security. These Certificates of Participation may be variable rate or fixed rate with remaining maturities of one year or less. A Certificate of Participation may be backed by an irrevocable letter of credit or guarantee of a financial institution that satisfies rating agencies as to the credit quality of the Municipal Security supporting the payment of principal and interest on the Certificate of Participation. Payments of principal and interest would be dependent upon the underlying Municipal Security and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of Certificates of Participation is based primarily upon the rating of the Municipal Security held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the issue. The Portfolio's investment manager considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a Certificate of Participation and in determining whether the Certificate of Participation is appropriate for investment by the Portfolio. It is anticipated by the Portfolio's Advisor that, for most publicly offered Certificates of Participation, there will be a liquid secondary market or there may be demand features enabling the Portfolio to readily sell its Certificates of Participation prior to maturity to the issuer or a third party. As to those instruments with demand features, the Portfolio intends to exercise its right to demand payment from the issuer of the demand feature only upon a default under the terms of the Municipal Security, as needed to provide liquidity to meet redemptions, or to maintain a high quality investment portfolio.


The Portfolio may purchase and sell Municipal Securities on a when-issued or delayed delivery basis. A when-issued or delayed delivery transaction arises when securities are bought or sold for future payment and delivery to secure what is considered to be an advantageous price and yield to the Portfolio at the time it enters into the transaction. In determining the maturity of portfolio securities purchased on a when-issued or delayed delivery basis, the Portfolio will consider them to have been purchased on the date when it committed itself to the purchase.

A security purchased on a when-issued basis, like all securities held by the Portfolio, is subject to changes in market value based upon changes in the level of interest rates and investors' perceptions of the creditworthiness of the issuer. Generally such securities will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore if, in order to achieve higher interest income, the Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Portfolio's assets will vary from $1.00 per share because the value of a when-issued security is subject to market fluctuation and no interest accrues to the purchaser prior to settlement of the transaction.

The Portfolio will only make commitments to purchase Municipal Securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Portfolio reserves the right to sell these securities before the settlement date if deemed advisable. The sale of these securities may result in the realization of gains that are not exempt from federal income tax.

In seeking to achieve its investment objective, the Portfolio may invest all or any part of its assets in Municipal Securities that are industrial development bonds. Moreover, although the Portfolio does not currently intend to do so on a regular basis, it may invest more than 25% of its assets in Municipal Securities that are repayable out of revenue streams generated from economically related projects or facilities, if such investment is deemed necessary or appropriate by the Portfolio's investment manager. To the extent that the Portfolio's assets are concentrated in Municipal Securities payable from revenues on economically related projects and facilities, the Portfolio will be subject to the risks presented by such projects to a greater extent than it would be if the Portfolio's assets were not so concentrated.

From  time  to  time,  as a  defensive  measure  or when  acceptable  short-term
Municipal Securities are not available, the Portfolio may invest in taxable "temporary investments" that include: obligations of the U.S. Government, its agencies or instrumentalities; debt securities rated within the two highest grades by Moody's or S&P ; commercial paper rated in the two highest grades by either of such rating services; certificates of deposit of domestic banks with assets of $1 billion or more; and any of the foregoing temporary investments subject to repurchase agreements. Repurchase agreements are discussed below. Interest income from temporary investments is taxable to shareholders as ordinary income. Although the Portfolio is permitted to invest in taxable securities (limited under normal market conditions to 20% of the Portfolio's total assets), it is the Portfolio's primary intention to generate income dividends that are not subject to federal income taxes.

The Federal bankruptcy statutes relating to the adjustments of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material adverse changes in the rights of holders of obligations issued by such subdivisions or authorities.

Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states and legislation has been introduced to effect changes in public school finances in some states. In other instances, there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or Federal law that ultimately could affect the validity of those Municipal Securities or the tax-free nature of the interest thereon.

The Portfolio will not purchase illiquid securities, including time deposits and repurchase agreements maturing in more than seven days if, as a result thereof, more than 10% of the Portfolio's net assets valued at the time of the transaction would be invested in such securities.

The Portfolio may invest in Variable Rate Securities, instruments having rates of interest that are adjusted periodically or that "float" continuously according to formulae intended to minimize fluctuation in values of the instruments. The interest rate of Variable Rate Securities ordinarily is determined by reference to or is a percentage of an objective standard such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Some Variable Rate Securities ("Variable Rate Demand Securities") have a demand feature entitling the purchaser to resell the securities at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest. As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. The Portfolio determines the maturity of Variable Rate Securities in accordance with Rule 2a-7, which allows the Portfolio to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

Repurchase Agreements. The Portfolio may invest in repurchase agreements, which are instruments under which the Portfolio acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the Portfolio's holding period. Maturity of the securities subject to repurchase may exceed one year. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Portfolio might have expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income.

The Portfolio may enter into repurchase agreements with any member bank of the Federal Reserve System or any domestic broker/dealer which is recognized as a reporting Government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Advisor to be at least as high as that of other obligations the Portfolio may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's, S&P or Duff.

A repurchase agreement provides a means for the Portfolio to earn taxable income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Portfolio) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Portfolio, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Portfolio together with the repurchase price on the date of repurchase. In either case, the income to the Portfolio (which is taxable) is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry system.


It is not clear whether a court would consider the Obligation purchased by the Portfolio subject to a repurchase agreement as being owned by that Portfolio or as being collateral for a loan by the Portfolio to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Portfolio may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterized the transaction as a loan and the Portfolio has not perfected an interest in the Obligation, the Portfolio may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Portfolio is at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Portfolio, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Portfolio may incur a loss if the proceeds to the Portfolio of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Portfolio will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Portfolio will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.


Interfund Borrowing and Lending Program. The Trust has received exemptive relief from the SEC which permits the Trust to participate in an interfund lending program among certain investment companies advised by the Advisor. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent the Trust is actually engaged in borrowing through the interfund lending program, the Trust, as a matter of non-fundamental policy, may not borrow for other than temporary or emergency purposes (and not for leveraging).



INVESTMENT ADVISOR AND SHAREHOLDER SERVICES

Investment Advisor. Scudder Kemper Investments, Inc. (the "Advisor" or "Scudder Kemper"), 345 Park Avenue, New York, New York, is the investment adviser for the Portfolio. Scudder Kemper is approximately 70% owned by Zurich Insurance Company, a leading internationally recognized provider of insurance and financial services in property/casualty and life insurance, reinsurance and structured financial solutions as well as asset management. The balance of Scudder Kemper is owned by Scudder Kemper's officers and employees. Responsibility for overall management of the Portfolio rests with the Trust's Board of Trustees and officers. Pursuant to the investment management agreement, the Advisor acts as the Portfolio's investment manager, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. The Trust pays the expenses of its operations, including the fees and expenses of its independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, costs of calculating net asset value and maintaining all accounting records thereto, brokerage commissions or transaction costs, taxes, registration fees, the fees and expenses of qualifying the Trust and its shares for distribution under federal and state securities laws and membership dues in the Investment Company Institute or any similar organization. The Trust's expenses generally are allocated among the Portfolios of the Trust on the basis of relative net assets at the time of allocation, except that expenses directly attributable to a particular Portfolio are charged to that Portfolio.

The investment management agreement provides that the Advisor shall not be liable for any error of judgment or of law, or for any loss suffered by the Trust in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

In certain cases the investments for the Portfolio are managed by the same individuals who manage one or more other mutual funds advised by the Advisor that have similar names, objectives and investment styles as the Portfolio. You should be aware that the Portfolio is likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of the other mutual funds.

The investment management agreement continues in effect from year to year for the Portfolio subject thereto so long as its continuation is approved at least annually by (a) a majority vote of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Trust, cast in person at a meeting called for such purpose, and
(b) the shareholders of the Portfolio subject thereto or the Board of Trustees. If continuation is not approved for the Portfolio, the investment management agreement nevertheless may continue in effect for any Portfolio for which it is approved and the Advisor may continue to serve as investment manager for the Portfolio for which it is not approved to the extent permitted by the 1940 Act. The agreement may be terminated at any time upon 60 days notice by either party, or by a majority vote of the outstanding shares of the Portfolio subject thereto with respect to that Portfolio, and will terminate automatically upon assignment. Additional Portfolios may be subject to different agreements.

On December 31, 1997, pursuant to the terms of an agreement, Scudder, Stevens & Clark, Inc. ("Scudder") and Zurich Insurance Company ("Zurich") formed a new global organization by combining Scudder with Zurich Kemper Investments, Inc., a former subsidiary of Zurich and the former investment manager to each Fund, and Scudder changed its name to Scudder Kemper Investments, Inc. As a result of the transaction, Zurich owned approximately 70% of the Adviser, with the balance owned by the Adviser's officers and employees.

On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T.") were combined to form a new global insurance and financial services company known as Zurich Financial Services, Inc. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services, Inc., with the balance initially owned by former B.A.T shareholders.


Upon consummation of this transaction, the Trust's existing investment management agreement with Scudder Kemper was deemed to have been assigned and, therefore, terminated. The Board has approved a new investment management agreement with Scudder Kemper, which is substantially identical to the current investment management agreement, except for the date of execution and termination. This agreement became effective upon the termination of the then current investment management agreement and was approved by shareholders at a special meeting.

For the services and facilities furnished to the Money Market Portfolio, Government Securities Portfolios (separate portfolios of the Trust) and Tax-Exempt Portfolio, the Portfolios pay a monthly investment management fee on a graduated basis at 1/12 of 0.22% of the first $500 million of combined average daily net assets of such Portfolios, 0.20% of the next $500 million, 0.175% of the next $1 billion, 0.16% of the next $1 billion and 0.15% of combined average daily net assets of such Portfolios over $3 billion. The investment management fee is computed based on the combined average daily net assets of the Portfolios and allocated among the Portfolios based upon the relative net assets of each Portfolio. For the fiscal years ended April 30, 2000, 1999 and 1998, the Tax-Exempt Portfolio paid the Advisor fees of $833,361, $699,000, and $530,000, respectively. If certain expense limits or fee waivers had not been in effect during the periods described, the Advisor would have received investment management fees from the Tax-Exempt Portfolio of $833,361, $699,000, and $630,000 for the fiscal year ended April 30, 2000, 1999, and 1998, respectively. The Advisor absorbed operating expenses for the Tax-Exempt Portfolio of $0, $0, and $100,000, respectively, for the fiscal year ended April 30, 2000, 1999, and 1998, respectively. Scudder Kemper and certain affiliates have agreed, for a one year period ending August 31, 2000, to cap expenses of the Managed Shares at the same basis point levels as had existed on the Scudder Fund, Inc.- Scudder Tax Free Money Market Series Managed Shares in the month prior to that fund's ceasing of operations. Furthermore, from time to time Scudder Kemper may voluntarily waive a portion of its fee.


Certain officers or trustees of the Trust are also directors or officers of the Advisor and its affiliates as indicated under "Officers and Trustees."

Fund Accounting Agent. Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts 02110, a subsidiary of the Advisor, is responsible for determining the daily net asset value per share of the Portfolio and maintaining all accounting records related thereto. Currently, SFAC receives no fee for its services to the Portfolio; however, subject to Board approval, at some time in the future, SFAC may seek payment for its services under this agreement.

Distributor and Administrator. Pursuant to an underwriting and distribution agreement ("distribution agreement"), Kemper Distributors, Inc. ("KDI"), 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Advisor, serves as distributor and principal underwriter for the Trust to provide information and services for existing and potential shareholders. The distribution agreement provides that KDI shall appoint various firms to provide cash management services for their customers or clients through the Trust.

As principal underwriter for the Trust, KDI acts as agent of the Trust in the sale of its shares of the Portfolio. KDI pays all its expenses under the distribution agreement. The Trust pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and KDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. KDI also pays for supplementary sales literature and advertising costs. KDI has related selling group agreements with various firms to provide distribution services for Portfolio shareholders. KDI receives no compensation from the Trust as principal underwriter for the Shares and pays all expenses of distribution of the Shares not otherwise paid by dealers and other financial services firms. KDI may, from time to time, pay or allow discounts, commissions or promotional incentives, in the form of cash, to firms that sell Shares of the Portfolio.

The distribution agreement continues in effect from year to year so long as such continuance is approved at least annually by a vote of the Board of Trustees of the Trust, including the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement. The distribution agreement automatically terminates in the event of its assignment and may be terminated at any time without penalty by the Trust or by KDI upon 60 days' written notice. Termination of the distribution agreement by the Trust may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement, or a "majority of the outstanding voting securities" of the Trust as defined under the 1940 Act.


Administrative services are provided to the Managed Shares of the Portfolio under an administration services agreement ("administration agreement") with KDI. KDI bears all its expenses of providing services pursuant to the administration agreement between KDI and the Managed Shares of the Portfolio, including the payment of service fees. Managed Shares of the Portfolio currently pay KDI an administrative services fee, payable monthly, at an annual rate of up to 0.15% of average daily net assets attributable to those shares of the Portfolio. In the discretion of the Board of Trustees of the Trust, this administrative services fee may be increased to a maximum of 0.25% of average daily net assets. During the fiscal year ended April 30, 2000, the shares of the Tax-Exempt Portfolio paid distribution services fees of $2,104,280. In addition to the discounts or commissions described above, KDI will, from time to time, pay or allow additional discounts, commissions or promotional incentives, in the form of cash or other compensation, to firms that sell shares of the Trust.

KDI has entered into related arrangements with various banks, broker-dealer firms and other service or administrative firms ("firms") that provide services and facilities for their customers or clients who are investors in Managed
Shares of the Portfolio. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Portfolio, assistance to clients in changing dividend and investment options, account designations and addresses and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. Currently, KDI pays each firm a service fee, normally payable monthly, at an annual rate of up to 0.25% and 0.15% of the average daily net assets in the Portfolio's Managed Shares and Institutional Shares accounts, respectively, that it maintains and services. Firms to which service fees may be paid may include affiliates of KDI. During the fiscal year ended April 30, 2000, the Portfolio incurred administrative services fees of $89,254.


In addition, KDI may from time to time, from its own resources, pay certain firms additional amounts for ongoing administrative services and assistance provided to their customers and clients who are shareholders of the Managed Shares of the Portfolio.

KDI also may provide some of the above services and may retain any portion of the fee under the administration agreement not paid to firms to compensate itself for administrative functions performed for the Managed Shares of the Portfolio.


Custodian, Transfer Agent and Shareholder Service Agent. State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, as custodian, has custody of all securities and cash of the Trust. It attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Portfolio. Pursuant to a services agreement with Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania Avenue, Kansas City, Missouri 64105, transfer agent of the Trust, Kemper Service Company ("KSvC"), an affiliate of the Advisor, serves as "Shareholder Service Agent." IFTC receives, as transfer agent, and pays to KSvC annual account fees of a maximum of $13 per account plus out-of-pocket expense reimbursement. During the fiscal year ended April 30, 2000, IFTC remitted shareholder service fees in the amount of $870,299 to KSvC as Shareholder Service Agent with respect to service provided to the Portfolio. During the fiscal year ended April 30, 1999, IFTC remitted shareholder service fees in the amount of $698,000 to KSvC as Shareholder Service Agent with respect to service provided to the Portfolio.


Firms provide varying arrangements for their clients with respect to the purchase and redemption of Portfolio shares and the confirmation thereof. Such firms are responsible for the prompt transmission of purchase and redemption orders.

Some firms may establish higher minimum investment requirements than set forth below. A firm may arrange with its clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the clients' yield or return. Firms may also hold Portfolio shares in nominee or street name as agent for and on behalf of their clients. In such instances, the Trust's transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Managed Shares of the Portfolio for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares (such as check writing redemptions) or the reinvestment of dividends may not be available through such firms or may only be available subject to conditions and limitations. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. The prospectus and Statement of Additional Information should be read in connection with such firm's material regarding its fees and services.


Code of Ethics. The Trust, the Advisor and principal underwriter have each adopted codes of ethics under rule 17j-1 of the Investment Company Act. Board members, officers of the Trust and employees of the Advisor and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Trust, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Advisor's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Trust. Among other things, the Advisor's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Advisor's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.


Independent Auditors and Reports to Shareholders. The Trust's independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on the Trust's annual financial statements, review certain regulatory reports and the Trust's federal income tax return, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

Legal Counsel. Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street, Chicago, Illinois 60601, serves as legal counsel for the Trust.


The Trust, or the Advisor (including any affiliate of the Advisor), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are held in an omnibus account.


PORTFOLIO TRANSACTIONS

Brokerage Commissions

Allocation of brokerage is supervised by the Advisor.

The primary objective of the Advisor in placing orders for the purchase and sale of securities for the Portfolio is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Scudder Investor Services, Inc. ("SIS"), a corporation registered as a broker-dealer and a subsidiary of the Advisor. with commissions charged on comparable transactions, as well as by comparing commissions paid by the Portfolio to reported commissions paid by others. The Advisor routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

The Portfolio's purchases and sales of fixed-income securities are generally placed by the Advisor with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Portfolio. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

When it can be done consistently with the policy of obtaining the most favorable net results, it is the Advisor's practice to place such orders with broker/dealers who supply brokerage and research services to the Advisor or the Portfolio. The term "research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Advisor is authorized when placing portfolio transactions, if applicable, for the Portfolio to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The Advisor has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services, to the Advisor or the Portfolio in exchange for the direction by the Advisor of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. The Advisor may place orders with a broker/dealer on the basis that the broker/dealer has or has not sold shares of the Portfolio. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

To the maximum extent feasible, it is expected that the Advisor will place orders for portfolio transactions through SIS. SIS will place orders on behalf of the Portfolio with issuers, underwriters or other brokers and dealers. SIS will not receive any commission, fee or other remuneration from the Portfolio for this service.

Although certain research services from broker/dealers may be useful to the Portfolio and to the Advisor, it is the opinion of the Advisor that such information only supplements the Advisor's own research effort since the information must still be analyzed, weighed, and reviewed by the Advisor's staff. Such information may be useful to the Advisor in providing services to clients other than the Portfolio, and not all such information is used by the Advisor in connection with the Portfolio. Conversely, such information provided to the Advisor by broker/dealers through whom other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to the Portfolio.

The Trustees review, from time to time, whether the recapture for the benefit of the Portfolio of some portion of the brokerage commissions or similar fees paid by the Portfolio on portfolio transactions is legally permissible and advisable.

Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker. There usually are no brokerage commissions paid by the Portfolio for such purchases. During the last three fiscal years the Portfolio paid no portfolio brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

PURCHASE AND REDEMPTION OF SHARES

Purchase of Shares


Shares of the Portfolio are sold at net asset value next determined after an order and payment are received in the form described in the prospectus. Investors must indicate the class of shares in the Portfolio in which they wish to invest. The Portfolio has established a minimum initial investment for the Managed Shares of $100,000 and $1,000 ($100 for IRAs and $50 for automatic investment plans) for each subsequent investment. The minimal initial investment for the Institutional Shares is $1,000,000. There is no minimum for each subsequent investment. These minimums may be changed at anytime in management's discretion. Firms offering Portfolio shares may set higher minimums for accounts they service and may change such minimums at their discretion. The Trust may waive the minimum for purchases by trustees, directors, officers or employees of the Trust or the Advisor and its affiliates. Orders for the purchase of shares that are accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Portfolio determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.


The Portfolio seeks to remain as fully invested as possible at all times in order to achieve maximum income. Since the Portfolio will be investing in instruments that normally require immediate payment in Federal Funds (monies credited to a bank's account with its regional Federal Reserve Bank), the Portfolio has adopted procedures for the convenience of its shareholders and to ensure that the Portfolio receives investable funds. An investor wishing to open an account should use the Account Information Form available from the Trust or financial services firms. Orders for the purchase of shares that are accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Portfolio determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

Orders for purchase of Managed Shares and Institutional Shares of the Portfolio received by wire transfer in the form of Federal Funds will be effected at the next determined net asset value. Shares purchased by wire will receive that day's dividend if effected at or prior to the 12:00 noon Eastern Time net asset value determination for the Portfolio.

Orders for purchase accompanied by a check or other negotiable bank draft will be accepted and effected as of 4:00 p.m. Eastern Time on the next business day following receipt and such Shares will receive the dividend for the next calendar day following the day the purchase is effected. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected on such check before Shares will be purchased.


If payment is wired in Federal Funds, the payment should be directed to UMB Bank, N.A. (ABA #101-000-695), 10th and Grand Avenue, Kansas City, MO 64106 for credit to the Portfolio bank account (CAT Tax-Exempt Portfolio 148 (Institutional Shares) or 248 (Managed Shares): 98-0119-985-4) and further credit to your account number.


Redemption of Shares


General. Upon receipt by the Shareholder Service Agent of a request in the form described below, shares of the Portfolio will be redeemed by the Portfolio at the next determined net asset value. If processed by 4:00 p.m. Eastern time, the shareholder will receive that day's dividend. A shareholder may use either the regular or expedited redemption procedures. Shareholders who redeem all their shares of the Portfolio will receive the net asset value of such shares and all declared but unpaid dividends on such shares.


The Portfolio may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of the Portfolio's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Portfolio to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Trust's shareholders.

Although it is the Portfolio's present policy to redeem in cash, if the Board of Trustees determines that a material adverse effect would be experienced by the remaining shareholders if payment were made wholly in cash, the Portfolio will pay the redemption price in part by a distribution of portfolio securities in lieu of cash, in conformity with the applicable rules of the Securities and Exchange Commission, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurs, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition would incur certain transaction costs. Such a redemption would not be as liquid as a redemption entirely in cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares of the Portfolio solely in cash up to the lesser of $250,000 or 1% of the net assets of that Portfolio during any 90-day period for any one shareholder of record.

If shares of the Portfolio to be redeemed were purchased by check or through certain Automated Clearing House ("ACH") transactions, the Portfolio may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by the Portfolio of the purchase amount. Shareholders may not use ACH or Redemption Checks (defined below) until the shares being redeemed have been owned for at least 10 days and shareholders may not use such procedures to redeem shares held in certificated form. There is no delay when shares being redeemed were purchased by wiring Federal Funds.

If shares being redeemed were acquired from an exchange of shares of a mutual fund that were offered subject to a contingent deferred sales charge as described in the prospectus for that other fund, the redemption of such shares by the Portfolio may be subject to a contingent deferred sales charge as explained in such prospectus.

Shareholders can request the following telephone privileges: expedited wire transfer redemptions, ACH transactions and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. The Trust or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges, unless the Trust or its agents reasonably believe, based upon reasonable verification procedures, that the telephone instructions are genuine. The shareholder will bear the risk of loss, resulting from fraudulent or unauthorized transactions, as long as the reasonable verification procedures are followed. The verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

Because of the high cost of maintaining small accounts, the Portfolio reserves the right to redeem an account that falls below the minimum investment level. Thus, a shareholder who makes only the minimum initial investment and then redeems any portion thereof might have the account redeemed. A shareholder will be notified in writing and will be allowed 60 days to make additional purchases to bring the account value up to the minimum investment level before the Portfolio redeems the shareholder account.

Financial services firms provide varying arrangements for their clients to redeem Portfolio shares. Such firms may independently establish and charge amounts to their clients for such services.

Regular Redemptions. When shares are held for the account of a shareholder by the Trust's transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Kemper Service Company, P.O. Box 419153, Kansas City, Missouri 64141-6153. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

Telephone Redemptions. If the proceeds of the redemption are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor, guardian and custodian account holders, provided the trustee, executor guardian or custodian is named in the account registration. Other institutional account holders may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-537-3177. Shares purchased by check or through certain ACH transactions may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificate form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. The Portfolio reserves the right to terminate or modify this privilege at any time.

Expedited Wire Transfer Redemptions. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares can be redeemed and proceeds sent by a federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to 12:00 noon Eastern time will result in shares being redeemed that day and normally the proceeds will be sent to the designated account that day. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-537-3177 or in writing, subject to the limitations on liability. The Portfolio is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Portfolio currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum. To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above, or contact the firm through which shares of the Portfolio were purchased. Shares purchased by check or through certain ACH transactions may not be redeemed by wire transfer until the shares have been owned for at least 10 days. Account holders may not use this procedure to redeem shares held in certificate form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited wire transfer redemption privilege. The Portfolio reserves the right to terminate or modify this privilege at any time.


Redemptions By Draft (Managed Shares Only). Upon request, shareholders will be provided with drafts to be drawn on the Portfolio ("Redemption Checks"). These Redemption Checks may be made payable to the order of any person for not more than $5 million. Shareholders should not write Redemption Checks in an amount less than $1,000. If the check is less than $1,000 a $10 service fee will be charged as described below. When a Redemption Check is presented for payment, a sufficient number of full and fractional shares in the shareholder's account will be redeemed as of the next determined net asset value to cover the amount of the Redemption Check. This will enable the shareholder to continue earning dividends until the Portfolio receives the Redemption Check. A shareholder wishing to use this method of redemption must complete and file an Account Application which is available from the Portfolio or firms through which shares were purchased. Redemption Checks should not be used to close an account since the account normally includes accrued but unpaid dividends. The Portfolio reserves the right to terminate or modify this privilege at any time. This privilege may not be available through some firms that distribute shares of the Portfolio. In addition, firms may impose minimum balance requirements in order to offer this feature. Firms may also impose fees to investors for this privilege or establish variations of minimum check amounts if approved by the Portfolio.


Unless one signer is authorized on the Account Application, Redemption Checks must be signed by all account holders. Any change in the signature authorization must be made by written notice to the Shareholder Service Agent. Shares purchased by check or through certain ACH transactions may not be redeemed by Redemption Check until the shares have been on the Portfolio's books for at least 10 days. Shareholders may not use this procedure to redeem shares held in certificate form. The Portfolio reserves the right to terminate or modify this privilege at any time.

The Portfolio may refuse to honor Redemption Checks whenever the right of redemption has been suspended or postponed, or whenever the account is otherwise impaired. A $10 service fee will be charged when a Redemption Check is presented to redeem Portfolio shares in excess of the value of the Portfolio account or in an amount less than $1,000;

when a Redemption Check is presented that would require redemption of shares that were purchased by check or certain ACH transactions within 10 days; or when "stop payment" of a Redemption Check is requested.

Special Features. Certain firms that offer Shares of the Portfolio also provide special redemption features through charge or debit cards and checks that redeem Portfolio Shares. Various firms have different charges for their services. Shareholders should obtain information from their firm with respect to any special redemption features, applicable charges, minimum balance requirements and special rules of the cash management program being offered.

Internet access


World Wide Web Site Kemper maintains a website that is http://www.kemper.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Kemper investor relations department via e-mail. The site also enables users to access or view fund prospectuses. Users can fill out new account forms on-line, order free software, and request literature on funds.


DIVIDENDS, NET ASSET VALUE AND TAXES


Dividends. Dividends are declared daily and paid monthly. Shareholders will receive dividends in additional shares unless they elect to receive cash. Dividends will be reinvested monthly in shares of a Portfolio at the net asset value normally on the last business day of the month. The Portfolio will pay shareholders who redeem their entire accounts all unpaid dividends at the time of the redemption not later than the next dividend payment date. Upon written request to the Shareholder Service Agent, a shareholder may elect to have Portfolio dividends invested without sales charge in shares of another Kemper Mutual Fund offering this privilege at the net asset value of such other fund. See "Special Features -- Exchange Privilege" for a list of such other Kemper Mutual Funds. To use this privilege of investing Portfolio dividends shares in another Kemper Mutual Fund, shareholders must maintain a minimum account value of $100,000 and $1,000,000 for the Managed and Institutional Shares of the Portfolio, respectively, and must maintain a minimum account value of $1,000 in the fund in which dividends are reinvested.


The Portfolio calculates its dividends based on its daily net investment income. For this purpose, the net investment income of the Portfolio consists of (a) accrued interest income plus or minus amortized discount or premium, excluding market discount for the Portfolio, (b) plus or minus all short-term realized gains and losses on investments and (c) minus accrued expenses allocated to the Portfolio. Expenses of the Portfolio are accrued each day. While the Portfolio's investments are valued at amortized cost, there will be no unrealized gains or losses on such investments. However, should the net asset value of the Portfolio deviate significantly from market value, the Board of Trustees could decide to value the investments at market value and then unrealized gains and losses would be included in net investment income above. Dividends are reinvested monthly and shareholders will receive monthly confirmations of dividends and of purchase and redemption transactions except that confirmations of dividend reinvestment for Individual Retirement Accounts and other fiduciary accounts for which Investors Fiduciary Trust Company acts as trustee will be sent quarterly.

If the shareholder elects to receive dividends in cash, checks will be mailed monthly, within five business days of the reinvestment date (described below), to the shareholder or any person designated by the shareholder. At the option of the shareholder, cash dividends may be sent by Federal Funds wire. Shareholders may request to have dividends sent by wire on the Account Application or by contacting the Shareholder Service Agent (see "Purchase of Shares"). The Portfolio reinvests dividend checks (and future dividends) in shares of the Portfolio if checks are returned as undeliverable. Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of the Portfolio unless the shareholder requests that such policy not be applied to the shareholder's account.

Net Asset Value. As described in the prospectus, the Portfolio values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. Calculations are made to compare the value of the Portfolio's investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and the Portfolio's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of the Trust believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If the Portfolio's net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of the Trust might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if the Portfolio's net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees of the Trust might supplement dividends in an effort to maintain the net asset value at $1.00 per share. Redemption orders received in connection with the administration of checkwriting programs by certain dealers or other financial services firms prior to the determination of the Portfolio's net asset value also may be processed on a confirmed basis in accordance with the procedures established by KDI.

TAXES

The Portfolio intends to continue to qualify under the Code as a regulated investment company and, if so qualified, will not be liable for Federal income taxes to the extent its earnings are distributed. The Portfolio also intends to meet the requirements of the Code applicable to regulated investment companies distributing tax-exempt interest dividends and, accordingly, dividends representing net interest received on Municipal Securities will not be included by shareholders in their gross income for Federal income tax purposes, except to the extent such interest is subject to the alternative minimum tax as discussed below. Dividends representing taxable net investment income (such as net
interest   income  from  temporary   investments  in  obligations  of  the  U.S.
Government) and net short-term capital gains, if any, are taxable to shareholders as ordinary income. Net interest on certain "private activity bonds" issued on or after August 8,1986 is treated as an item of tax preference and may, therefore, be subject to both the individual and corporate alternative minimum tax. To the extent provided by regulations to be issued by the Secretary of the Treasury, exempt-interest dividends from the Portfolio are to be treated as interest on private activity bonds in proportion to the interest income the Portfolio receives from private activity bonds, reduced by allowable deductions. For the 1998 calendar year 19% of the net interest income was derived from "private activity bonds. "

Exempt-interest dividends, except to the extent of interest from "private activity bonds," are not treated as a tax-preference item. For a corporate shareholder, however, such dividends will be included in determining such corporate shareholder's "adjusted current earnings." Seventy-five percent of the excess, if any, of "adjusted current earnings" over the corporate shareholder's other alternative minimum taxable income with certain adjustments will be a tax-preference item. Corporate shareholders are advised to consult their tax advisers with respect to alternative minimum tax consequences.

Shareholders  will be required to disclose on their  Federal  income tax returns
the  amount  of  tax-exempt   interest   earned   during  the  year,   including
exempt-interest dividends received from the Portfolio.

Individuals whose modified income exceeds a base amount will be subject to Federal income tax on up to 85% of their Social Security benefits. Modified income includes adjusted gross income, tax-exempt interest, including exempt-interest dividends from the Portfolio, and 50% of Social Security benefits.

The tax exemption of dividends from the Portfolio for Federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. The laws of the several states and local taxing authorities vary with respect to the taxation of such income and shareholders of the Portfolio are advised to consult their own tax advisers as to the status of their accounts under state and local tax laws.

The Portfolio is required by federal income tax law to withhold 31% of taxable dividends paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number) and in certain other circumstances. Trustees of qualified retirement plans and 403(b)(7) accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from IRAs or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account, or IRA. Shareholders should consult their tax advisers regarding the 20% withholding requirement.


Interest on indebtedness which is incurred to purchase or carry shares of a mutual fund which distributes exempt-interest dividends during the year is not deductible for Federal income tax purposes. Further, the Portfolio may not be an appropriate investment for persons who are "substantial users" of facilities financed by industrial development bonds held by the Portfolio or are "related persons" to such users; such persons should consult their tax advisers before investing in the Portfolio.

Shareholders normally will receive monthly confirmations of dividends and of purchase and redemption transactions except that confirmations of dividend reinvestment for IRAs and other fiduciary accounts for which Investors Fiduciary Trust Company serves as trustee will be sent quarterly. Firms may provide varying arrangements with their clients with respect to confirmations. Tax information will be provided annually. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.

PERFORMANCE

From time to time, the Trust may advertise several types of performance information for the Portfolio, including "yield", "effective yield" and "tax equivalent yield". Each of these figures is based upon historical earnings and is not representative of the future performance of the Portfolio. The yield of the Portfolio refers to the net investment income generated by a hypothetical investment in the Portfolio over a specific seven-day period. This net investment income is then annualized, which means that the net investment income generated during the seven-day period is assumed to be generated each week over an annual period and is shown as a percentage of the investment. The effective yield is calculated similarly, but the net investment income earned by the investment is assumed to be compounded when annualized. The effective yield will be slightly higher than the yield due to this compounding effect.


The Advisor, the Portfolio's Principal Underwriter, Kemper Distributors, Inc., the Portfolio's Shareholder Service Agent, Kemper Service Company, and the Portfolio's Accounting Agent, Scudder Fund Accounting Corporation, temporarily have agreed to maintain certain operating expenses of the Portfolio to the extent specified in the prospectus. The performance results noted herein for the Portfolio would have been lower had certain expenses not been capped.

The Portfolio's seven-day yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. Under that method, the yield quotation is based on a seven-day period and is computed for the Portfolio as follows. The first calculation is net investment income per share, which is accrued interest on portfolio securities, plus or minus amortized discount or premium, less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculations. For the period ended April 30, 2000, the Portfolio's Institutional Shares seven-day yield was 4.26%, and the Managed Shares seven-day yield was 4.02%.

The Portfolio's seven-day effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the seven-day effective yield is:
(seven-day  base
period return +1)365/7 - 1. The Portfolio may also advertise a thirty-day effective yield in which case the formula is (thirty-day base period return +1)365/30 - 1. For the period ended April 30, 2000, the Portfolio's Institutional Shares' seven-day effective yield was 4.35%, and the Managed Shares' seven-day effective yield was 4.10%.


The tax equivalent yield of the Portfolio is computed by dividing that portion of the Portfolio's yield (computed as described above) which is tax-exempt by (one minus the stated Federal income tax rate) and adding the product to that portion, if any, of the yield of the Portfolio that is not tax-exempt.

The Portfolio's yield fluctuates, and the publication of an annualized yield quotation is not a representation as to what an investment in the Portfolio will actually yield for any given future period. Actual yields will depend not only on changes in interest rates on money market instruments during the period in which the investment in the Portfolio is held, but also on such matters as Portfolio expenses.

Investors have an extensive choice of money market funds and money market deposit accounts and the information below may be useful to investors who wish to compare the past performance of the Portfolio with that of its competitors. Past performance cannot be a guarantee of future results.

The Portfolio may depict the historical performance of the securities in which the Portfolio may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments performance indexes of those investments or economic indicators. A Portfolio may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Portfolio.

Investors also may want to compare the Portfolio's performance to that of U.S. Treasury bills or notes because such instruments represent alternative income producing products. Treasury obligations are issued in selected denominations. Rates of U.S. Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S. Treasury. The market value of such instruments generally will fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Generally, the values of obligations with shorter maturities will fluctuate less than those with longer maturities. The Portfolio's yield will fluctuate. Also, while the Portfolio seeks to maintain a net asset value per share of $1.00, there is no assurance that it will be able to do so

Tax-Exempt versus Taxable Yield. You may want to determine which investment -- tax-exempt or taxable -- will provide you with a higher after-tax return. To determine the taxable equivalent yield, simply divide the yield from the tax-exempt investment by the sum of [1 minus your marginal tax rate]. The tables below are provided for your convenience in making this calculation for selected tax-exempt yields and taxable income levels. These yields are presented for purposes of illustration only and are not representative of any yield that the Tax-Exempt Portfolio may generate. Both tables are based upon current law as to the 1999 tax rate schedules.

Taxable Equivalent Yield Table For Persons Whose Adjusted Gross Income Is Under $126,600


                                                                           A Tax-Exempt Yield of:
      Single              Joint              Your Marginal         2%     3%     4%     5%     6%     7%

Taxable Income                             Federal Tax Rate        Is Equivalent to a Taxable Yield of:
--------------                             ----------------        ------------------------------------

$25,750-$62,450    $43,050-$104,050               28.0%            2.78   4.17   5.56  6.94    8.33   9.72
Over $62,450       Over $104,050                  31.0             2.90   4.35   5.80  7.25    8.70  10.14



Taxable  Equivalent  Yield Table For Persons Whose Adjusted Gross Income Is Over
$126,600


                                       19

                                                                        +   A Tax-Exempt Yield of:
         Single                 Joint           Your Marginal      2%     3%     4%    5%     6%      7%

Taxable Income                                Federal Tax Rate     Is Equivalent to a Taxable Yield of:
--------------                                ----------------     ------------------------------------

    $62,450-$130,250      $104,050-$158,550          31.9%        2.94   4.41   5.87  7.34   8.81   10.28
   $130,250-$283,150      $158,550-$283,150          37.1         3.18   4.77   6.36  7.95   9.54   11.13
     Over $283,150          Over $283,150            40.8         3.38   5.07   6.76  8.45  10.14   11.82

* This table assumes a decrease of $3.00 of itemized deductions for each $100 of adjusted gross income over $126,600. For a married couple with adjusted gross income between $189,950 and $312,450 (single between $126,600 and $249,100), add 0.7% to the above Marginal Federal Tax Rate for each personal and dependency exemption. The taxable equivalent yield is the tax-exempt yield divided by: 100% minus the adjusted tax rate. For example, if the table tax rate is 37.1% and you are married with no dependents, the adjusted tax rate is 38.5% (37.1% + 0.7% + 0.7%). For a tax-exempt yield of 6%, the taxable equivalent yield is about 9.8% (6% / (100%-38.5%)).

OFFICERS AND TRUSTEES

The officers and trustees of the Trust, their birthdates, their principal occupations and their affiliations, if any, with the Advisor and KDI, are listed below. All persons named as officers and trustees also serve in similar capacities for other funds advised by the Advisor:


JOHN W. BALLANTINE (2/16/46), Trustee, 1500 North Lake Shore Drive, Chicago, Illinois; First Chicago NBD Corporation/The First National Bank of Chicago:
1996-1998 Executive Vice President and Chief Risk Management Officer; 1995-1996 Executive Vice President and Head of International Banking; 1992-1995 Executive Vice President, Chief Credit and Market Risk Officer.

LEWIS A. BURNHAM (1/8/33), Trustee, 16410 Avila Boulevard, Tampa, Florida; Retired; formerly, Partner, Business Resources Group; formerly, Executive Vice President, Anchor Glass Container Corporation.


LINDA  C.  COUGHLIN  (1/1/52)  Trustee,   Two   International   Place,   Boston,
Massachusetts; Managing Director, Scudder Kemper.


DONALD L.  DUNAWAY  (3/8/37),  Trustee,  7515  Pelican  Bay  Boulevard,  Naples,
Florida; Retired; formerly, Executive Vice President, A.O. Smith Corporation (diversified manufacturer).

ROBERT B. HOFFMAN (12/11/36), Trustee, 1530 North State Parkway, Chicago, Illinois; Chairman, Harnischfeger Industries, Inc. (machinery for the mining and paper industries); formerly, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products); formerly, Vice President, Head of International Operations, FMC Corporation (manufacturer of machinery and chemicals).

DONALD R. JONES (1/17/30), Trustee, 182 Old Wick Lane, Inverness, Illinois; Retired; Director, Motorola, Inc. (manufacturer of electronic equipment and components); formerly, Executive Vice President and Chief Financial Officer, Motorola, Inc.

SHIRLEY D. PETERSON (9/3/41), Trustee, 401 Rosemont Avenue, Frederick, Maryland; President, Hood College; formerly, Partner, Steptoe & Johnson (attorneys); prior thereto, Commissioner, Internal Revenue Service; prior thereto, Assistant Attorney General, U.S. Department of Justice; Director, Bethlehem Steel Corp.

WILLIAM P. SOMMERS (7/22/33), Trustee, 24717 Harbour View Drive, Ponte Vedra Beach, Florida; Consultant and Director, SRI Consulting; prior thereto President and Chief Executive Officer, SRI International (research and development); prior thereto, Executive Vice President, Iameter (medical information and educational service provider); prior thereto, Senior Vice President and Director, Booz, Allen & Hamilton Inc. (management consulting firm); Director, PSI Inc., Evergreen Solar, Inc. and Litton Industries.

MARK S. CASADY  (9/21/60),  President*,  345 Park  Avenue,  New York,  New York;
Managing  Director,  Advisor;  formerly,   Institutional  Sales  Manager  of  an
unaffiliated mutual fund distributor.

PHILIP J. COLLORA (11/15/45), Vice President and Secretary*, 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President and Assistant Secretary, Advisor.

THOMAS W. LITTAUER (4/26/55), Trustee and Vice President *, Two International Place, Boston, Massachusetts; Managing Director, Advisor; formerly, Head of Broker Dealer Division of an unaffiliated investment management firm during 1997; prior thereto, President of Client Management Services of an unaffiliated investment management firm from 1991 to 1996.

ANN M. McCREARY (11/6/56), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Advisor.

KATHRYN L. QUIRK (12/3/52), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Advisor.

FRANK J. RACHWALSKI, JR. (3/26/45), Vice President*, 222 South Riverside Plaza, Chicago, Illinois; Managing Director, Advisor.

LINDA J. WONDRACK (9/12/64), Vice President*, Two International Place, Boston, Massachusetts; Senior Vice President, Advisor.

JOHN  R.  HEBBLE  (6/27/58),   Treasurer*,   Two  International  Place,  Boston,
Massachusetts; Senior Vice President, Advisor.

BRENDA LYONS (2/21/63), Assistant Treasurer*, Two International Place, Boston, Massachusetts; Senior Vice President, Advisor.

CAROLINE PEARSON (4/1/62), Assistant Secretary*, Two International Place, Boston, Massachusetts; Senior Vice President, Advisor; formerly, Associate, Dechert Price & Rhoads (law firm) 1989 to 1997.

MAUREEN  E. KANE  (2/14/62),  Assistant  Secretary*,  Two  International  Place,
Boston, Massachusetts; Vice President, Advisor; formerly, Assistant Vice President of an unaffiliated investment management firm; prior thereto, Associate Staff Attorney of an unaffiliated investment management firm; Associate, Peabody & Arnold (law firm).


Unless otherwise stated, all the Trustees and officers have been associated with their respective companies for more than five years, but not necessarily in the same capacity.


* Interested persons as defined in the 1940 Act.

The trustees and officers who are "interested persons" as designated above receive no compensation from the Trust. The table below shows amounts paid or accrued to those trustees who are not designated "interested persons" during the Trust's fiscal year ended April 30, 2000 and the total compensation that the Trust paid to each trustee during the calendar year 1999 for all Scudder Kemper Funds.

                                                         Total Compensation
                              Aggregate               Scudder Kemper Funds Paid
Name of Trustee         Compensation From Trust             To Trustees(2)
---------------         -----------------------             --------------


John W. Ballantine              $3,572                          $57,230
Lewis A. Burnham                $5,464                          $89,340
Donald L. Dunaway (1)           $6,000                         $125,900
Robert B. Hoffman               $5,392                         $109,000
Donald R. Jones                 $5,433                         $114,200
Shirley D. Peterson             $5,043                         $114,000
William P. Sommers              $5,043                         $109,000

(1) Includes deferred fees, pursuant to deferred compensation agreements with the Trust, deferred amounts accrue interest monthly at a rate approximate to the yield of Zurich Money Funds -- Zurich Money Market Fund. Total deferred fees (including interest thereon) payable from the Trust to Mr Dunaway for the latest and all prior fiscal years are $22,000 and $16,500.

(2) Includes compensation for service on the Boards of 25 Kemper funds with 41 fund portfolios. Each trustee currently serves as trustee of 27 Kemper Funds with 46 fund portfolios.


On June 30, 2000, the officers and trustees of the Trust, as a group, owned less than 1% of the then outstanding shares of the Portfolio. No person owned of record 5% or more of the outstanding shares of any class of any Portfolio, except the persons indicated in the chart below owned more than 5 percent of the shares of the portfolio.



------------------------------------- ----------------------------------- -----------------------------------
Name And Address                      % Owned                             Portfolio
------------------------------------- ----------------------------------- -----------------------------------
May Financial Corp.                   5.06%                               Cash Account Trust/Govt.
For the benefit of customers                                              Securities Portfolio
8333 Douglas Avenue
Dallas, Texas 75225
------------------------------------- ----------------------------------- -----------------------------------
Joan Lawton Oppenheimer               6.12%                               Cash Account Trust/Tax Exempt
1 New York Plaza                                                          Portfolio
New York, NY 10004
------------------------------------- ----------------------------------- -----------------------------------



SPECIAL FEATURES


Exchange Privilege. Subject to the limitations described below, Class A shares (or the equivalent) of the following Kemper Mutual Funds may be exchanged for each other at their relative net asset values: Kemper Technology Fund, Kemper Total Return Fund, Kemper Growth Fund, Kemper Small Capitalization Equity Fund, Kemper Income and Capital Preservation Fund, Kemper Municipal Bond Fund, Kemper Strategic Income Fund, Kemper High Yield Series, Kemper U.S. Government Securities Fund, Kemper International Fund, Kemper State Tax-Free Income Series, Kemper Short-Term U.S. Government Fund, Kemper Blue Chip Fund, Kemper Global Income Fund, Kemper Target Equity Fund (series are subject to a limited offering period), Kemper Intermediate Municipal Bond Fund, Kemper Cash Reserves Fund, Kemper U.S. Mortgage Fund, Kemper Value Series, Inc., Kemper Value Plus Growth Fund, Kemper Horizon Fund, Kemper New Europe Fund, Inc., Kemper Asian Growth Fund, Kemper Aggressive Growth Fund, Kemper Global/International Series, Inc., Kemper Securities Trust and Kemper Equity Trust ("Kemper Mutual Funds") and certain "Money Market Funds" (Zurich Money Funds, Zurich Yieldwise Money Fund, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash

Trust). Shares of Money Market Funds and Kemper Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. In addition, shares of a Kemper Mutual Fund in excess of $1,000,000 (except Money Market Fund and Kemper Cash Reserves Fund) acquired by exchange from another Fund may not be exchanged thereafter until they have been owned for 15 days (the "15-Day Hold Policy"). In addition to the current limits on exchanges of shares with a value over $1,000,000, shares of a Kemper Fund with a value of $1,000,000 or less (except Money Market Fund and Kemper Cash Reserves Fund) acquired by exchange from another Kemper Fund, or from a Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days, if, in the investment manager's judgment, the exchange activity may have an adverse effect on the fund. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Kemper Fund and therefore may be subject to the 15-day hold policy. For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, discretion or advice, including without limitation accounts administered by a financial services firm offering market timing, asset allocation or similar services. Series of Kemper Target Equity Fund will be available on exchange only during the Offering Period for such series as described in the prospectus for such series. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with KDI with respect to such funds. Exchanges may only be made for funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and the portfolios of Investors Municipal Cash Fund are available for sale in certain states.


The total value of shares being exchanged must at least equal the minimum investment requirement of the fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, financial services firms may charge for their services in expediting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis. Shareholders interested in exercising the exchange privilege may obtain an exchange form and prospectuses of the other funds from financial services firms or KDI. Exchanges also may be authorized by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-537-3177 or in writing subject to the limitations on liability described in the prospectus. Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to implement the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as otherwise permitted by applicable regulation, 60 days' prior written notice of any termination or material change will be provided.

Systematic Withdrawal Program (Managed Shares Only). An owner of $5,000 or more of the Portfolio's shares may provide for the payment from the owner's account of any requested dollar amount up to $50,000 to be paid to the owner or the owner's designated payee monthly, quarterly, semi-annually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. Dividend distributions will be reinvested automatically at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested, redemptions for the purpose of making such payments may reduce or even exhaust the account. The program may be amended on thirty days notice by the Portfolio and may be terminated at any time by the shareholder or the Portfolio. Firms provide varying arrangements for their clients to redeem shares of the Portfolio on a periodic basis. Such firms may independently establish minimums for such services.

Tax-Sheltered Retirement Programs. The Shareholder Service Agent provides retirement plan services and documents and KDI can establish your account in any of the following types of retirement plans:

         o Individual Retirement Accounts (IRAs) trusteed by Investors Fiduciary Trust Company ("IFTC"). This includes Simplified
                  Employee Pension Plan (SEP) IRA accounts and prototype documents.

         o        403(b) Custodial  Accounts also trusteed by IFTC. This type of
                  plan  is   available   to   employees   of   most   non-profit
                  organizations.

         o        Prototype money purchase pension and profit-sharing  plans may
                  be  adopted  by  employers.   The  maximum   contribution  per
                  participant is the lesser of 25% of compensation or $30,000.

Brochures describing the above plans as well as providing model defined benefit plans, target benefit plans, 457 plans, 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. The brochures for plans trusteed by IFTC describe the current fees payable to IFTC for its services as trustee. Investors should consult with their own tax advisers before establishing a retirement plan.

Electronic Funds Transfer Programs. For your convenience, the Trust has established several investment and redemption programs using electronic funds transfer via the Automated Clearing House (ACH). There is currently no charge by the Trust for these programs. To use these features, your financial institution (your employer's financial institution in the case of payroll deposit) must be affiliated with an Automated Clearing House (ACH). This ACH affiliation permits the Shareholder Service Agent to electronically transfer money between your bank account, or employer's payroll bank in the case of Direct Deposit, and your account. Your bank's crediting policies of these transferred funds may vary. These features may be amended or terminated at any time by the Trust. Shareholders should contact Kemper Service Company at 1-800-621-1048 or the financial services firm through which their account was established for more information. These programs may not be available through some firms that distribute shares of the Portfolio.

SHAREHOLDER RIGHTS

The Trust generally is not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which shareholder approval is required by the 1940 Act; (c) any termination of the Trust to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Trust or any Portfolio, establishing the Portfolio, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Trust, or any registration of the Trust with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) the Trust will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of the Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of the Portfolio could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of the Portfolio and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any Portfolio or class) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Trust. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the trustees. Moreover, the Declaration of Trust provides for indemnification out of Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust and the Trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by the Advisor remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations.

APPENDIX -- RATINGS OF INVESTMENTS

COMMERCIAL PAPER RATINGS

A-1, A-2, Prime-1, Prime-2 and Duff 1, Duff 2 Commercial Paper Ratings

Commercial paper rated by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. Among the factors considered by them in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1, 2 or 3.

The rating Duff-1 is the highest commercial paper rating assigned by Duff & Phelps Inc. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors that are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

MIG-1 and MIG-2 Municipal Notes

Moody's Investors Service, Inc.'s ratings for state and municipal notes and other short-term loans will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Loans designated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans designated MIG-2 are of high quality, with margins of protection ample although not so large as in the preceding group.

STANDARD & POOR'S CORPORATION BOND RATINGS, CORPORATE BONDS

AAA. This is the highest rating assigned by Standard & Poor's Corporation to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

MOODY'S INVESTORS SERVICE, INC. BOND RATINGS

Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

DUFF & PHELP'S INC. BOND RATINGS

AAA -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                       STATEMENT OF ADDITIONAL INFORMATION
                                 August 1, 2000

                          Premier Money Market Shares:


                               Cash Account Trust
                             Money Market Portfolio
                         Government Securities Portfolio
                              Tax-Exempt Portfolio

                              Investors Cash Trust
                                Treasury Portfolio
             (each, a "Portfolio" and collectively, the "Portfolios")


                222 South Riverside Plaza, Chicago, Illinois 60606
                                 1-800-231-8568


This combined Statement of Additional Information contains information about the Premier Money Market Shares of the Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio, each a series of Cash Account Trust and the Premier Money Market Shares of the Treasury Portfolio, a series of Investors Cash Trust. Cash Account Trust and Investors Cash Trust (each a "Trust", collectively the "Trusts") are open-end diversified management investment companies. This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of the Premier Money
Market Shares of the Money Market Portfolio, Government Securities Portfolio, Tax-Exempt Portfolio, and Treasury Portfolio (each a "Portfolio", collectively the "Portfolios") dated August 1, 2000. The prospectus may be obtained without charge from the Trusts at the address or telephone number on this cover or the firm from which this Statement of Additional Information was received and is also available along with other related materials at the SEC's Internet web site (http://www.sec.gov). The Portfolio's Annual Report accompanies this Statement of Additional Information, and may eb obtained without charge by calling 1-800-231-8568.



TABLE OF CONTENTS



INVESTMENT RESTRICTIONS.......................................................2

INVESTMENT POLICIES AND TECHNIQUES............................................5

INVESTMENT ADVISER AND SHAREHOLDER SERVICES..................................12

PORTFOLIO TRANSACTIONS.......................................................16

PURCHASE AND REDEMPTION OF SHARES............................................17

DIVIDENDS, NET ASSET VALUE AND TAXES.........................................20

PERFORMANCE..................................................................23

OFFICERS AND TRUSTEES........................................................25

SPECIAL FEATURES.............................................................28

SHAREHOLDER RIGHTS...........................................................30

APPENDIX -- RATINGS OF INVESTMENTS...........................................32

INVESTMENT RESTRICTIONS

The Trusts have each adopted for the Portfolios certain investment restrictions which, together with the investment objective and policies of each Portfolio (except for policies designated as non-fundamental and limited in regard to the Tax-Exempt Portfolio to the policies in the first and fifth paragraphs under Investment Policies and Techniques- "Tax-Exempt Portfolio" below), cannot be changed for a Portfolio without approval by holders of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940, as amended (the "1940 Act"), this means the lesser of the vote of (a) 67% of the shares of the Portfolio present at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Portfolio.


Each Trust is an open-end diversified investment management company.


The Money Market Portfolio and the Government Securities Portfolio individually may not:

         (1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Portfolio's assets would be invested in securities of that issuer.

         (2) Purchase more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class.

         (3) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

         (4)      Borrow money except as a temporary  measure for  extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any money market instruments (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Portfolio's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Portfolio will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Portfolio will not borrow for leverage purposes.

         (5) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

         (6)      Write, purchase or sell puts, calls or combinations thereof.

         (7) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Trust or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

         (8) Invest for the purpose of exercising control or management of another issuer.

         (9) Invest in commodities or commodity futures contracts or in real estate (or real estate limited partnerships), although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

         (10) Invest in interests in oil, gas or other mineral exploration or development programs or leases, although it may invest in the securities of issuers which invest in or sponsor such programs.

         (11) Underwrite securities issued by others except to the extent the Portfolio may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

         (12)     Issue senior securities as defined in the 1940 Act.

Additionally, the Money Market Portfolio may not:

         (13) Concentrate 25% or more of the value of the Portfolio's assets in any one industry; provided, however, that (a) the Portfolio reserves freedom of action to invest up to 100% of its assets in obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities in accordance with its investment objective and policies and (b) the Portfolio will invest at least 25% of its assets in obligations issued by banks in accordance with its investment objective and policies. However, the Portfolio may, in the discretion of its investment adviser, invest less than 25% of its assets in obligations issued by banks whenever the Portfolio assumes a temporary defensive posture.

With regard to restriction #13, for purposes of determining the percentage of the Portfolio's total assets invested in securities of issuers having their principal business activities in a particular industry, asset backed securities will be classified separately, based on the nature of the underlying assets. Currently, the following categories are used: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending.

The Tax-Exempt Portfolio may not:

         (1) Purchase securities if as a result of such purchase more than 25% of the Portfolio's total assets would be invested in any industry or in any one state. Municipal Securities and obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities are not considered an industry for purposes of this restriction.

         (2) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer. For purposes of this limitation, the Portfolio will regard the entity that has the primary responsibility for the payment of interest and principal as the issuer.

         (3) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

         (4)      Borrow money except as a temporary  measure for  extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any money market instruments (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Portfolio's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Portfolio will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Portfolio will not borrow for leverage purposes.

         (5) Make short sales of securities or purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.

         (6) Write, purchase or sell puts, calls or combinations thereof, although the Portfolio may purchase Municipal Securities subject to Standby Commitments in accordance with its investment objective and policies.

         (7) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Trust or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

         (8) Invest for the purpose of exercising control or management of another issuer.

         (9) Invest in commodities or commodity futures contracts or in real estate (or real estate limited partnerships) except that the Portfolio may invest in Municipal Securities secured by real estate or interests therein.

         (10) Invest in interests in oil, gas or other mineral exploration or development programs or leases, although it may invest in Municipal Securities of issuers which invest in or sponsor such programs or leases.

         (11) Underwrite securities issued by others except to the extent the Portfolio may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

         (12)     Issue senior securities as defined in the 1940 Act.

The Treasury Portfolio may not:

         (1)      Borrow money,  except as permitted  under the 1940 Act, and as
                  interpreted  or  modified  by  regulatory   authority   having
                  jurisdiction, from time to time;

         (2) Issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         (3) Concentrate its investments in a particular industry, as that term is used in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;


         (4) Engage in the business of underwriting securities issued by others, except to the extent that the Portfolio may be deemed to be an underwriter in connection with the disposition of portfolio securities;

         (5) Purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Portfolio reserves freedom of action to hold and to sell real estate acquired as a result of the Portfolio's ownership of securities;


         (6)      Purchase  physical   commodities  or  contracts   relating  to
                  physical commodities; or

         (7)      Make loans,  except as  permitted  under the 1940 Act,  and as
                  interpreted  or  modified  by  regulatory   authority   having
                  jurisdiction, from time to time.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The
Portfolios did not borrow in the latest fiscal period and have no present intention of borrowing during the coming year as permitted under each portfolio's investment restriction relating to borrowing. In any event, borrowings would only be made as permitted by such restrictions. The Tax-Exempt Portfolio may invest more than 25% of its total assets in industrial development bonds.

The  Money  Market  Portfolio  and the  Government  Securities  Portfolio,  as a
non-fundamental   policy  that  may  be  changed   without   shareholder   vote,
individually may not:

         (i) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

The Tax-Exempt Portfolio, as a non-fundamental policy that may be changed without shareholder vote, may not:

         (i) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

The Treasury Portfolio, as a non-fundamental policy that may be changed without shareholder vote, may not:

         (i) Borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes.

         (ii) Lend portfolio securities in an amount greater than 5% of its total assets.

         (iii)    Invest more than 10% of net assets in illiquid securities.



INVESTMENT POLICIES AND TECHNIQUES

Descriptions in this Statement of Additional Information of a particular investment practice or technique in which a Portfolio may engage or a financial instrument which a Portfolio may purchase are meant to describe the spectrum of investments that Scudder Kemper Investments, Inc. (the "Adviser"), in its discretion, might, but is not required to, use in managing a Portfolio's assets. The Adviser may, in its discretion, at any time, employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of a Portfolio, but, to the extent employed, could, from time to time, have a material impact on a Portfolio's performance.

The Portfolios described in this Statement of Additional Information seek to provide maximum current income consistent with the stability of capital. Each Portfolio is managed to maintain a net asset value of $1.00 per share.


Each Trust is a money market mutual fund designed to provide its shareholders with professional management of short-term investment dollars. Each Trust is designed for investors who seek maximum current income consistent with stability of capital. Each Trust pools individual and institutional investors' money that it uses to buy high quality money market instruments. Each Trust is a series investment company that is able to provide investors with a choice of separate investment portfolios. Cash Account Trust currently offers three investment portfolios: the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio. Investors Cash Trust currently offers two investment portfolios: the Government Securities Portfolio (which is not offered in this Statement of Additional Information) and the Treasury Portfolio. Because each Portfolio combines its shareholders' money, it can buy and sell large blocks of securities, which reduces transaction costs and maximizes yields. Each Trust is managed by investment professionals who analyze market trends to take advantage of changing conditions and who seek to minimize risk by diversifying each Portfolio's investments. A Portfolio's investments are subject to price fluctuations resulting from rising or declining interest rates and are subject to the ability of the issuers of such investments to make payment at maturity. However, because of their short maturities, liquidity and high quality ratings, high quality money market instruments, such as those in which the Portfolios invest, are generally considered to be among the safest available. Thus, each Portfolio is designed for investors who want to avoid the fluctuations of principal commonly associated with equity or long-term bond investments. There can be no guarantee that a Portfolio will achieve its objective or that it will maintain a net asset value of $1.00 per share.


Money Market Portfolio. The Portfolio seeks maximum current income consistent with stability of capital. The Portfolio pursues its objective by investing exclusively in the following types of U.S. Dollar-denominated money market instruments that mature in 12 months or less:

1. Obligations of, or guaranteed by, the U.S. or Canadian governments, their agencies or instrumentalities.

2. Bank certificates of deposit, time deposits or bankers' acceptances of U.S. banks (including their foreign branches) and Canadian chartered banks having total assets in excess of $1 billion.

3. Bank certificates of deposit, time deposits or bankers' acceptances of foreign banks (including their U.S. and foreign branches) having total assets in excess of $10 billion.

4. Commercial paper, notes, bonds, debentures, participation certificates or other debt obligations that (i) are rated high quality by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), or Duff & Phelps, Inc. ("Duff"); or (ii) if unrated, are determined to be at least equal in quality to one or more of the above ratings in the discretion of the Portfolio's investment adviser. Currently, only obligations in the top two categories are considered to be rated high quality. The two highest rating categories of Moody's, S&P and Duff for commercial paper are Prime-1 and Prime-2, A-1 and A-2 and Duff 1 and Duff 2, respectively. For other debt obligations, the two highest rating categories for such services are Aaa and Aa, AAA and AA and AAA and AA, respectively. For a description of these ratings, see "Appendix-- Ratings of Investments" in this Statement of Additional Information.

5. Repurchase agreements of obligations that are suitable for investment under the categories set forth above. Repurchase agreements are discussed below.

In addition, the Portfolio limits its investments to securities that meet the quality and diversification requirements of Rule 2a-7 under the 1940 Act.

The Portfolio will normally invest at least 25% of its assets in obligations issued by banks; provided, however, the Portfolio may in the discretion of the Portfolio's investment adviser temporarily invest less than 25% of its assets in such obligations whenever the Portfolio assumes a defensive posture. Investments by the Portfolio in Eurodollar certificates of deposit issued by London branches of U.S. banks, or obligations issued by foreign entities, including foreign banks, involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest payments, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect payment of principal or interest. The market for such obligations may be less liquid and, at times, more volatile than for securities of domestic branches of U.S. banks. Additionally, there may be less public information available about foreign banks and their branches. The profitability of the banking industry is dependent largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in banking operations. As a result of Federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amounts they can loan to a single borrower and subject to other regulations designed to promote financial soundness. However, not all such laws and regulations apply to the foreign branches of domestic banks. Foreign branches of foreign banks are not regulated by U.S. banking authorities, and generally are not bound by accounting, auditing and financial reporting standards comparable to U.S. banks. Bank obligations held by the Portfolio do not benefit materially from insurance from the Federal Deposit Insurance Corporation.

The Portfolio may invest in commercial paper issued by major corporations under the Securities Act of 1933 in reliance on the exemption from registration afforded by Section 3(a)(3) thereof. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers and individual investor participation in the commercial paper market is very limited. The Portfolio also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration that is afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Portfolio who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Portfolio through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) paper, thus providing liquidity. The Portfolio's investment adviser considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to procedures approved by the Board of Trustees of the Trust, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the 10% limitation on illiquid securities discussed below. The Portfolio's investment adviser monitors the liquidity of the Portfolio's investments in Section 4(2) paper on a continuous basis.

The Portfolio may invest in high quality participation certificates ("certificates") representing undivided interests in trusts that hold a portfolio of receivables from consumer and commercial credit transactions, such as transactions involving consumer revolving credit card accounts or commercial revolving credit loan facilities. The receivables would include amounts charged for goods and services, finance charges, late charges and other related fees and charges. Interest payable on the certificates may be fixed or may be adjusted periodically or "float" continuously according to a formula based upon an objective standard such as the 30-day commercial paper rate ("Variable Rate Securities"). A trust may have the benefit of a letter of credit from a bank at a level established to satisfy rating agencies as to the credit quality of the assets supporting the payment of principal and interest on the certificates. Payments of principal and interest on the certificates would be dependent upon the underlying receivables in the trust and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of certificates is based primarily upon the value of the receivables held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the trust. The Portfolio's investment adviser considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a certificate and in determining whether the certificate is appropriate for investment by the Portfolio. Collection of receivables in the trust may be affected by various social, legal and economic factors affecting the use of credit and repayment patterns, such as changes in consumer protection laws, the rate of inflation, unemployment levels and relative interest rates. It is anticipated that for most publicly offered certificates there will be a liquid secondary market or there may be demand features enabling the Portfolio to readily sell its certificates prior to maturity to the issuer or a third party. While the Portfolio may invest without limit in certificates, it is currently anticipated that such investments will not exceed 25% of the Portfolio's assets.


Government Securities Portfolio. The Portfolio seeks to provide maximum current income consistent with stability of capital. The Portfolio pursues its objective by investing exclusively in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements backed by such obligations. All such securities purchased mature in 12 months or less. Some securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, such as those issued by the Federal Home Loan Bank, and others (that are backed by the full faith and credit of the U.S. Government). Short-term U.S. Government obligations generally are considered to be the safest short-term investment. The U.S. Government guarantee of the securities owned by the Portfolio, however, does not guarantee the net asset value of its shares, which the Portfolio seeks to maintain at $1.00 per share. Also, with respect to securities supported only by the credit of the issuing agency or instrumentality or that are backed by the full faith and credit of the U.S. Government., there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Tax-Exempt Portfolio. The Portfolio seeks to provide maximum current income that is exempt from Federal income taxes to the extent consistent with stability of capital. The Portfolio pursues its objective primarily through a professionally managed, diversified portfolio of short-term high quality tax-exempt municipal obligations. Under normal market conditions at least 80% of the Portfolio's total assets will, as a fundamental policy, be invested in obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the income from which is exempt from Federal income tax ("Municipal Securities"). In compliance with the position of the staff of the Securities and Exchange Commission, the Portfolio does not consider "private activity" bonds to be Municipal Securities for purposes of the 80% limitation. This is a fundamental policy so long as the staff maintains its position, after which it would become non-fundamental.


Municipal Securities, such as industrial development bonds, are issued by or on behalf of public authorities to obtain funds for purposes including privately operated airports, housing, conventions, trade shows, ports, sports, parking or pollution control facilities or for facilities for water, gas, electricity or sewage and solid waste disposal. Such obligations, which may include lease arrangements, are included within the term Municipal Securities if the interest paid thereon qualifies as exempt from federal income tax. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Securities, although current Federal tax laws place substantial limitations on the size of such issues.

Municipal Securities which the Portfolio may purchase include, without limitation, debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.

Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of receiving property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality issuing a longer term bond in the future. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as those available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by Fannie Mae or "Ginnie Mae" (the Government National Mortgage Association) at the end of the project construction period.
Pre-refunded municipal bonds are bonds which are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. The Tax-Exempt Portfolio may purchase other Municipal Securities similar to the foregoing, which are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.


The Portfolio will invest only in Municipal Securities that at the time of purchase: (a) are rated within the two highest ratings for Municipal Securities assigned by Moody's (Aaa or Aa) or assigned by S&P (AAA or AA); (b) are guaranteed or insured by the U.S. Government as to the payment of principal and interest; (c) are fully collateralized by an escrow of U.S. Government securities acceptable to the Portfolio's investment adviser; (d) have at the time of purchase Moody's short-term Municipal Securities rating of MIG-2 or higher or a municipal commercial paper rating of P-2 or higher, or S&P's municipal commercial paper rating of A-2 or higher; (e) are unrated, if longer term Municipal Securities of that issuer are rated within the two highest rating categories by Moody's or S&P ; or (f) are determined to be at least equal in quality to one or more of the above ratings in the discretion of the Portfolio's investment adviser. In addition, the Portfolio limits its investments to securities that meet the quality requirements of Rule 2a-7 under the Investment Company Act of 1940. See "Net Asset Value."


Dividends representing net interest income received by the Portfolio on Municipal Securities will be exempt from federal income tax when distributed to the Portfolio's shareholders. Such dividend income may be subject to state and local taxes. The Portfolio's assets will consist of Municipal Securities, taxable temporary investments as described below and cash. The Portfolio considers short-term Municipal Securities to be those that mature in one year or less. Examples of Municipal Securities that are issued with original maturities of one year or less are short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, pre-refunded municipal bonds, warrants and tax-free commercial paper.

Municipal Securities generally are classified as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full credit and taxing power for the payment of principal and interest.
Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Industrial development bonds held by the Portfolio are in most cases revenue bonds and generally are not payable from the unrestricted revenues of the issuer, and do not constitute the pledge of the credit of the issuer of such bonds. Among other types of instruments, the Portfolio may purchase tax-exempt commercial paper, warrants and short-term municipal notes such as tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax payments, the proceeds of bond placements or other revenues. See "Appendix" for a more detailed discussion of the Moody's and S&P ratings outlined above. The Portfolio may invest in short-term "private activity" bonds.

The Portfolio may purchase securities that provide for the right to resell them to an issuer, bank or dealer at an agreed upon price or yield within a specified period prior to the maturity date of such securities. Such a right to resell is referred to as a "Standby Commitment." Securities may cost more with Standby Commitments than without them. Standby Commitments will be entered into solely to facilitate portfolio liquidity. A Standby Commitment may be exercised before the maturity date of the related Municipal Security if the Portfolio's investment adviser revises its evaluation of the creditworthiness of the underlying security or of the entity issuing the Standby Commitment. The Portfolio's policy is to enter into Standby Commitments only with issuers, banks or dealers that are determined by the Portfolio's investment adviser to present minimal credit risks. If an issuer, bank or dealer should default on its obligation to repurchase an underlying security, the Portfolio might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere.

The Portfolio may purchase high quality Certificates of Participation in trusts that hold Municipal Securities. A Certificate of Participation gives the Portfolio an undivided interest in the Municipal Security in the proportion that the Portfolio's interest bears to the total principal amount of the Municipal Security. These Certificates of Participation may be variable rate or fixed rate with remaining maturities of one year or less. A Certificate of Participation may be backed by an irrevocable letter of credit or guarantee of a financial institution that satisfies rating agencies as to the credit quality of the Municipal Security supporting the payment of principal and interest on the Certificate of Participation. Payments of principal and interest would be dependent upon the underlying Municipal Security and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of Certificates of Participation is based primarily upon the rating of the Municipal Security held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the issue. The Portfolio's investment adviser considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a Certificate of Participation and in determining whether the Certificate of Participation is appropriate for investment by the Portfolio. It is anticipated by the Portfolio's investment adviser that, for most publicly offered Certificates of Participation, there will be a liquid secondary market or there may be demand features enabling the Portfolio to readily sell its Certificates of Participation prior to maturity to the issuer or a third party. As to those instruments with demand features, the Portfolio intends to exercise its right to demand payment from the issuer of the demand feature only upon a default under the terms of the Municipal Security, as needed to provide liquidity to meet redemptions, or to maintain a high quality investment portfolio.

The Portfolio may purchase and sell Municipal Securities on a when-issued or delayed delivery basis. A when-issued or delayed delivery transaction arises when securities are bought or sold for future payment and delivery to secure what is considered to be an advantageous price and yield to the Portfolio at the time it enters into the transaction. In determining the maturity of portfolio securities purchased on a when-issued or delayed delivery basis, the Portfolio will consider them to have been purchased on the date when it committed itself to the purchase.

A security purchased on a when-issued basis, like all securities held by the Portfolio, is subject to changes in market value based upon changes in the level of interest rates and investors' perceptions of the creditworthiness of the issuer. Generally such securities will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore if, in order to achieve higher interest income, the Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Portfolio's assets will vary from $1.00 per share because the value of a when-issued security is subject to market fluctuation and no interest accrues to the purchaser prior to settlement of the transaction.

The Portfolio will only make commitments to purchase Municipal Securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Portfolio reserves the right to sell these securities before the settlement date if deemed advisable. The sale of these securities may result in the realization of gains that are not exempt from federal income tax.

In seeking to achieve its investment objective, the Portfolio may invest all or any part of its assets in Municipal Securities that are industrial development bonds. Moreover, although the Portfolio does not currently intend to do so on a regular basis, it may invest more than 25% of its assets in Municipal Securities that are repayable out of revenue streams generated from economically related projects or facilities, if such investment is deemed necessary or appropriate by the Portfolio's investment adviser. To the extent that the Portfolio's assets are concentrated in Municipal Securities payable from revenues on economically related projects and facilities, the Portfolio will be subject to the risks presented by such projects to a greater extent than it would be if the Portfolio's assets were not so concentrated.

From time to time, as a defensive measure or when acceptable short-term Municipal Securities are not available, the Tax-Exempt Portfolio may invest in taxable "temporary investments" that include: obligations of the U.S. Government, its agencies or instrumentalities; debt securities rated within the two highest grades by Moody's or S&P; commercial paper rated in the two highest grades by either of such rating services; certificates of deposit of domestic banks with assets of $1 billion or more; and any of the foregoing temporary investments subject to repurchase agreements. Repurchase agreements are discussed below. Interest income from temporary investments is taxable to shareholders as ordinary income. Although the Portfolio is permitted to invest in taxable securities (limited under normal market conditions to 20% of the Portfolio's total assets), it is the Portfolio's primary intention to generate income dividends that are not subject to federal income taxes.

The Federal bankruptcy statutes relating to the adjustments of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material adverse changes in the rights of holders of obligations issued by such subdivisions or authorities.

Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states and legislation has been introduced to effect changes in public school finances in some states. In other instances, there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or Federal law that ultimately could affect the validity of those Municipal Securities or the tax-free nature of the interest thereon.


Treasury Portfolio. The Treasury Portfolio seeks to provide maximum current income consistent with stability of capital. The Portfolio pursues its objective by investing exclusively in U.S. Treasury bills, notes, bonds and other obligations issued by the U.S. Government and repurchase agreements backed by such securities. All securities purchased mature in 12 months or less. The payment of principal and interest on the securities in the portfolio is backed by the full faith and credit of the U.S. Government. See below for information regarding variable rate securities and repurchase agreements.


There can be no assurance that each Portfolio's objective can be met.

Variable Rate Securities. Each Portfolio may invest in Variable Rate Securities, instruments having rates of interest that are adjusted periodically or that "float" continuously according to formulae intended to minimize fluctuation in values of the instruments. The interest rate of Variable Rate Securities ordinarily is determined by reference to or is a percentage of an objective standard such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Some Variable Rate Demand Securities ("Variable Rate Demand Securities") have a demand feature entitling the purchaser to resell the securities at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest. As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. Each Portfolio determines the maturity of Variable Rate Securities in accordance with Rule 2a-7, which allows each Portfolio to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument .


Borrowing. A Portfolio may not borrow money except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets (5% of total assets for the Treasury Portfolio), in order to meet redemption requests without immediately selling any portfolio securities. Any such borrowings under this provision will not be collateralized. No Portfolio will borrow for leverage purposes.


Repurchase Agreements. Each Portfolio may enter into repurchase agreements with any member bank of the Federal Reserve System or any domestic broker/dealer which is recognized as a reporting Government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations the Portfolios may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's, S&P or Duff.

A repurchase agreement provides a means for a Portfolio to earn taxable income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Portfolio) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Portfolio, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Portfolio together with the repurchase price on the date of repurchase. In either case, the income to a Portfolio (which is taxable) is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry system.


It is not clear whether a court would consider the Obligation purchased by a Portfolio subject to a repurchase agreement as being owned by that Portfolio or as being collateral for a loan by the Portfolio to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Portfolio may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterized the transaction as a loan and a Portfolio has not perfected an interest in the Obligation, that Portfolio may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Portfolio is at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for each Portfolio, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Portfolio may incur a loss if the proceeds to the Portfolio of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), each Portfolio will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Portfolio will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.


A Portfolio will not purchase illiquid securities including repurchase agreements maturing in more than seven days if, as a result thereof, more than 10% of a Portfolio's net assets valued at the time of the transaction would be invested in such securities.


Interfund Lending (Treasury Portfolio Only). The Portfolio has received exemptive relief from the SEC which permits the Portfolio to participate in an interfund lending program among certain investment companies advised by the Adviser. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent the Fund is actually engaged in borrowing through the interfund lending program, the Fund, as a matter of non-fundamental policy, may not borrow for other than temporary or emergency purposes (and not for leveraging).

INVESTMENT ADVISER AND SHAREHOLDER SERVICES


Investment Adviser. Scudder Kemper Investments, Inc. ("Scudder Kemper" or the "Adviser") 345 Park Avenue, New York, New York 10154-0010, is the investment adviser for each Portfolio. Scudder Kemper is approximately 70% owned by Zurich Insurance Company, a leading internationally recognized provider of insurance and financial services in property/casualty and life insurance, reinsurance and structured financial solutions as well as asset management. The balance of Scudder Kemper is owned by Scudder Kemper's officers and employees. Responsibility for overall management of each Portfolio rests with the Board of Trustees and officers. Pursuant to investment management agreements between the Trusts, on behalf of the Portfolios, and Scudder Kemper (the "Agreements"), Scudder Kemper acts as each Portfolio's Adviser, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services, provides shareholder and information services and permits any of its officers or employees to serve without compensation as trustees or officers of each Trust if elected to such positions. Each Trust pays the expenses of its operations, including the fees and expenses of independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, costs of calculating net asset value and maintaining all accounting records related thereto, brokerage commissions or transaction costs, taxes, registration fees, the fees and expenses of qualifying each Trust and its shares for distribution under federal and state securities laws and membership dues in the Investment Company Institute or any similar organization. Each Trust's expenses generally are allocated between the Portfolios of the Trust on the basis of relative net assets at time of allocation, except that expenses directly attributable to a particular Portfolio are charged to that Portfolio.


Each Agreement provides that Scudder Kemper shall not be liable for any error of judgment or of law, or for any loss suffered by the Portfolios in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Scudder Kemper in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the Agreement.

In certain cases the investments for the Portfolios are managed by the same individuals who manage one or more other mutual funds advised by the Adviser that have similar names, objectives and investment styles as the Portfolios. You should be aware that the Portfolios are likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolios can be expected to vary from those of the other mutual funds.

On December 31, 1997, pursuant to the terms of an agreement, Scudder, Stevens & Clark, Inc. ("Scudder"), and Zurich Insurance Company ("Zurich"), formed a new global investment organization by combining Scudder with Zurich Kemper Investments, Inc. ("ZKI") and Zurich Kemper Value Advisors, Inc. ("ZKVA"), former subsidiaries of Zurich. ZKI was the former investment adviser for each Portfolio. Upon completion of the transaction, Scudder changed its name to Scudder Kemper Investments, Inc. As a result of the transaction, Zurich owns approximately 70% of Scudder Kemper, with the balance owned by Scudder Kemper's officers and employees.

On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in the Adviser) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders.

Upon consummation of this transaction, each Portfolio's then current investment management agreement with the Adviser was deemed to have been assigned and, therefore, terminated. The Board approved the Agreements with the Adviser, which are substantially identical to the prior investment management agreements, except for the dates of execution and termination. The Agreements became effective on September 7, 1998, upon the termination of the then current investment management agreements, and were approved at a shareholder meeting held on December 17, 1998.


The Agreements, dated September 7, 1998, were approved by the trustees of each Trust on August 11, 1998. The Agreements will continue in effect each year only if their continuances are approved annually by the vote of a majority of those trustees who are not parties to such Agreements or interested persons of the Adviser or a Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of a Trust's trustees or of a majority of the outstanding voting securities of each Trust. The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminate in the event of its assignment.


If additional Portfolios become subject to the Agreements, the provisions concerning continuation, amendment and termination shall be on a Portfolio by Portfolio basis and the management fee and the expense limitations shall be computed based upon the average daily net assets of all Portfolios subject to the Agreements and shall be allocated among such Portfolios based upon the relative net assets of such Portfolios. Additional Portfolios may be subject to a different agreement.

For the services and facilities furnished to the portfolios of Cash Account Trust (i.e. the Money Market, Government Securities and Tax-Exempt Portfolios), the Portfolios pay a monthly investment management fee on a graduated basis at 1/12 of 0.22% of the first $500 million of combined average daily net assets of such Portfolios, 0.20% of the next $500 million 0.175% of the next $1 billion, 0.16% of the next $1 billion and 0.15% of combined average daily net assets of such Portfolios over $3 billion. The investment management fee is computed based on average daily net assets of the Portfolios and allocated among the Portfolios based upon the relative net assets of each Portfolio. Pursuant to the investment management agreement, the Money Market, Government Securities and Tax-Exempt Portfolios paid the Adviser fees of $8,142,641, $999,952, $833,361, respectively, for the fiscal year ended April 30, 2000; $3,120,000, $1,167,000 and $699,000, respectively, for the fiscal year ended April 30, 1999; and $1,888,000, $1,020,000 and $530,000 respectively, for the fiscal year ended April 30, 1998. The Adviser and certain affiliates have agreed to limit certain operating expenses of the Portfolios to the extent described in the prospectus.. The Adviser absorbed operating expenses for the Money Market, Government Securities and Tax-Exempt Portfolios of $4,053, $454,806, $3,382 for the fiscal year ended April 30, 2000; $2,233,000, $103,000 and $0, respectively, for the fiscal year ended April 30, 1999; and $1,253,000, $281,000 and $100,000, respectively, for the year ended April 30, 1998.

For services and facilities furnished to the portfolios of Investors Cash Trust (i.e. the Treasury Portfolio and the Government Securities Portfolio (which does not offer Premier Money Market Shares)), the Portfolios pay a monthly investment management fee of 1/12 of 0.15% of average daily net assets of such Portfolios. The investment management fee is computed based on the combined average daily net assets of such Portfolios and allocated between the Portfolios based upon the relative net asset levels. Pursuant to the investment management agreement, the Treasury Portfolio incurred investment management fees of $0, $89,000, and $91,000 for the fiscal years ended March 31, 2000, 1999, and 1998, respectively. By contract, the Adviser and certain affiliates have agreed to limit operating expenses of the Premier Money Market Shares of the Treasury Portfolio to 1.00% of average daily net assets of Treasury Portfolio on an annual basis until July 31, 2001. For this purpose, "Portfolio operating expenses" do not include taxes, interest, extraordinary expenses, brokerage commissions or transaction costs.

Certain officers or trustees of the Trusts are also directors or officers of the Adviser as indicated under "Officers and Trustees."

The Funds, or the Adviser (including any affiliate of the Adviser), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are held in an omnibus account.


Code of Ethics. Each Trust, the Adviser and principal underwriter have each adopted codes of ethics under rule 17j-1 of the Investment Company Act. Board members, officers of the Trusts and employees of the Adviser and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Trusts, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Adviser's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Trusts. Among other things, the Adviser's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Adviser's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.


Fund Accounting Agent. Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts 02110, a subsidiary of Scudder Kemper, is responsible for determining the daily net asset value per share of the Portfolios and maintaining all accounting records related hereto. Currently, SFAC receives no fee for its services to the Portfolios; however, subject to Board approval, at some time in the future, SFAC may seek payment for its services under this agreement.

Distributor and Administrator. Pursuant to an underwriting and distribution agreement ("distribution agreement"), Kemper Distributors, Inc. ("KDI"), 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Adviser, serves as distributor and principal underwriter for the Portfolios to provide information and services for existing and potential shareholders. The distribution agreement provides that KDI shall appoint various firms to provide cash management services for their customers or clients through the Portfolios. The firms are to provide such office space and equipment, telephone facilities, personnel and literature distribution as is necessary or appropriate for providing information and services to the firms' clients. Each Portfolio has adopted for the Premier Money Market Shares of each Portfolio a plan in accordance with Rule 12b-1 of the 1940 Act (the "12b-1 Plans"). This rule regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing shares. For its services under the distribution agreement and pursuant to the 12b-1 Plans, each Portfolio pays KDI a distribution services fee, payable monthly, at the annual rate of 0.25% of average daily net assets with respect to the Premier Money Market Shares of the Money Market Portfolio, the Government Securities Portfolio, the Tax-Exempt Portfolio, and the Treasury Portfolio. Expenditures by KDI on behalf of Premier Money Market Shares of each Portfolio need not be made on the same basis that such fees are allocated. The fees are accrued daily as an expense of the Portfolios.


As principal underwriter for the Portfolios, KDI acts as agent of each Portfolio in the sale of that Portfolio's shares. KDI pays all its expenses under the distribution agreement including, without limitation, services fees to firms that provide services related to the Portfolios. Each Trust pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and KDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. KDI also pays for supplementary sales literature and advertising costs.

KDI has entered into related distribution services group agreements ("services agreements") with one firm and anticipates entering into agreements with other firms to provide distribution services for shareholders of the Premier Money Market Shares of each Portfolio. KDI also may provide some of the distribution services for the Premier Money Market Shares of each Portfolio KDI normally pays such firms for services at a maximum annual rate of 0.25% of average daily net assets of those accounts in the Premier Money Market Shares of the Money Market Portfolio, the Government Securities Portfolio, the Tax-Exempt Portfolio, and the Treasury Portfolio that they maintain and service. KDI in its discretion may pay firms additional amounts in connection with some or all of the services described above.

The distribution agreement and the 12b-1 Plans continue in effect from year to year so long as such continuance is approved at least annually by a vote of the Board of Trustees of each Trust, including the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement. The distribution agreement automatically terminates in the event of its assignment and may be terminated at any time without penalty by the Trust or by KDI upon 60 days' written notice. For each Trust, termination of the distribution agreement may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement, or a "majority of the outstanding voting securities" of the Trust as defined under the 1940 Act. The 12b-1 Plans may not be amended to increase the fee to be paid by a class without approval by a majority of the outstanding voting securities of the class and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the 12b-1 Plans. The 12b-1 Plans may be terminated for a class at any time without penalty by a vote of the majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the Plan, or by a vote of the majority of the outstanding voting securities of the class. The Premier Money Market Shares of the Portfolios of each Trust will vote separately with respect to the 12b-1 Plans.


Administrative services are provided to the Premier Money Market Shares of the Portfolios under an administrative and shareholder services agreement ("administration agreement") with KDI. KDI bears all its expenses of providing services pursuant to the administration agreement between KDI and the Premier Money Market Shares of the Portfolios, including the payment of service fees. Premier Money Market Shares of the Portfolios currently pay KDI an administrative service fee, payable monthly, at an annual rate of up to 0.25% of average daily net assets attributable to those shares of the Portfolios. During the fiscal year ended April 30, 2000, the shares of the Money Market, Government Securities and Tax-Exempt Portfolios paid distribution services fees of $24,678,842, $3,170,641, and $2,104,280. In addition to the discounts or commissions described above, KDI will, from time to time, pay or allow additional discounts, commissions or promotional incentives, in the form of cash or other compensation, to firms that sell shares of the Trust.

KDI has entered into related arrangements with various banks, broker dealer firms and other service or administrative firms ("firms") that provide services and facilities for their customers and clients who are investors in Premier Money Market Shares of the Portfolios. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Portfolios, assistance to clients in changing dividend and investment options, account designations and addresses and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. Currently, KDI pays each firm a service fee, normally payable monthly, at an annual rate of up to 0.25% of the average daily net assets in the Portfolio's Premier Money Market Shares accounts that it maintains and services. During the fiscal year ended April 30, 2000, the Money Market, Government Securities and Tax-Exempt Portfolios incurred administrative services fees of $41,312, $514, and $89,254. During the fiscal year ended March 31, 2000, the Treasury Portfolio incurred administrative services fees of $46,057.

Firms to which service fees may be paid may include affiliates of KDI. In addition, KDI may from time to time, from its own resources, pay firms additional amounts for ongoing administrative services and assistance provided to their customers and clients who are shareholders of the Premier Money Market Shares of the Portfolios. KDI also may provide some of the above services and may retain any portion of the fee under the administration agreement not paid to firms to compensate itself for administrative functions performed for the Premier Shares of the Portfolios.

Clients of Firms. Firms provide varying arrangements for their clients with respect to the purchase and redemption of Portfolio shares and the confirmation thereof and may arrange to have their clients for other investment or administrative services. Such firms are responsible for the prompt transmission of purchase and redemption orders. Some firms may establish different minimum investment requirements than set forth above. Such firms may independently establish and charge additional amounts to their clients for their services, which charges would reduce their clients' yield or return. Firms may also hold Portfolio shares in nominee or street name as agent for and on behalf of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation (up to 0.25% of the average daily net assets of the Portfolio's Premier Money Market Share accounts that it maintains and service) through the Portfolio's Shareholder Servicing Agent for record-keeping and other expenses relating to these nominee accounts holding Premier Money Market Shares. In addition, certain privileges with respect to the purchase and redemption of shares (such as check writing redemptions) or the reinvestment of dividends may not be available through such firms or may only be available subject to certain conditions or limitations. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. The prospectus should be read in connection with such firm's material regarding its fees and services.

Custodian, Transfer Agent and Shareholder Service Agent. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as custodian, has custody of all securities and cash of each Trust. It attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by each Portfolio. Pursuant to a services agreement with Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania Avenue, Kansas City, Missouri 64105, Kemper Service Company ("KSvC"), an affiliate of the Adviser, serves as "Shareholder Service Agent." IFTC receives, as transfer agent, and pays to KSvC annual account fees of a maximum of $13 per account plus out-of-pocket expense reimbursement. During the fiscal year ended April 30, 2000 and 1999, IFTC remitted shareholder service fees for Money Market Portfolio in the amount of $11,380,698 and $4,860,000; for Government Securities Portfolio of $1,235,764 and $1,242,000; and for Tax-Exempt Portfolio of $870,299 and $698,000 to KSvC as Shareholder Service Agent. During the fiscal year ended March 31, 2000 and 1999, IFTC remitted shareholder service fees for Treasury Portfolio in the amount of $6,619 and $30,000 to KSvC as Shareholder Service Agent.


Independent Auditors and Reports to Shareholders. Each Portfolio's independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on each Portfolio's annual financial statements, review certain regulatory reports and the Portfolios' federal income tax return, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Portfolios. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

Legal Counsel. Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street, Chicago, Illinois 60601, serves as legal counsel for each Portfolio.

PORTFOLIO TRANSACTIONS

Brokerage Commissions

Allocation of brokerage is supervised by the Adviser.


The primary objective of the Adviser in placing orders for the purchase and sale of securities for a Portfolio is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of Scudder Investor Services, Inc. ("SIS") with commissions charged on comparable transactions, as well as by comparing commissions paid by a Portfolio to reported commissions paid by others. The Adviser routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.


A Portfolio's purchases and sales of fixed-income securities are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by a Portfolio. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply brokerage and research services to the Adviser or a Portfolio. The term "research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions, if applicable, for a Portfolio to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The Adviser has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services to the Adviser or a Portfolio in exchange for the direction by the Adviser of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. The Adviser may place orders with a broker/dealer on the basis that the broker/dealer has or has not sold shares of a Portfolio. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

To the maximum extent feasible, it is expected that the Adviser will place orders for portfolio transactions through SIS, which is a corporation registered as a broker/dealer and a subsidiary of the Adviser; SIS will place orders on behalf of a Portfolio with issuers, underwriters or other brokers and dealers. SIS will not receive any commission, fee or other remuneration from a Portfolio for this service.

Although certain research services from broker/dealers may be useful to a Portfolio and to the Adviser, it is the opinion of the Adviser that such information only supplements the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than a Portfolio, and not all such information is used by the Adviser in connection with a Portfolio. Conversely, such information provided to the Adviser by broker/dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to a Portfolio.

The Trustees review, from time to time, whether the recapture for the benefit of a Portfolio of some portion of the brokerage commissions or similar fees paid by a Portfolio on portfolio transactions is legally permissible and advisable.

Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker. There usually are no brokerage commissions paid by a Portfolio for such purchases. During the last three fiscal years each Portfolio paid no portfolio brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

PURCHASE AND REDEMPTION OF SHARES

Purchase of Shares


Shares of each Portfolio are sold at net asset value through selected financial services firms, such as broker-dealers and banks ("firms"). Investors must indicate the Portfolio in which they wish to invest. Each Portfolio has established a minimum initial investment for shares of each Portfolio of $1,000 and $100 for subsequent investments, but these minimums may be changed at anytime in management's discretion. Firms offering Portfolio shares may set different minimums for accounts they service and may change such minimums at their discretion. The Trusts may waive the minimum for purchases by trustees, directors, officers or employees of the Trusts or the Adviser and its affiliates.


Each Portfolio seeks to have their investment portfolios as fully invested as possible at all times in order to achieve maximum income. Since each Portfolio will be investing in instruments that normally require immediate payment in Federal Funds (monies credited to a bank's account with its regional Federal Reserve Bank), each Portfolio has adopted procedures for the convenience of its shareholders and to ensure that each Portfolio receives investable funds. An investor wishing to open an account should use the Account Information Form available from a Trust or financial services firms. Orders for the purchase of shares that are accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until a Portfolio determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

Orders for purchase of shares of a Portfolio received by wire transfer in the form of Federal Funds will be effected at the next determined net asset value. Shares purchased by wire will receive (i) that day's dividend if effected at or prior to the 1:00 p.m. Central time net asset value determination for the Money Market Portfolio, the Government Securities Portfolio and the Treasury Portfolio, and at or prior to the 11:00 a.m. Central time net asset value determination for the Tax-Exempt Portfolio;

(ii) the dividend for the next calendar day if effected at the 3:00 p.m. or, for the Government Securities Portfolio, 8:00 p.m. Central time net asset value determination provided such payment is received by 3:00 p.m. Central time; or
(iii) the dividend for the next business day if effected at the 8:00 p.m. Central time net asset value determination and payment is received after 3:00 p.m. Central time on such date for the Government Securities Portfolio. Confirmed share purchases that are effective at the 8:00 p.m. Central time net asset value determination for the Government Securities Portfolio will receive dividends upon receipt of payment for such transactions in the form of Federal Funds in accordance with the time provisions immediately above.

Orders for purchase accompanied by a check or other negotiable bank draft will be accepted and effected as of 3:00 p.m. Central time on the next business day following receipt and such shares will receive the dividend for the next calendar day following the day the purchase is effected. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected on such check before shares will be purchased.

If payment is wired in Federal Funds, the payment should be directed to UMB Bank, N.A. (ABA #101-000-695), 10th and Grand Avenue, Kansas City, MO 64106 for credit to appropriate Fund bank account (Money Market Portfolio 346:
98-0119-980-3; Government Securities Portfolio 347: 98-0119-983-8; Tax-Exempt Portfolio 348: 98-0119-985-4; Treasury Portfolio 343: 98-7036-760-2) and further credit to your account number.

Redemption of Shares

General. Upon receipt by the Shareholder Service Agent of a request in the form described below, shares of a Portfolio will be redeemed by a Portfolio at the next determined net asset value. If processed at 3:00 p.m. (or 8:00 p.m. for the Government Securities Portfolio) Central time, the shareholder will receive that day's dividend. A shareholder may use either the regular or expedited redemption procedures. Shareholders who redeem all their shares of a Portfolio will receive the net asset value of such shares and all declared but unpaid dividends on such shares.

Each Portfolio may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Portfolio's investments is not reasonably practicable, or (ii) it is not reasonably practicable for a Portfolio to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of a Portfolio's shareholders.

Although it is each Portfolio's present policy to redeem in cash, if the Board of Trustees determines that a material adverse effect would be experienced by the remaining shareholders if payment were made wholly in cash, a Portfolio will pay the redemption price in part by a distribution of portfolio securities in lieu of cash, in conformity with the applicable rules of the Securities and Exchange Commission, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurs, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition would incur certain transaction costs. Such a redemption would not be as liquid as a redemption entirely in cash. Each Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Portfolio is obligated to redeem shares of a Portfolio solely in cash up to the lesser of $250,000 or 1% of the net assets of that Portfolio during any 90-day period for any one shareholder of record.

If shares of a Portfolio to be redeemed were purchased by check or through certain Automated Clearing House ("ACH") transactions, the Portfolio may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by the Portfolio of the purchase amount. Shareholders may not use ACH or Redemption Checks (defined below) until the shares being redeemed have been owned for at least 10 days and shareholders may not use such procedures to redeem shares held in certificated form. There is no delay when shares being redeemed were purchased by wiring Federal Funds.

If shares being redeemed were acquired from an exchange of shares of a mutual fund that were offered subject to a contingent deferred sales charge as described in the prospectus for that other fund, the redemption of such shares by a Portfolio may be subject to a contingent deferred sales charge as explained in such prospectus.

Shareholders can request the following telephone privileges: expedited wire transfer redemptions, ACH transactions and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. Each Portfolio or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges, unless a Portfolio or its agents reasonably believe, based upon reasonable verification procedures, that the telephone instructions are genuine. The shareholder will bear the risk of loss, resulting from fraudulent or unauthorized transactions, as long as the reasonable verification procedures are followed. The verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

Because of the high cost of maintaining small accounts, each Portfolio reserves the right to redeem an account that falls below the minimum investment level. Thus, a shareholder who makes only the minimum initial investment and then redeems any portion thereof might have the account redeemed. A shareholder will be notified in writing and will be allowed 60 days to make additional purchases to bring the account value up to the minimum investment level before a Portfolio redeems the shareholder account.

Financial services firms provide varying arrangements for their clients to redeem Portfolio shares. Such firms may independently establish and charge amounts to their clients for such services.

Regular Redemptions. When shares are held for the account of a shareholder by a Portfolio's transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Kemper Service Company, P.O. Box 219153, Kansas City, Missouri 64141-9153. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.


Telephone Redemptions. If the proceeds of the redemption are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor, guardian and custodian account holders, provided the trustee, executor, guardian or custodian is named in the account registration. Other institutional account holders may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-231-8568. Shares purchased by check or through certain ACH transactions may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificate form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. Each Portfolio reserves the right to terminate or modify this privilege at any time.


Expedited Wire Transfer Redemptions. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares can be redeemed and proceeds sent by a federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to 11:00 a.m. Central time will result in shares being redeemed that day and normally the proceeds will be sent to the designated account that day. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-231-8568 or in writing, subject to the limitations on liability. A Portfolio is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. Each Portfolio currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum. To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above, or contact the firm through which shares of a Portfolio were purchased. Shares purchased by check or through certain ACH transactions may not be redeemed by wire transfer until the shares have been owned for at least 10 days. Account holders may not use this procedure to redeem shares held in certificate form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited wire transfer redemption privilege. Each Portfolio reserves the right to terminate or modify this privilege at any time.

Redemptions By Draft. Upon request, shareholders will be provided with drafts to be drawn on a Portfolio ("Redemption Checks"). These Redemption Checks may be made payable to the order of any person for not more than $5 million. Shareholders should not write Redemption Checks in an amount less than $100 since a $10 service fee will be charged as described below. When a Redemption Check is presented for payment, a sufficient number of full and fractional shares in the shareholder's account will be redeemed as of the next determined net asset value to cover the amount of the Redemption Check. This will enable the shareholder to continue earning dividends until a Portfolio receives the Redemption Check. A shareholder wishing to use this method of redemption must complete and file an Account Application which is available from each Portfolio or firms through which shares were purchased. Redemption Checks should not be used to close an account since the account normally includes accrued but unpaid dividends. Each Portfolio reserves the right to terminate or modify this privilege at any time. This privilege may not be available through some firms that distribute shares of each Portfolio. In addition, firms may impose minimum balance requirements in order to offer this feature. Firms may also impose fees to investors for this privilege or establish variations of minimum check amounts if approved by each Portfolio.

Unless one signer is authorized on the Account Application, Redemption Checks must be signed by all account holders. Any change in the signature authorization must be made by written notice to the Shareholder Service Agent. Shares purchased by check or through certain ACH transactions may not be redeemed by Redemption Check until the shares have been on a Portfolio's books for at least 10 days. Shareholders may not use this procedure to redeem shares held in certificate form. Each Portfolio reserves the right to terminate or modify this privilege at any time.

A Portfolio may refuse to honor Redemption Checks whenever the right of redemption has been suspended or postponed, or whenever the account is otherwise impaired. A $10 service fee will be charged when a Redemption Check is presented to redeem Portfolio shares in excess of the value of a Portfolio account or in an amount less than $250; when a Redemption Check is presented that would require redemption of shares that were purchased by check or certain ACH transactions within 10 days; or when "stop payment" of a Redemption Check is requested.

Special Features. Certain firms that offer shares of a Portfolio also provide special redemption features through charge or debit cards and checks that redeem Portfolio shares. Various firms have different charges for their services. Shareholders should obtain information from their firm with respect to any special redemption features, applicable charges, minimum balance requirements and special rules of the cash management program being offered.


DIVIDENDS, NET ASSET VALUE AND TAXES

Dividends. Dividends are declared daily and paid monthly. Shareholders will receive dividends in additional shares unless they elect to receive cash. Dividends will be reinvested monthly in shares of a Portfolio at the net asset value normally on the last business day of each month for the Money Market Portfolio, the Government Securities Portfolio, the Tax-Exempt Portfolio and the Treasury Portfolio if a business day, otherwise on the next business day. A Portfolio will pay shareholders who redeem their entire accounts all unpaid dividends at the time of the redemption not later than the next dividend payment date. Upon written request to the Shareholder Service Agent, a shareholder may elect to have Portfolio dividends invested without sales charge in shares of another Kemper Mutual Fund offering this privilege at the net asset value of such other fund. See "Special Features -- Exchange Privilege" for a list of such other Kemper Mutual Funds. To use this privilege of investing Portfolio dividends in shares of another Kemper Mutual Fund, shareholders must maintain a minimum account value of $1,000 in this Portfolio and must maintain a minimum account value of $1,000 in the fund in which dividends are reinvested.

Each Portfolio calculates its dividends based on its daily net investment income. For this purpose, the net investment income of the Portfolio consists of
(a) accrued interest income plus or minus amortized discount or premium (excluding market discount for the Tax-Exempt Portfolio), (b) plus or minus all short-term realized gains and losses on investments and (c) minus accrued expenses allocated to the Portfolio. Expenses of each Portfolio are accrued each day. While each Portfolio's investments are valued at amortized cost, there will be no unrealized gains or losses on such investments. However, should the net asset value of a Portfolio deviate significantly from market value, each Portfolio's Board of Trustees could decide to value the investments at market value and then unrealized gains and losses would be included in net investment income above. Dividends are reinvested monthly and shareholders will receive monthly confirmations of dividends and of purchase and redemption transactions except that confirmations of dividend reinvestment for Individual Retirement Accounts and other fiduciary accounts for which Investors Fiduciary Trust Company acts as trustee will be sent quarterly.

If the shareholder elects to receive dividends in cash, checks will be mailed monthly, within five business days of the reinvestment date (described below), to the shareholder or any person designated by the shareholder. At the option of the shareholder, cash dividends may be sent by Federal Funds wire. Shareholders may request to have dividends sent by wire on the Account Application or by contacting the Shareholder Service Agent (see "Purchase of Shares"). The Portfolio reinvests dividend checks (and future dividends) in shares of the Portfolio if checks are returned as undeliverable. Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of the Portfolio unless the shareholder requests that such policy not be applied to the shareholder's account.

Net Asset Value. As described in the prospectus, each Portfolio values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument. Calculations are made to compare the value of a Portfolio's investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and a Portfolio's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of a Trust believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If a Portfolio's net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of a Trust might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a Portfolio's net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees of a Portfolio might supplement dividends in an effort to maintain the net asset value at $1.00 per share. Orders received by dealers or other financial services firms prior to the 8:00 p.m. determination of net asset value for the Government Securities Portfolio and received by KDI prior to the close of its business day can be confirmed at the 8:00 p.m. determination of net asset value for that day. Such transactions are settled by payment of Federal funds in accordance with procedures established by KDI. Redemption orders received in connection with the administration of checkwriting programs by certain dealers or other financial services firms prior to the determination of the Portfolio's net asset value also may be processed on a confirmed basis in accordance with the procedures established by KDI.

Taxes.

Taxable Portfolios. The Money Market Portfolio, the Government Securities Portfolio and the Treasury Portfolio each intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and, if so qualified, will not be subject to Federal income taxes to the extent its earnings are distributed. Dividends derived from interest and short-term capital gains are taxable as ordinary income whether received in cash or reinvested in additional shares. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Dividends from these Portfolios do not qualify for the dividends received deduction available to corporate shareholders.


Dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year in which declared for Federal income tax purposes. The Portfolios may adjust their schedules for dividend reinvestment for the month of December to assist in complying with the reporting and minimum distribution requirements contained in the Code.

Tax-Exempt Portfolio. The Tax-Exempt Portfolio intends to continue to qualify under the Code as a regulated investment company and, if so qualified, will not be liable for Federal income taxes to the extent its earnings are distributed. This Portfolio also intends to meet the requirements of the Code applicable to regulated investment companies distributing tax-exempt interest dividends and, accordingly, dividends representing net interest received on Municipal Securities will not be included by shareholders in their gross income for Federal income tax purposes, except to the extent such interest is subject to the alternative minimum tax as discussed below. Dividends representing taxable net investment income (such as net interest income from temporary investments in obligations of the U.S. Government) and net short-term capital gains, if any, are taxable to shareholders as ordinary income. Net interest on certain "private activity bonds" issued on or after August 8, 1986 is treated as an item of tax preference and may, therefore, be subject to both the individual and corporate alternative minimum tax. To the extent provided by regulations to be issued by the Secretary of the Treasury, exempt-interest dividends from the Tax-Exempt Portfolio are to be treated as interest on private activity bonds in proportion to the interest income the Portfolio receives from private activity bonds, reduced by allowable deductions.


Exempt-interest dividends, except to the extent of interest from "private activity bonds," are not treated as a tax-preference item. For a corporate shareholder, however, such dividends will be included in determining such corporate shareholder's "adjusted current earnings." Seventy-five percent of the excess, if any, of "adjusted current earnings" over the corporate shareholder's other alternative minimum taxable income with certain adjustments will be a tax-preference item. Corporate shareholders are advised to consult their tax advisers with respect to alternative minimum tax consequences.

Shareholders  will be required to disclose on their  Federal  income tax returns
the  amount  of  tax-exempt   interest   earned   during  the  year,   including
exempt-interest dividends received from the Tax-Exempt Portfolio.

Individuals whose modified income exceeds a base amount will be subject to Federal income tax on up to 85% of their Social Security benefits. Modified income includes adjusted gross income, tax-exempt interest, including exempt-interest dividends from the Tax-Exempt Portfolio, and 50% of Social Security benefits.

The tax exemption of dividends from the Tax-Exempt Portfolio for Federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. The laws of the several states and local taxing authorities vary with respect to the taxation of such income and shareholders of the Portfolios are advised to consult their own tax advisers as to the status of their accounts under state and local tax laws.

Interest on indebtedness which is incurred to purchase or carry shares of a mutual fund which distributes exempt-interest dividends during the year is not deductible for Federal income tax purposes. Further, the Tax-Exempt Portfolio may not be an appropriate investment for persons who are "substantial users" of facilities financed by industrial development bonds held by the Tax-Exempt Portfolio or are "related persons" to such users; such persons should consult their tax advisers before investing in the Tax-Exempt Portfolio.

The "Superfund Act of 1986" (the "Superfund Act") imposes a separate tax on corporations at a rate of 0.12 percent of the excess of such corporation's
"modified alternative minimum taxable income" over $2 million. A portion of tax-exempt interest, including exempt-interest dividends from the Tax-Exempt Portfolio, may be includable in modified alternative minimum taxable income. Corporate shareholders are advised to consult their tax advisers with respect to the consequences of the Superfund Act.

All Portfolios. Each Portfolio is required by law to withhold 31% of taxable dividends paid to certain shareholders that do not furnish a correct taxpayer identification number (in the case of individuals, a social security number) and in certain other circumstances. Trustees of qualified retirement plans and 403(b)(7) accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from IRAs or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account, or IRA. Shareholders should consult their tax advisers regarding the 20% withholding requirement.

Shareholders normally will receive monthly confirmations of dividends and of purchase and redemption transactions except that confirmations of dividend reinvestment for IRAs and other fiduciary accounts for which Investors Fiduciary Trust Company serves as trustee will be sent quarterly. Firms may provide varying arrangements with their clients with respect to confirmations. Tax information will be provided annually. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.

PERFORMANCE

From time to time, each Portfolio may advertise several types of performance information for a Portfolio, including "yield" and "effective yield" and, in the case of the Tax-Exempt Portfolio, "tax equivalent yield". Each of these figures is based upon historical earnings and is not representative of the future performance of a Portfolio. The yield of a Portfolio refers to the net investment income generated by a hypothetical investment in the Portfolio over a specific seven-day period. This net investment income is then annualized, which means that the net investment income generated during the seven-day period is assumed to be generated each week over an annual period and is shown as a percentage of the investment. The effective yield is calculated similarly, but the net investment income earned by the investment is assumed to be compounded when annualized. The effective yield will be slightly higher than the yield due to this compounding effect.

The Adviser, the Portfolios' Principal Underwriter, Kemper Distributors, Inc., the Portfolios' Shareholder Service Agent, Kemper Service Company, and the Portfolios' Accounting Agent, Scudder Fund Accounting Corporation, have agreed to maintain certain operating expenses of each Portfolio to the extent specified in the prospectus. The performance results noted herein for the Money Market, Government Securities, Tax-Exempt and Treasury Portfolios would have been lower had certain expenses not been capped. Because the Premier Money Market Shares of each Portfolio have different expenses their yields will differ from other classes within a Portfolio.

Each Portfolio's seven-day yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. Under that method, the yield quotation is based on a seven-day period and is computed for each Portfolio as follows. The first calculation is net investment income per share, which is accrued interest on portfolio securities, plus or minus amortized discount or premium, less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculations.

Each Portfolio's effective seven-day yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the seven-day effective yield is:
(seven-day base period return +1)365/7 - 1. Each Portfolio may also advertise a thirty-day effective yield in which case the formula is (thirty-day base period return +1)365/30 - 1.

The tax equivalent yield of the Tax-Exempt Portfolio is computed by dividing that portion of the Portfolio's yield (computed as described above) which is tax-exempt by (one minus the stated Federal income tax rate) and adding the product to that portion, if any, of the yield of the Portfolio that is not tax-exempt. For additional information concerning tax-exempt yields, see "Tax-Exempt versus Taxable Yield" below.

Each Portfolio's yield fluctuates, and the publication of an annualized yield quotation is not a representation as to what an investment in a Portfolio will actually yield for any given future period. Actual yields will depend not only on changes in interest rates on money market instruments during the period in which the investment in a Portfolio is held, but also on such matters as Portfolio expenses.

Investors have an extensive choice of money market funds and money market deposit accounts and the information below may be useful to investors who wish to compare the past performance of a Portfolio with that of its competitors. Past performance cannot be a guarantee of future results.

Each Portfolio may depict the historical performance of the securities in which a Portfolio may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments performance indexes of those investments or economic indicators. A Portfolio may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Portfolio.

Investors also may want to compare the Portfolio's performance to that of U.S. Treasury bills or notes because such instruments represent alternative income producing products. Treasury obligations are issued in selected denominations. Rates of U.S. Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S. Treasury. The market value of such instruments generally will fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Generally, the values of obligations with shorter maturities will fluctuate less than those with longer maturities. The Portfolio's yield will fluctuate. Also, while the Portfolio seeks to maintain a net asset value per share of $1.00, there is no assurance that it will be able to do so. In addition, investors may want to compare the Portfolio's performance to the Consumer Price Index either directly or by calculating its "real rate of return," which is adjusted for the effects of inflation.

Tax-Exempt Versus Taxable Yield. You may want to determine which investment -- tax-exempt or taxable -- will provide you with a higher after-tax return. To determine the taxable equivalent yield, simply divide the yield from the tax-exempt investment by the sum of [1 minus your marginal tax rate]. The tables below are provided for your convenience in making this calculation for selected tax-exempt yields and taxable income levels. These yields are presented for purposes of illustration only and are not representative of any yield that the Tax-Exempt Portfolio may generate. Both tables are based upon current law as to the 1999 tax rates schedules.

Taxable Equivalent Yield Table For Persons Whose Adjusted Gross Income Is Under $126,600


      Single              Joint                  Your                     A Tax-Exempt Yield of:
                                               Marginal         2%      3%     4%    5%      6%    7%

Taxable Income                             Federal Tax Rate        Is Equivalent to a Taxable Yield of:
--------------                             ----------------        ------------------------------------

$25,750-$62,450    $43,050-$104,050             28.0%           2.78    4.17   5.56  6.94    8.33  9.72
Over $62,450       Over $104,050                31.0            2.90    4.35   5.80  7.25    8.70  10.14

Taxable Equivalent Yield Table For Persons Whose Adjusted Gross Income Is Over
$126,600


         Single                 Joint               Your                  A Tax-Exempt Yield of:
                                                  Marginal      2%      3%     4%    5%     6%     7%

Taxable Income                                Federal Tax Rate     Is Equivalent to a Taxable Yield of:
--------------                                ----------------     ------------------------------------

$62,450-$130,250        $104,050-$158,550             31.9%     2.94    4.41   5.87  7.34   8.81   10.28
$130,250-$283,150        $158,550-$283,150            37.1      3.18    4.77   6.36  7.95    9.54  11.13
Over $283,150           Over $283,150                 40.8      3.38    5.07   6.76  8.45   10.14  11.82

* This table assumes a decrease of $3.00 of itemized deductions for each $100 of adjusted gross income over $126,600. For a married couple with adjusted gross income between $189,950 and $312,450 (single between $126,600 and $249,100), add 0.7% to the above Marginal Federal Tax Rate for each personal and dependency exemption. The taxable equivalent yield is the tax-exempt yield divided by: 100% minus the adjusted tax rate. For example, if the table tax rate is 37.1% and you are married with no dependents, the adjusted tax rate is 38.5%

         (37.1% + 0.7% + 0.7%). For a tax-exempt yield of 6%, the taxable equivalent yield is about 9.8% (6% / (100%-38.5%)).

OFFICERS AND TRUSTEES

The officers and trustees of each Trust, their birthdates, their principal occupations and their affiliations, if any, with the Adviser and KDI, are listed below. All persons named as officers and trustees also serve in similar capacities for other funds advised by the Adviser:

JOHN W. BALLANTINE (2/16/46), Trustee, 1500 North Lake Shore Drive, Chicago, Illinois; First Chicago NBD Corporation/The First National Bank of Chicago:
1996-1998 Executive Vice President and Chief Risk Management Officer; 1995-1996 Executive Vice President and Head of International Banking; 1992-1995 Executive Vice President, Chief Credit and Market Risk Officer.

LEWIS A. BURNHAM (1/8/33), Trustee, 16410 Avila Boulevard, Tampa, Florida; Retired; formerly, Partner, Business Resources Group; formerly, Executive Vice President, Anchor Glass Container Corporation.

LINDA C. COUGHLIN (1/1/52), Trustee*, 345 Park Avenue, New York, New York, Managing Director, Scudder Kemper.

DONALD L. DUNAWAY (3/8/37),  Trustee,  7011 Green Tree Drive,  Naples,  Florida;
Retired;   formerly,   Executive  Vice  President,   A.  O.  Smith   Corporation
(diversified manufacturer).

ROBERT B. HOFFMAN (12/11/36), Trustee, 1530 North State Parkway, Chicago, Illinois; Chairman, Harnischfeger Industries, Inc. (machinery for the mining and paper industries); formerly, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products); formerly, Vice President, Head of International Operations, FMC Corporation (manufacturer of machinery and chemicals).

DONALD R. JONES (1/17/30), Trustee, 182 Old Wick Lane, Inverness, Illinois; Retired; Director, Motorola, Inc. (manufacturer of electronic equipment and components); formerly, Executive Vice President and Chief Financial Officer, Motorola, Inc.

THOMAS W. LITTAUER (4/26/55), Chairman and Trustee*, Two International Place, Boston, Massachusetts; Managing Director, Scudder Kemper; formerly, Head of Broker Dealer Division of an unaffiliated investment management firm during 1997; prior thereto, President of Client Management Services of an unaffiliated investment management firm from 1991 to 1996.

SHIRLEY D. PETERSON (9/3/41), Trustee, 401 Rosemont Avenue, Frederick, Maryland; President, Hood College; formerly, partner, Steptoe & Johnson (attorneys); prior thereto, Commissioner, Internal Revenue Service; prior thereto, Assistant Attorney General (Tax), U.S. Department of Justice; Director Bethlehem Steel Corp.

WILLIAM P. SOMMERS (7/22/33), Trustee, 24717 Harbour View Drive, Ponte Vedra Beach, Florida; Consultant and Director, SRI Consulting; prior thereto President and Chief Executive Officer, SRI International (research and development); prior thereto, Executive Vice President, Iameter (medical information and educational service provider); prior thereto, Senior Vice President and Director, Booz, Allen & Hamilton Inc. (management consulting firm); Director, PSI Inc., Evergreen Solar, Inc. and Litton Industries.

MARK S. CASADY (9/21/60), President*, 345 Park Avenue, New York, New York; Managing Director, Scudder Kemper.

PHILIP J. COLLORA (11/15/45), Vice President and Secretary*, 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, Scudder Kemper.

ANN M. McCREARY (11/6/56), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Scudder Kemper.

KATHRYN L. QUIRK (12/3/52), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Scudder Kemper.

FRANK J. RACHWALSKI, JR. (3/26/45), Vice President*, 222 South Riverside Plaza, Chicago, Illinois; Managing Director, Scudder Kemper.

LINDA J. WONDRACK (9/12/64), Vice President*, Two International Place, Boston, Massachusetts; Senior Vice President, Scudder Kemper.

JOHN  R.  HEBBLE  (6/27/58),   Treasurer*,   Two  International  Place,  Boston,
Massachusetts; Senior Vice President, Scudder Kemper.

BRENDA LYONS (2/21/63), Assistant Treasurer*, Two International Place, Boston, Massachusetts Senior Vice President, Scudder Kemper.

CAROLINE  PEARSON  (4/1/62),  Assistant  Secretary*,  Two  International  Place,
Boston,   Massachusetts;   Senior  Vice  President,  Scudder  Kemper;  formerly,
Associate, Dechert Price & Rhoads (law firm), from 1989 to 1997.

MAUREEN E. KANE (2/14/62), Assistant Secretary*, Two International Place, Boston, Massachusetts; Vice President, Scudder Kemper; formerly, Assistant Vice President of an unaffiliated investment management firm; prior thereto, Associate Staff Attorney of an unaffiliated investment management firm; Associate, Peabody & Arnold (law firm).

* Interested persons as defined in the Investment Company Act of 1940.


The trustees and officers who are "interested persons" as designated above receive no compensation from each Trust. The table below shows amounts paid or accrued to those trustees who are not designated "interested persons" during Cash Account Trust's fiscal year ended April 30, 2000 or Investors Cash Trust's fiscal year ended March 31, 2000. The information in the last column indicates the total amounts paid or accrued for the calendar year 1999 for all Scudder Kemper Funds.


                                                                                             Total Compensation
                                 Aggregate Compensation       Aggregate Compensation From    Scudder Kemper Funds
Name of Trustee                  From Cash Account Trust      Investors Cash Trust           Paid To Trustees(2)
---------------                  -----------------------      --------------------           -------------------
John W. Ballantine(3)            $                            $                              $
Lewis A. Burnham
Donald L. Dunaway (1)
Robert B. Hoffman
Donald R. Jones
Shirley D. Peterson
William P. Sommers

(1) Includes deferred fees. Pursuant to deferred compensation agreements with the Trust, deferred amounts accrue interest monthly at a rate approximate to the yield of Zurich Money Funds -- Zurich Money Market Fund. Total deferred fees (including interest thereon) accrued through Investors Cash Trust's and Cash Account Trust's most recent fiscal year payable to Mr. Dunaway are $13,700 and $22,000, respectively.

(2) Includes compensation for service on the Boards of 25 Kemper funds with 41 fund portfolios. Each trustee currently serves as trustee of 27 Kemper Funds with 47 fund portfolios.

(3)      John W. Ballantine became a Trustee on May 18, 1999.

Each Trust's Board of Trustees is responsible for the general oversight of each Portfolio's business. A majority of the Board's members are not affiliated with Scudder Kemper Investments, Inc.

On July 1, 2000, the officers and trustees of each Trust, as a group, owned less than 1% of the then outstanding shares of each Portfolio. No person owned of record 5% or more of the outstanding shares of any class of any Portfolio, except the persons indicated in the chart below:

------------------------------------- ----------------------------------- -----------------------------------
NAME AND ADDRESS                      PERCENTAGE                          PORTFOLIO
------------------------------------- ----------------------------------- -----------------------------------
National City Bank                    28.17%                              Investors Cash Trust:
Money Market Unit                                                         Treasury Portfolio
4100 W. 150th Street
Cleveland, Ohio 44135
------------------------------------- ----------------------------------- -----------------------------------
Walker County                         8.70%                               Investors Cash Trust:
Disbursement Account                                                      Treasury Portfolio
1100 University Avenue
Huntsville, TX 77340
------------------------------------- ----------------------------------- -----------------------------------
Angelina  County General Fund         22.08%                              Investors Cash Trust:
P.O. Box 908                                                              Treasury Portfolio
Lufkin, Texas 75902
------------------------------------- ----------------------------------- -----------------------------------
Erath County                          17.95%                              Investors Cash Trust:
Erath County Courthouse                                                   Treasury Portfolio
100 Graham
Stephenville, TX 76401
------------------------------------- ----------------------------------- -----------------------------------
Palo Pinto County                     5.08%                               Investors Cash Trust:
General Fund                                                              Treasury Portfolio
P.O. Box 75
Palo Pinto, Texas 76484
------------------------------------- ----------------------------------- -----------------------------------
Smith County                          12.29%                              Investors Cash Trust:
General Fund                                                              Treasury Portfolio
Smith County Courthouse
Tyler, Texas 75702
------------------------------------- ----------------------------------- -----------------------------------
May Financial Corp.                   5.06%                               Cash Account Trust:
For the benefit of customers                                              Government Securities Portfolio
8333 Douglas Avenue
Dallas, Texas 75225
------------------------------------- ----------------------------------- -----------------------------------
Joan Lawton Oppenheimer               6.12%                               Cash Account Trust:
1 New York Plaza                                                          Tax Exempt Portfolio
New York, NY 10004
------------------------------------- ----------------------------------- -----------------------------------


SPECIAL FEATURES


Exchange Privilege. Subject to the limitations described below, Class A Shares (or the equivalent) of the following Kemper Mutual Funds may be exchanged for each other at their relative net asset values: Kemper Technology Fund, Kemper Total Return Fund, Kemper Growth Fund, Kemper Small Capitalization Equity Fund, Kemper Income and Capital Preservation Fund, Kemper Municipal Bond Fund, Kemper Strategic Income Fund, Kemper High Yield Series, Kemper U.S. Government Securities Fund, Kemper International Fund, Kemper State Tax-Free Income Series, Kemper Short-Term U.S. Government Fund, Kemper Blue Chip Fund, Kemper Global Income Fund, Kemper Target Equity Fund (series are subject to a limited offering period), Kemper Intermediate Municipal Bond Fund, Kemper Cash Reserves Fund, Kemper U.S. Mortgage Fund, Kemper Short-Intermediate Government Fund, Kemper Value Series, Inc., Kemper Value Plus Growth Fund, Kemper Quantitative Equity Fund, Kemper Horizon Fund, Kemper New Europe Fund, Inc., Kemper Asian Growth Fund, Kemper Aggressive Growth Fund, Kemper Global/International Series, Inc., Kemper Securities Trust and Kemper Equity Trust ("Kemper Mutual Funds") and certain "Money Market Funds" (Zurich Money Funds, Zurich Yieldwise Money Fund, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust). Shares of Money Market Funds and Kemper Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. In addition, shares of a Kemper Mutual Fund in excess of $1,000,000 (except Money Market Funds and Kemper Cash Reserves
Fund) acquired by exchange from another Fund may not be exchanged thereafter until they have been owned for 15 days (the

"15-Day Hold Policy"). In addition shares of a Kemper Mutual Fund with a value of $1,000,000 or less (except Kemper Cash Reserves Fund) acquired by exchange from another Kemper Mutual Fund, or from a Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days, if, in the investment adviser's judgment, the exchange activity may have an adverse effect on the fund. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Kemper fund and therefore may be subject to the 15-day hold policy. For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, discretion or advice, including without limitation accounts administered by a financial services firm offering market timing, asset allocation or similar services. Series of Kemper Target Equity Fund will be available on exchange only during the Offering Period for such series as described in the prospectus for such series. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with KDI with respect to such funds. Exchanges may only be made for funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and the portfolios of Investors Municipal Cash Fund are available for sale in certain states.


The total value of shares being exchanged must at least equal the minimum investment requirement of the fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, financial services firms may charge for their services in expediting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis. Shareholders interested in exercising the exchange privilege may obtain an exchange form and prospectuses of the other funds from financial services firms or KDI. Exchanges also may be authorized by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-231-8568 or in writing subject to the limitations on liability described in the prospectus. Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to implement the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as otherwise permitted by applicable regulation, 60 days' prior written notice of any termination or material change will be provided.

Systematic  Withdrawal  Program.  An owner of  $5,000  or more of a  Portfolio's shares may provide for the payment from the owner's account of any requested dollar amount up to $50,000 to be paid to the owner or the owner's designated payee monthly, quarterly, semi-annually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. Dividend distributions will be reinvested automatically at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested, redemptions for the purpose of making such payments may reduce or even exhaust the account. The program may be amended on thirty days notice by a Portfolio and may be terminated at any time by the shareholder or a Portfolio. Firms provide varying arrangements for their clients to redeem shares of a Portfolio on a periodic basis. Such firms may independently establish minimums for such services.

Tax-Sheltered Retirement Programs. The Shareholder Service Agent provides retirement plan services and documents and KDI can establish your account in any of the following types of retirement plans:

         o Individual Retirement Accounts (IRAs) trusteed by Investors Fiduciary Trust Company ("IFTC"). This includes Simplified
                  Employee Pension Plan (SEP) IRA accounts and prototype documents.

         o        403(b) Custodial  Accounts also trusteed by IFTC. This type of
                  plan  is   available   to   employees   of   most   non-profit
                  organizations.

         o        Prototype money purchase pension and profit-sharing  plans may
                  be  adopted  by  employers.   The  maximum   contribution  per
                  participant is the lesser of 25% of compensation or $30,000.

Brochures describing the above plans as well as providing model defined benefit plans, target benefit plans, 457 plans, 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. Financial services firms offering the Portfolios may have their own documents. Please contact the financial services firm from which you received this Statement of Additional Information for more information. Investors should consult with their own tax advisers before establishing a retirement plan.


Electronic Funds Transfer Programs. For your convenience, each Trust has established several investment and redemption programs using electronic funds transfer via the Automated Clearing House (ACH). There is currently no charge by either Trust for these programs. To use these features, your financial institution (your employer's financial institution in the case of payroll deposit) must be affiliated with an Automated Clearing House (ACH). This ACH affiliation permits the Shareholder Service Agent to electronically transfer money between your bank account, or employer's payroll bank in the case of Direct Deposit, and your account. Your bank's crediting policies of these transferred funds may vary. These features may be amended or terminated at any time by the Trusts. Shareholders should contact Kemper Service Company at 1-800-621-1048 or the financial services firm through which their account was established for more information. These programs may not be available through some firms that distribute shares of the Portfolios.

SHAREHOLDER RIGHTS

Each Trust generally is not required to hold meetings of its shareholders. Under each Trust's Agreement and Declaration of Trust ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which shareholder approval is required by the 1940 Act; (c) any termination of a Trust to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Trust or any Portfolio, establishing a Portfolio, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of a Trust, or any registration of a Trust with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) each Trust will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of the Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

Each Trust's Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of a Portfolio could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of a Portfolio and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

Each Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any Portfolio or class) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of each Trust. Each Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the trustees. Moreover, the Declaration of Trust provides for indemnification out of Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust and the Trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by the Adviser remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations.

APPENDIX -- RATINGS OF INVESTMENTS

COMMERCIAL PAPER RATINGS

A-1, A-2, Prime-1, Prime-2 and Duff 1, Duff 2 Commercial Paper Ratings

Commercial paper rated by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. Among the factors considered by them in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1, 2 or 3.

The rating Duff-1 is the highest commercial paper rating assigned by Duff & Phelps Inc. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors that are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

MIG-1 and MIG-2 Municipal Notes

Moody's Investors Service, Inc.'s ratings for state and municipal notes and other short-term loans will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Loans designated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans designated MIG-2 are of high quality, with margins of protection ample although not so large as in the preceding group.

STANDARD & POOR'S CORPORATION BOND RATINGS, CORPORATE BONDS

AAA. This is the highest rating assigned by Standard & Poor's Corporation to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

MOODY'S INVESTORS SERVICE, INC. BOND RATINGS

Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

DUFF & PHELP'S INC. BOND RATINGS

AAA -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                               CASH ACCOUNT TRUST

                                     PART C
                                     ------
                                OTHER INFORMATION
                                -----------------


Item 23.            Exhibits:
--------            --------

                    (a)      (1)         Amended and Restated Agreement and Declaration of Trust dated
                                         March 17, 1990, is incorporated by reference to Post-Effective
                                         Amendment No. 5 to the Registration Statement.

                    (b)                  By-Laws of the Registrant are incorporated by reference to
                                         Post-Effective Amendment No. 5 to the Registration Statement.

                    (c)      (1)         Establishment and Designation of Classes of Shares of Beneficial
                                         Interest, $0.01 par value, with respect to Money Market Portfolio
                                         Retail, Premier, Institutional, and Service Shares, is incorporated by reference to Post-Effective Amendment No. 10 to the Registration
                                         Statement.

                             (2)         Establishment and Designation of Classes of Shares of Beneficial
                                         Interest, $0.01 par value, with respect to Tax Exempt Portfolio
                                         Scudder Managed and Scudder Institutional Shares, is incorporated by reference to Post-Effective Amendment No. 17 to the
                                         Registration Statement.

                             (3)         Establishment and Designation of Classes of Shares of Beneficial
                                         Interest, $0.01 par value, with respect to the Premier Money
                                         Market Shares and the Money Market Portfolio is incorporated by reference to Post-Effective Amendment No. 18 to the Registration
                                         Statement.

                             (4)         Establishment and Designation of Classes of Shares of Beneficial
                                         Interest, $0.01 par value, with respect to the Premier Money
                                         Market Shares and the Government Securities Portfolio is
                                         incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement.

                             (5)         Amended and Restated Establishment and Designation of Additional
                                         Class of Shares of Beneficial Interest, $0.01 par value, with respect to the Premier Money Market Shares and the Tax Exempt
                                         Portfolio is incorporated by reference to Post-Effective
                                         Amendment No. 18 to the Registration Statement.

                    (d)                  Investment Management Agreement between the Registrant and Scudder
                                         Kemper Investments, Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 16 the Registration
                                         Statement.

                    (e)                  Underwriting and Distribution Services Agreement between the
                                         Registrant and Kemper Distributors, Inc., dated October 1, 1999, is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement.


                    (f)                  Inapplicable.

                    (g)                  Custodian Agreement between the Registrant and State Street Bank and Trust Company ("State Street Bank"), dated April 19, 1999, is incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement.

                    (h)      (1)         Agency Agreement between the Registrant and Kemper Service
                                         Company, dated September 6, 1990, is incorporated by reference to
                                         Post-Effective Amendment No. 5 to the Registration Statement.

                             (2)         Supplement, dated April 1, 1995, to Agency Agreement between the
                                         Registrant and Kemper Service Company, is incorporated by
                                         reference to Post-Effective Amendment No. 6 to the Registration
                                         Statement.

                             (3)         Fund Accounting Services Agreement between the Registrant, on behalf of Government Securities Portfolio, and Scudder Fund
                                         Accounting Corporation, dated December 31, 1997, is incorporated by reference to Post-Effective Amendment No. 8 to the Registration
                                         Statement.

                             (4)         Fund Accounting Services Agreement between the Registrant, on behalf of Money Market Portfolio, and Scudder Fund Accounting
                                         Corporation dated December 31, 1997 is incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement.

                             (5)         Fund Accounting Services Agreement between the Registrant, on behalf of Tax-Exempt Portfolio, and Scudder Fund Accounting
                                         Corporation, dated December 31, 1997, is incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement.

                             (6)         Administration, Shareholder Services and Distribution Agreement
                                         dated December 31, 1997 between the Registrant, and Kemper
                                         Distributors, Inc., is incorporated by reference to Post-Effective
                                         Amendment No. 10 to the Registration Statement.

                             (7)         Administration and Shareholder Services Agreement between the
                                         Registrant, on behalf of Money Market Portfolio Retail Shares, and
                                         Kemper Distributors, Inc., Inc. dated January 15, 1999, is incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement.

                             (8)         Administration and Shareholder Services Agreement between the
                                         Registrant, on behalf of Money Market Portfolio Institutional
                                         Shares, and Kemper Distributors, Inc., Inc., dated January 15,
                                         1999, is incorporated by reference to Post-Effective Amendment No.
                                         10 to the Registration Statement.

                                       2

                             (9)         Administration and Shareholder Services Agreement between the
                                         Registrant, on behalf of the Money Market Portfolio Premier Money
                                         Market Shares, and Kemper Distributors, Inc., dated November 30,
                                         1999, is incorporated by reference to Post-Effective Amendment No.
                                         18 to the Registration Statement.

                             (10)        Administration and Shareholder Services Agreement between the
                                         Registrant, on behalf of the Government Securities Portfolio
                                         Premier Money Market Shares, and Kemper Distributors, Inc, dated
                                         November 30, 1999, is incorporated by reference to Post-Effective
                                         Amendment No. 18 to the Registration Statement.

                             (11)        Administration and Shareholder Services Agreement between the
                                         Registrant, on behalf of the Tax Exempt Portfolio Premier Money
                                         Market Shares, and Kemper Distributors, Inc, dated November 30,
                                         1999, is incorporated by reference to Post-Effective Amendment No.
                                         18 to the Registration Statement.

                             (12)        Administration and Shareholder Services Agreement between the
                                         Registrant, on behalf of the Tax Exempt Portfolio Cash Managed
                                         Shares, and Kemper Distributors, Inc, dated September 30, 1999, is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement.

                    (i)                  Legal Opinion of Counsel.
                                         Filed herein.

                    (j)                  Consent of Independent Accountants.
                                         Filed herein.

                    (k)                  Inapplicable.

                    (l)                  Inapplicable.

                    (m)      (1)         Amended and Restated 12b-1 Plan between the Registrant, on behalf of Tax-Exempt Portfolio, and Kemper Distributors, Inc. is
                                         incorporated by reference to Post-Effective Amendment No. 9 to the
                                         Registration Statement.

                             (2)         Amended and Restated 12b-1 Plan between the Registrant, on behalf of Government Securities Portfolio, and Kemper Distributors, Inc.
                                         is incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement.

                             (3)         Amended and Restated 12b-1 Plan between the Registrant, on behalf of Money Market Portfolio, and Kemper Distributors, Inc. is
                                         incorporated by reference to Post-Effective Amendment No. 9 to the
                                         Registration Statement.

                             (4)         12b-1 Plan between the Registrant, on behalf of the Money Market
                                         Portfolio - Premier Money Market Shares, is incorporated by reference to Post-Effective Amendment No. 18 to the Registration
                                         Statement.

                                       3

                             (5)         12b-1 Plan between the Registrant, on behalf of the Government
                                         Securities Portfolio - Premier Money Market Shares, is
                                         incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement.

                             (6)         12b-1 Plan between the Registrant, on behalf of the Tax Exempt
                                         Portfolio - Premier Money Market Shares, is incorporated by reference to Post-Effective Amendment No. 18 to the Registration
                                         Statement.

                    (n)                  Inapplicable

                    (o)      (1)         Amended and Restated Multi-Distribution System Plan -Rule 18f-3
                                         Plan, on behalf of the Money Market Portfolio is incorporated by reference to Post-Effective Amendment No. 18 to the Registration
                                         Statement.

                             (2)         Amended and Restated Multi-Distribution System Plan - Rule 18f-3
                                         Plan, on behalf of the Government Securities Portfolio is
                                         incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement.

                             (3)         Amended and Restated Multi-Distribution System Plan - Rule 18f-3
                                         Plan, on behalf of the Tax-Exempt Portfolio is incorporated by reference to Post-Effective Amendment No. 18 to the Registration
                                         Statement.


                    (p)      (1)         Code of Ethics for Scudder Kemper Investments, Inc. and Kemper
                                         Distributors, Inc.
                                         Filed herein.

                    (p)      (2)         Code of Ethics for Cash Account Trust.
                                         Filed herein.

Item 24.          Persons Controlled by or under Common Control with Fund.
--------          --------------------------------------------------------

                  None

Item 25.          Indemnification.
--------          ----------------

         Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 1 hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Treasurer, Scudder Kemper Investments, Inc.**
                           Director, Kemper Service Company
                           Director, Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director and Treasurer, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**
                           Director and Chairman, Scudder Threadneedle International Ltd.
                           Director, Scudder Kemper Holdings (UK) Ltd. oo
                           Director and President, Scudder Realty Holdings Corporation *
                           Director, Scudder, Stevens & Clark Overseas Corporation o
                           Director and Treasurer, Zurich Investment Management, Inc. xx
                           Director and Treasurer, Zurich Kemper Investments, Inc.

Lynn S. Birdsong           Director, Vice President and Chief Investment Officer, Scudder Kemper Investments, Inc.
                                 **
                           Director and Chairman, Scudder Investments (Luxembourg) S.A. #
                           Director, Scudder Investments (U.K.) Ltd. oo
                           Director and Chairman of the Board, Scudder Investments Asia, Ltd. ooo
                           Director and Chairman, Scudder Investments Japan, Inc. +
                           Senior Vice President, Scudder Investor Services, Inc.
                            Director and Chairman, Scudder Trust (Cayman) Ltd. @@@
                           Director, Scudder, Stevens & Clark Australia x
                           Director and Vice President, Zurich Investment Management, Inc. xx
                           Director and President, Scudder, Stevens & Clark Corporation **
                           Director and President, Scudder , Stevens & Clark Overseas Corporation o
                           Director, Scudder Threadneedle International Ltd.
                           Director, Korea Bond Fund Management Co., Ltd. @@

William H. Bolinder        Director, Scudder Kemper Investments, Inc.**
                           Member Group Executive Board, Zurich Financial Services, Inc. ##
                           Chairman, Zurich-American Insurance Company xxx

Nick Bratt                 Director and Vice President, Scudder Kemper Investments, Inc.**
                           Vice President, Scudder MAXXUM Company***
                           Vice President, Scudder, Stevens & Clark Corporation**
                           Vice President, Scudder, Stevens & Clark Overseas Corporation o

                                       5

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland ##
                           Director, ZKI Holding Corporation xx

Gunther Gose               Director, Scudder Kemper Investments, Inc.**
                           CFO, Member Group Executive Board, Zurich Financial Services, Inc. ##
                           CEO/Branch Offices, Zurich Life Insurance Company ##

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland ##
                           Director, Chairman of the Board, Zurich Holding Company of America xxx
                           Director, ZKI Holding Corporation xx

Harold D. Kahn             Chief Financial Officer, Scudder Kemper Investments, Inc.**

Kathryn L. Quirk           Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                                 Investments, Inc.**
                           Director, Vice President, Chief Legal Officer and Secretary, Kemper Distributors, Inc.
                           Director and Secretary, Kemper Service Company
                           Director, Senior Vice President, Chief Legal Officer & Assistant Clerk, Scudder
                           Investor Services, Inc.
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director and Secretary, SFA, Inc.*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Scudder, Stevens & Clark Japan, Inc. ###
                           Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                           Director, Vice President and Secretary, Scudder Canada Investor Services Limited***
                           Director, Vice President and Secretary, Scudder Realty Advisers, Inc. @
                           Director and Secretary, Scudder, Stevens & Clark Corporation**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation o
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President, Chief Legal Officer and Secretary, Scudder Financial
                           Services, Inc.*

                                       6

                           Director, Korea Bond Fund Management Co., Ltd. @@
                           Director, Scudder Threadneedle International Ltd.
                           Director, Chairman of the Board and Secretary, Scudder Investments Canada, Ltd.
                           Director, Scudder Investments Japan, Inc. +

                           Director and Secretary, Scudder Kemper Holdings (UK) Ltd. oo
                           Director and Secretary, Zurich Investment Management, Inc. xx

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc. ###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation o
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc. @
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg
                           Director, Scudder Threadneedle International Ltd.  oo
                           Director, Scudder Investments Japan, Inc. +
                           Director, Scudder Kemper Holdings (UK) Ltd.  oo
                           President and Director, Zurich Investment Management, Inc. xx
                           Director and Deputy Chairman, Scudder Investment Holdings, Ltd.

         *        Two International Place, Boston, MA
         @        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
         ***      Toronto, Ontario, Canada
         @@@      Grand Cayman, Cayman Islands, British West Indies
          o       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         xx       222 S. Riverside, Chicago, IL
         xxx      Zurich Towers, 1400 American Ln., Schaumburg, IL
         @@       P.O. Box 309, Upland House, S. Church St., Grand Cayman, British West Indies
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland
         oo       1 South Place 5th floor, London EC2M 2ZS England
         ooo      One Exchange Square 29th Floor, Hong Kong
         +        Kamiyachyo Mori Building, 12F1, 4-3-20, Toranomon, Minato-ku, Tokyo 105-0001
         x        Level 3, 5 Blue Street North Sydney, NSW 2060

Item 27.          Principal Underwriters.
--------          -----------------------

         (a)

         Kemper  Distributors,   Inc.  acts  as  principal  underwriter  of  the
         Registrant's shares and acts as principal underwriter of the Kemper Funds.

         (b)

         Information on the officers and directors of Kemper Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

         (1)                               (2)                                     (3)

                                           Positions and Offices with              Positions and
         Name                              Kemper Distributors, Inc.               Offices with Registrant
         ----                              -------------------------               -----------------------

         James L. Greenawalt               President                               None

         Linda C. Coughlin                 Director and Vice Chairman              Trustee and President

         Kathryn L. Quirk                  Director, Secretary, Chief Legal        Trustee, Vice President and Assistant
                                           Officer and Vice President              Secretary

         James J. McGovern                 Chief Financial Officer and Treasurer   None

         Linda J. Wondrack                 Vice President and Chief Compliance     None
                                           Officer

         Paula Gaccione                    Vice President                          None

         Michael E. Harrington             Managing Director                       None

         Robert A. Rudell                  Vice President                          None

         Todd N. Gierke                    Assistant Treasurer                     None

         Philip J. Collora                 Assistant Secretary                     None

         Paul J. Elmlinger                 Assistant Secretary                     None

         Diane E. Ratekin                  Assistant Secretary                     None

         Mark S. Casady                    Director and Chairman                   None

         Herbert A. Christiansen           Vice President                          None

         Robert Froelich                   Managing Director                       None

         C. Perry Moore                    Senior Vice President and Managing      None
                                           Director

         Lorie O'Malley                    Managing Director                       None

         William F. Glavin                 Managing Director                       None

         Gary N. Kocher                    Managing Director                       None

         Howard S. Schneider               Managing Director                       None

         Thomas V. Bruns                   Managing Director                       None

         Johnston Allan Norris             Managing Director and Senior Vice       None
                                           President


                                       8

                                           Positions and Offices with              Positions and
         Name                              Kemper Distributors, Inc.               Offices with Registrant
         ----                              -------------------------               -----------------------

         John H. Robinson, Jr.             Managing Director and Senior Vice       None
                                           President


         (c)      Not applicable.

Item 28.          Location of Accounts and Records.
--------          ---------------------------------

         Accounts, books and other documents are maintained at the offices of the Registrant, the offices of Registrant's investment adviser, Scudder Kemper Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, at the offices of the Registrant's principal underwriter, Kemper Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606 or, in the case of records concerning custodial functions, at the offices of the custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 or, in the case of records concerning transfer agency functions, at the offices of State Street Bank and Trust Company and of the shareholder service agent, Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105.

Item 29.          Management Services.
--------          --------------------

                  Inapplicable.

Item 30.          Undertakings.
--------          -------------

                  Inapplicable.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Chicago and State of Illinois, on the 31st day of July, 2000.


                                              CASH ACCOUNT TRUST


                                           By /s/ Mark S. Casady
                                              ----------------------------
                                              Mark S. Casady, President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on July 31, 2000 on behalf of the following persons in the capacities indicated.

SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/ Mark S. Casady                                                                       July 31, 2000
--------------------------------------
Mark S. Casady                              President


/s/ Thomas W. Littauer                                                                   July 31, 2000
--------------------------------------
Thomas W. Littauer*                         Chairman and Trustee


/s/ John W. Ballantine                                                                   July 31, 2000
--------------------------------------
John W. Ballantine*                         Trustee


/s/ Lewis A. Burnham                                                                     July 31, 2000
--------------------------------------
Lewis A. Burnham*                           Trustee


--------------------------------------
Linda C. Coughlin                           Trustee


/s/ Donald L. Dunaway                                                                    July 31, 2000
--------------------------------------
Donald L. Dunaway*                          Trustee


--------------------------------------
Robert B. Hoffman                           Trustee


/s/ Donald R. Jones                                                                      July 31, 2000
--------------------------------------
Donald R. Jones*                            Trustee


/s/ Shirley D. Peterson                                                                  July 31, 2000
--------------------------------------
Shirley D. Peterson*                        Trustee


/s/William P. Sommers                                                                    July 31, 2000
--------------------------------------
William P. Sommers*                         Trustee



/s/ John R. Hebble                                                                       July 31, 2000
--------------------------------------
John R. Hebble                              Treasurer (Principal Financial and
                                            Accounting Officer)


*By:     /s/ Philip J. Collora
         ---------------------
         Philip J. Collora**

         **  Philip J. Collora signs this document
             pursuant to powers of attorney contained in Post-Effective Amendment No. 8 to the
             Registration Statement, filed on August
             28, 1998 and pursuant to a power of
             attorney contained in Post Effective
             Amendment No. 12, filed on June 16, 1999 and pursuant to powers of attorney filed herein.

                                                               File No. 33-32476
                                                               File No. 811-5970


                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549




                                    EXHIBITS

                                       TO

                                    FORM N-1A



                         POST-EFFECTIVE AMENDMENT NO. 20

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 21

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940

                               CASH ACCOUNT TRUST

                               CASH ACCOUNT TRUST

                                  EXHIBIT INDEX

                                 Exhibit (c)(5)
                                   Exhibit (i)
                                   Exhibit (j)
                                 Exhibit (p)(1)
                                 Exhibit (p)(2)



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